==========================
                                                           OMB Number: 3235-0578
                                                      Expires: February 28, 2006
                                                               Estimated average
                                                                burden hours per
                                                           response........20.00
                                                     ==========================



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-05010
                              THE HUNTINGTON FUNDS
               (Exact name of registrant as specified in charter)
            5800 Corporate Drive Pittsburgh, Pennsylvania 15237-7010
               (Address of principal executive offices) (Zip code)
                              Ronald J. Corn, Esq.
                          The Huntington National Bank
                              41 South High Street
                              Columbus, Ohio 43287
                     (Name and address of agent for service)

                                   Copies to:
              David C. Mahaffey, Esq., and Christine S. Boehm, Esq.
                              Sullivan & Worcester
                               1666 K Street, N.W.
                              Washington, DC 20006

       Registrant's telephone number, including area code: 1-800-544-8347

                      Date of fiscal year end: December 31

                    Date of reporting period: March 31, 2005



Item 1. Schedule of Investments.






Huntington Florida Tax-Free Money Fund
Portfolio of Investments                                                   March 31, 2005
(Unaudited)

        Principal       Security
    Amount or Shares   Description                                                Value

Municipal Bonds  (97.9%):
Florida  (95.3%):
         $500,000  Alachua County, FL, Health                          $          500,000
                   Facilities Authority Revenue, Series
                   B, (MBIA Ins), 2.190%, 12/1/26 **
          275,000  Boynton Beach, FL, Community                                   276,357
                   Redevelopment Tax Increment
                   Revenue, 3.000%, 10/1/05
          500,000  Broward County, FL School District,                            511,980
                   5.000%, 2/15/06
        1,100,000  Broward County, FL, Educational                              1,100,000
                   Facilities Authority Revenue,
                   (LOC-Citibank N.A.), 2.280%, 11/1/31**
          850,000  Broward County, FL, Housing                                    850,000
                   Finance Authority Multifamily
                   Revenue, (FNMA Ins), 2.280%,
                   5/15/27 **
          100,000  Broward County, FL, Housing                                    100,000
                   Finance Authority Multifamily
                   Revenue, (LOC-Bank One), 2.290%,
                   11/1/05
          865,000  Broward County, FL, Housing                                    865,000
                   Financial Authority Multifamily
                   Revenue, (FHLMC Ins), 2.280%,
                   12/1/29 **
          150,000  Broward County, FL, School Board,                              150,129
                   Certificate Participation Refunding,
                   Series A, (AMBAC Ins), 2.000%,
                   7/1/05
        1,000,000  Charlotte County Florida Utility                             1,000,000
                   Revenue, 2.300%, 10/1/21 **
          300,000  Clay County, FL, Housing Finance                               300,000
                   Authority Multifamily Revenue,
                   (Freddie Mac Ins), 2.280%, 11/1/14**
          385,000  Daytona Beach, FL, Public                                      386,525
                   Improvements, G.O., (FGIC Ins),
                   3.000%, 7/1/05
          500,000  Duval County, FL, School District,                             507,001
                   6.250%, 8/1/05
          750,000  Florida Housing Financial Corp.,                               750,000
                   Multifamily Revenue, Victoria Park,
                   (FNMA Ins), 2.280%, 10/15/32 **
          170,000  Florida State Board of Education,                              172,954
                   Capital Outlay, Series B, G.O.,
                   5.875%, 6/1/25 **
          350,000  Fort Lauderdale, FL, Crest Prep                                350,000
                   School Project Revenue, (FSA Ins),
                   2.300%, 6/1/32 **
          400,000  Halifax, FL, Health Care Facilities                            400,000
                   Revenue, (LOC-Bank of America
                   N.A.), 2.290%, 12/1/13 **
          200,000  Highlands County, FL, Infrastructure                           200,750
                    Sales Surtax Revenue, (AMBAC Ins),
                    2.800%, 11/1/05
          500,000  Indian River County, FL, School                                503,571
                   Board Revenue, BAN, 3.000%,
                   12/23/05
           75,000  Indian River County, FL, Water &                                75,261
                   Sewer Revenue, 3.000%, 9/1/05
          400,000  Jacksonville, FL, Electric Authority                           400,000
                   Revenue, Series B, (LOC-Bank of
                   America), 2.300%, 10/1/30 **
        1,100,000  Jacksonville, FL, Electric Authority                         1,100,000
                   Revenue, Series B, (LOC-Bank of
                   America), 2.230%, 10/1/34 **
          545,000  Jacksonville, FL, Health Facilities                            545,000
                   Authority Revenue, (LOC-Wachovia
                   Bank N.A.), 2.230%, 8/15/21 **
          800,000  Jacksonville, FL, Health Facilities                            800,000
                   Authority Revenue, (MBIA Ins),
                   2.270%, 8/15/19 **
          300,000  Jacksonville, FL, Health Facilities                            300,000
                   Authority Revenue, Genesis
                   Rehabilitation Hospital, (LOC-Bank of
                   America), 2.300%, 5/1/21 **
          500,000  Lakeland, FL, Energy Systems                                   500,000
                   Revenue, Series A, (LOC-Suntrust
                   Bank), 2.330%, 10/1/35 **
          155,000  Lauderhill, FL, Water & Sewer                                  155,942
                   Refunding Revenue, (FSA Ins),
                   3.375%, 10/1/05
          615,000  Manatee County, FL, Public                                     616,845
                   Improvements Revenue, (FGIC Ins),
                   2.000%, 10/1/05
          250,000  Miami-Dade County, FL, School                                  250,466
                   District Tax Anticipation Notes,
                   2.750%, 6/28/05
          700,000  Orange County, FL, Health Facilities                           700,000
                    Authority Revenue, (LOC-Suntrust
                   Bank), 2.300%, 11/15/14 **
          200,000  Orange County, FL, School Board                                200,000
                   Certificate Participation, Series B,
                   (AMBAC Ins), 2.280%, 8/1/25 **
          200,000  Orange County, FL, School Board,                               200,000
                   Certificate Participation, Series B,
                   (MBIA Ins), 2.280%, 8/1/27 **
        1,100,000  Orlando & Orange County, FL,                                 1,100,000
                   Expressway Revenue, 2.250%, 7/1/25**
          800,000  Orlando, FL, Utilities, Water &                                800,000
                   Electric Revenue, Series B,
                   (LOC-Suntrust Bank), 2.300%, 10/1/22**
          900,000  Palm Beach County, FL, Educational                             900,000
                    Facility Authority Revenue,
                   (LOC-Bank of America), 2.350%,
                   12/1/31 **
          500,000  Palm Beach County, FL, Housing                                 500,000
                   Finance Authority Multifamily
                   Revenue, Emerald Bay Club
                   Apartments, 2.310%, 6/1/30 **
        1,000,000  Palm Beach County, FL, Revenue,                              1,000,000
                   (AMBAC Ins), 2.300%, 3/1/27 **
          200,000  Palm Beach County, FL, Revenue,                                200,000
                   (LOC-Northern Trust Company),
                   2.300%, 5/1/25 **
        1,050,000  Palm Beach County, FL, Revenue,                              1,050,000
                   (LOC-Northern Trust Company),
                   2.300%, 3/1/30 **
          700,000  Palm Beach County, FL, Revenue,                                700,000
                   Henry Morrison Flagler Project,
                   (LOC-Northern Trust Company),
                   2.330%, 11/1/36 **
          800,000  Palm Beach County, FL, School                                  800,000
                   Board Certificate Participation, Series
                   B, (FSA Ins), 2.290%, 8/1/27 **
          500,000  Palm Beach County, FL, School                                  503,150
                   District Revenue, 3.000%, 9/28/05
          915,000  Pinellas County, FL, Education                                 915,000
                   Facilities Authority Revenue,
                   (LOC-Suntrust Bank), 2.290%, 7/1/20**
          700,000  Pinellas County, FL, Health                                    700,000
                   Facilities Authority Refunding
                   Revenue, (AMBAC Ins), 2.300%,
                   12/1/15 **
        1,000,000  Sarasota County, FL, Hospital                                1,000,000
                   Improvements Revenue, Series A,
                   (AMBAC Ins), 2.330%, 7/1/37 **
          500,000  University of South Florida,                                   500,000
                   Certificate Participation, 2.240%,
                   1/1/29 **
          300,000  University of South Florida,                                   300,000
                   Interdisciplinary Revenue, Series A,
                   (LOC-Bank of America N.A.), 2.310%,
                    8/1/34 **
          100,000  Volusia County, FL, Housing                                    100,000
                                                                                  -------
                   Finance Authority Refunding
                   Revenue, (Fannie Mae Ins), 2.280%,
                   1/15/32 **
                                                                               25,835,931
Ohio  (0.9%):                                                                  ----------
          240,000  Southwest Licking, OH, Local School                            252,530
                                                                                  -------
                    District, G.O., (FGIC Ins), 7.100%,
                   12/1/16 **
Washington  (1.7%):
          445,000  Washington State Public Power                                  448,243
                                                                                  -------
                   Supply Refunding Revenue, Series A,
                    5.000%, 7/1/05
Total Municipal Bonds (Cost $26,536,704)                                       26,536,704
                                                                               ----------

Cash Equivalent  (1.9%):
          511,444  Fidelity Institutional Tax-Exempt                              511,444
                                                                                  -------
                   Fund
Total Cash Equivalent (Cost $511,444)                                             511,444
                                                                                  -------



Total Investments (Cost $27,048,148) (a)   -   99.8%                           27,048,148
Other Assets in Excess of Liabilities   -   0.2%                                   54,195
                                                                              -----------
NET ASSETS   -   100.0%                                                $       27,102,343
                                                                               ==========
------------
See Notes to Portfolio of Investments.





Huntington Money Market Fund
Portfolio of Investments                                                   March 31, 2005
(Unaudited)


        Principal       Security
    Amount or Shares   Description                                               Value

U.S. Government Agencies  (92.7%):
Federal Farm Credit Bank  (19.7%):
      $25,000,000  2.450% - 2.460%, 4/6/05                                    $24,991,478
       15,000,000  2.480%, 4/11/05                                             14,989,667
       15,000,000  2.500%, 4/12/05                                             14,988,542
       15,000,000  2.580%, 4/19/05                                             14,980,650
       15,000,000  2.610%, 5/11/05                                             14,956,500
       15,000,000  2.700%, 5/26/05                                             14,938,125
       15,000,000  2.910%, 6/17/05                                             14,906,638
       15,000,000  2.950%, 6/30/05                                             14,889,563
                                                                               ----------
                                                                              129,641,163
Federal Home Loan Bank  (34.1%):                                              -----------
       15,000,000  2.450%, 4/1/05                                              15,000,000
       15,000,000  2.490%, 4/8/05                                              14,992,738
       15,000,000  2.500%, 4/13/05                                             14,987,500
       15,000,000  2.520%, 4/15/05                                             14,985,300
       30,000,000  2.510% - 2.530%, 4/20/05                                    29,960,099
       15,000,000  2.570%, 4/22/05                                             14,977,513
       15,000,000  2.570%, 4/27/05                                             14,972,158
       15,000,000  2.590%, 5/6/05                                              14,962,229
       15,000,000  2.580%, 5/10/05                                             14,958,075
       15,000,000  2.800%, 5/25/05                                             14,937,000
       15,000,000  2.790%, 5/26/05                                             14,936,063
       15,000,000  2.810%, 5/27/05                                             14,934,433
       15,000,000  2.820%, 6/8/05                                              14,920,100
       15,000,000  2.850%, 6/10/05                                             14,916,875
                                                                               ----------
                                                                              224,440,083
Federal Home Loan Mortgage Corporation  (29.8%):                              -----------
       25,000,000  2.430% - 2.450%, 4/5/05                                     24,993,227
       10,000,000  2.560%, 4/19/05                                              9,987,225
       15,000,000  2.580%, 4/26/05                                             14,973,177
       20,000,000  2.700%, 5/2/05                                              19,953,499
       15,000,000  2.700%, 5/5/05                                              14,961,750
       15,000,000  2.680%, 5/9/05                                              14,957,567
       15,000,000  2.770%, 5/16/05                                             14,948,063
       15,000,000  2.660%, 5/17/05                                             14,949,017
       15,000,000  2.750%, 5/24/05                                             14,939,271
       15,000,000  2.760%, 5/31/05                                             14,931,000
       20,000,000  2.790%, 6/7/05                                              19,896,150
       16,500,000  2.870%, 6/15/05                                             16,401,344
                                                                               ----------
                                                                              195,891,290
Federal National Mortgage Association  (9.1%):                                -----------
       15,000,000  2.540%, 4/4/05                                              14,996,825
       15,000,000  2.610%, 5/4/05                                              14,964,113
       15,000,000  2.920%, 6/15/05                                             14,908,750
       15,000,000  2.950%, 6/22/05                                             14,899,208
                                                                               ----------
                                                                               59,768,896
                                                                              -----------
Total U.S. Government Agencies (Cost $609,741,432)                            609,741,432
                                                                              -----------

Repurchase Agreements  (6.7%):
       44,097,500  Morgan Stanley Dean Witter & Co.,                           44,097,500
                   2.780%, dated 3/31/05, due 4/1/05,                          ----------
                   repurchase price $44,100,905 (Fully
                   collateralized by U.S. Treasury
                   securities)
Total Repurchase Agreements (Cost $44,097,500)                                 44,097,500
                                                                               ----------

Cash Equivalent  (0.8%):
        5,000,000  Meeder Institutional Money Market                            5,000,000
                   Fund                                                         ---------
Total Cash Equivalent (Cost $5,000,000)                                         5,000,000
                                                                                ---------



Total Investments (Cost $658,838,932) (a)   -   100.2%                        658,838,932
Liabilities in Excess of Other Assets   -   (0.2)%                            (1,499,990)
                                                                              -----------

NET ASSETS   -   100.0%                                                $      657,338,942
                                                                              ===========
------------
See Notes to Portfolio of Investments.













Huntington Ohio Municipal Money Market Fund
Portfolio of Investments                                                   March 31, 2005
(Unaudited)


        Principal         Security
    Amount or Shares     Description                                               Value

Municipal Bonds  (93.4%):
Ohio  (91.7%):
       $2,500,000  Akron, OH, Hospital District                        $        2,500,000
                   Revenue, Series B, (LOC-Bank One
                   N.A.), 2.290%, 11/1/34 **
        1,280,000  Ashland, OH, G.O. BAN, 2.000%,                               1,280,663
                   5/26/05
          900,000  Beaver Creek, OH, G.O., BAN,                                   903,263
                   2.750%, 12/28/05
          150,000  Brunswick OH, G.O., 5.000%,                                    152,599
                   12/1/05
          800,000  Butler County, OH, Hospital                                    800,000
                   Facilities Revenue, (Middletown
                   Regional Hospital), (LOC - Bank One
                   N.A.), 2.290%, 11/1/10 **
          700,000  Butler County, OH, Public                                      701,474
                   Improvements, Series F, G.O., BAN,
                   2.250%, 9/22/05
        2,200,000  Canal Winchester, OH, Local School                           2,206,989
                    District, G.O., 2.750%, 12/21/05
        2,900,000  Cincinnati & Hamilton County, OH,                            2,900,000
                   Port Authority,Revenue, Kenwood
                   Office Associate Project, (LOC-Fifth
                   Third Bank), 2.330%, 9/1/25 **
          750,000  Cincinnati, OH, G.O. BAN, 2.500%,                              752,929
                   9/9/05
        2,000,000  Cleveland, OH, Airport System                                2,000,000
                   Revenue, (FSA Ins), 2.300%, 1/1/31**
        1,000,000  Cleveland, OH, Cuyahoga County                               1,000,000
                   Port Authority Revenue, 2.300%,
                   1/1/34 **
          300,000  Cleveland, OH, Income Tax                                      300,000
                   Revenue, (AMBAC Ins), 2.230%,
                   5/15/24 **
        4,000,000  Columbus, OH, Sewer, Refunding                               4,000,000
                   Revenue, 2.300%, 6/1/11 **
        2,000,000  Cuyahoga County OH Hospitals,                                2,000,000
                   (University Hospital Cleveland),
                   2.270%, 1/1/16 **
        2,000,000  Cuyahoga County, OH, Cleveland                               2,000,000
                   Clinic, Various Revenue, Subseries
                   B1, 2.350%, 1/1/39 **
          675,000  Dayton, OH, Airport Improvements,                              676,912
                   G.O., BAN, 2.375%, 8/24/05
          850,000  Dover, OH, Sewer Improvements,                                 851,151
                   G.O., 2.100%, 10/20/05
        1,000,000  Dublin, OH, City School District,                            1,001,730
                   G.O., BAN, 2.120%, 10/13/05
          520,000  Fairfield County, OH, G.O., BAN,                               521,614
                   2.700%, 12/15/05
          900,000  Fairfield County, OH, Water System                             905,679
                    Improvements, G.O., BAN, 3.300%,
                   4/6/06
          100,000  Field, OH, Local School District,                              100,386
                   G.O., (AMBAC Ins), 3.000%, 12/1/05
        1,055,000  Franklin County, OH, Hospital                                1,055,000
                   Revenue, 2.290%, 12/1/20 **
        1,795,000  Franklin County, OH, Hospital                                1,795,000
                   Revenue, (Doctors Ohio Health),
                   Series B, (LOC-National City Bank),
                   2.300%, 12/1/28 **
        4,150,000  Franklin County, OH, Hospital                                4,150,000
                   Revenue, Ohio Health Corp., Series
                   D, (LOC-National City Bank), 2.300%,
                    7/1/29 **
        7,895,000  Franklin County, OH, Hospital                                7,895,000
                   Revenue, U.S. Health Corp., Series
                   A, (LOC-Citibank N.A.), 2.290%,
                   12/1/21 **
          945,000  Franklin County, OH, Hospital                                  945,000
                   Revenue, U.S. Health Corp., Series
                   C, (LOC-Morgan Guarantee), 2.290%,
                   12/1/11 **
        3,000,000  Franklin County, OH, Industrial                              3,000,000
                   Development Revenue, (LOC-Bank
                   One), 2.100%, 11/1/14 **
          415,000  Geauga County, OH, Health Care                                 415,000
                   Facilities Revenue, (LOC- Bank One
                   Columbus), 2.300%, 7/1/23 **
          600,000  Geauga County, OH, Library                                     602,952
                   Administration G.O, 3.000%, 3/2/06
          300,000  Greene County, OH, G.O., BAN,                                  300,617
                   2.250%, 8/18/05
          425,000  Greene County, OH, G.O., BAN,                                  427,237
                   Series A, (Various), 3.000%, 2/23/06
        2,040,000  Grove City, OH, G.O., BAN,                                   2,050,927
                   3.000%, 12/7/05
        3,000,000  Hamilton County, OH, Economic                                3,000,000
                   Development Revenue, (LOC-Fifth
                   Third Bank), 2.330%, 11/1/21 **
        3,000,000  Hamilton County, OH, Economic                                3,000,000
                   Development Revenue, Xavier High
                   School Project, (LOC-Fifth Third
                   Bank), 2.170%, 4/1/28 **
        2,115,000  Hamilton County, OH, Electric                                2,115,000
                   Revenue, Series A, (FSA Ins),
                   2.280%, 10/1/23 **
        4,325,000  Hamilton County, OH, Electric                                4,325,000
                   Revenue, Series B, (FSA Ins),
                   2.280%, 10/1/25 **
        4,135,000  Hamilton County, OH, Hospital                                4,135,000
                   Facilities Revenue,  Health Alliance,
                   Series F, 2.280%, 1/1/18 **
        4,855,000  Hamilton County, OH, Hospital                                4,855,000
                   Facilities Revenue, Drake Center
                   Inc., Series A, 2.290%, 6/1/19 **
        1,700,000  Hamilton County, OH, Hospital                                1,700,000
                   Facilities Revenue, Health Alliance,
                   Series B, (MBIA Ins), 2.280%, 1/1/18**
        2,100,000  Hamilton County, OH, Hospital                                2,100,000
                   Facilities Revenue, Series A, (LOC-JP
                    Morgan Chase Bank), 2.290%, 6/1/27**
        3,000,000  Hamilton County, OH, Hospital                                3,000,000
                   Facilities Revenue, Series B, (LOC-JP
                    Morgan Chase Bank), 2.280%, 6/1/27**
        2,000,000  Hamilton County, OH, Industrial                              2,000,000
                   Development Revenue, 2.050%,
                   10/15/12 **
        3,900,000  Hamilton County, OH, Parking                                 3,900,000
                   Facility Improvements Revenue,
                   (LOC-U.S. Bank), 2.290%, 12/1/26**
          910,000  Hamilton, OH, G.O., BAN, (Various),                            910,456
                    2.000%, 6/2/05
        2,000,000  Huron County, OH, Hospital                                   2,000,000
                   Facilities Revenue, (Fisher-Titus
                   Medical Center), Series A,
                   (LOC-National City Bank), 2.300%,
                   12/1/27 **
        3,675,000  Kent State University, OH, Ohio                              3,675,000
                   Universities Revenue, (General
                   Reciepts), (MBIA Ins), 2.270%, 5/1/31**
          500,000  Lake County, OH, Sewer                                         500,356
                   Improvements, G.O., BAN, 2.000%,
                   5/19/05
          800,000  Lucas County, OH, Health Care                                  800,000
                   Facilities Refunding Revenue,
                   (Sunset Retirement Communities),
                   Series B, (LOC-Fifth Third Bank),
                   2.300%, 8/15/30 **
        3,000,000  Marysville, OH, Sewer, Series A,                             3,009,470
                   G.O., 3.000%, 8/25/05
          750,000  Mason, OH, City School District,                               757,440
                   G.O., 5.500%, 2/9/06
          700,000  Mason, OH, Public Improvements,                                702,205
                   G.O., BAN, 3.000%, 6/30/05
        1,450,000  Montgomery County, OH, Health                                1,450,000
                   Services, Miami Valley Hospital
                   Revenue, Series A (LOC-National
                   City Bank), 2.300%, 11/15/22 **
        1,510,000  Oakwood, OH, G.O., BAN, 2.600%,                              1,511,520
                   12/8/05
          400,000  Ohio State Air Quality Development                             400,000
                   Authority Refunding Revenue, Timken
                    Project, (LOC-Fifth Third Bank),
                   2.260%, 11/1/25 **
        1,650,000  Ohio State Air Quality Development                           1,650,000
                   Authority Revenue, Ohio Edison
                   Project, Series A, 2.260%, 2/1/14 **
          250,000  Ohio State Higher Education Capital                            250,661
                   Facilities Revenue, Series II-A,
                   5.000%, 5/1/05
          500,000  Ohio State Higher Education                                    500,000
                   Facilities, 2.310%, 2/1/29 **
        3,150,000  Ohio State Higher Education                                  3,150,000
                   Facilities Commission Revenue, John
                    Carroll, Series B, (LOC-Allied Irish
                   Bank PLC), 2.290%, 2/1/32 **
        2,455,000  Ohio State Higher Education                                  2,455,000
                   Facilities Revenue, (LOC- Fifth Third
                   Bank), 2.350%, 9/1/25 **
        1,500,000  Ohio State Higher Education                                  1,500,000
                   Facilities Revenue, John Carroll
                   University, (LOC-Allied Irish Bank
                   PLC), 2.290%, 11/15/31 **
        3,700,000  Ohio State Higher Education                                  3,700,000
                   Facilities Revenue, Xavier University,
                     (LOC-Fifth Third Bank), 2.220%,
                   11/1/30 **
        1,600,000  Ohio State Higher Education                                  1,600,000
                   Facilities, (LOC - Fifth Third Bank),
                   2.300%, 9/1/27 **
        1,000,000  Ohio State Higher Education, G.O.,                           1,005,126
                   3.000%, 2/1/06
        3,000,000  Ohio State Higher Educational                                3,000,000
                   Facilities Revenue, Marietta College
                   Project, 2.300%, 12/1/24 **
          500,000  Ohio State Highway Capital                                     501,311
                   Improvements, Series E, G.O.,
                   4.750%, 5/1/05
        3,060,000  Ohio State University General                                3,060,000
                   Receipts Revenue, (Various), 2.270%,
                    12/1/27 **
        2,600,000  Ohio State University General                                2,600,000
                   Receipts Reveue, (Various), 2.270%,
                   12/1/17 **
          100,000  Ohio State University, Public                                  103,543
                   Improvements, G.O., 6.150%, 8/1/10**
          100,000  Ohio State Water Development                                   100,688
                   Authority Pollution Control Facilities
                   Revenue, Water Quality Series,
                   6.000%, 6/1/05
          400,000  Ohio State Water Development                                   400,000
                   Authority Revenue, (Various) (MBIA
                   Ins), 2.250%, 12/1/18 **
          550,000  Ohio State Water Development                                   550,000
                   Authority Revenue, Timken Co.
                   Project, 2.300%, 5/1/07 **
        2,245,000  Pickerington, OH, G.O, 3.000%,                               2,256,275
                   3/9/06
          975,000  Pickerington, OH, Water & Sewer                                975,000
                   Improvements, G.O., BAN, 1.750%,
                   5/19/05
          100,000  Richland County, OH, G.O.,                                     100,263
                   2.500%, 12/1/05
          500,000  Richland County, OH, Public                                    500,705
                   Improvements, G.O., BAN, 2.150%,
                   8/10/05
          200,000  Sandusky County, OH, G.O., BAN,                                200,000
                   2.200%, 11/30/05
          500,000  Scioto County, OH, Hospital                                    500,000
                   Revenue, Series F, (AMBAC Ins),
                   2.280%, 12/1/25 **
          510,000  Scioto County, OH, Hospital                                    510,000
                   Revenue, VHA Center Inc., Capital
                   Assets, Series E, 2.280%, 12/1/25 **
        4,275,000  Scioto County, OH, Hospital                                  4,275,000
                   Revenue, VHA Center Inc., Capital
                   Assets, Series G, 2.280%, 12/1/25**
        1,575,000  Scioto County, OH, Hospital                                  1,575,000
                   Revenue, VHA Center Inc., Series B,
                   (AMBAC Ins), 2.280%, 12/1/25 **
        1,750,000  Shaker Heights, OH, City School                              1,752,894
                   District, G.O., BAN, 3.000%, 5/26/05
        1,050,000  Toledo, OH, Public Improvements,                             1,050,000
                   (LOC-State Street Bank), 2.280%,
                   6/1/05
        1,750,000  Trumbull County, OH, Health Care                             1,750,000
                   Revenue, (Non Profit Corp.), (Radian
                   Ins), 2.330%, 10/1/31 **
        7,000,000  University Akron General Receipts,                           7,000,001
                   2.280%, 1/1/29 **
        1,300,000  University of Cincinnati General                             1,302,013
                   Receipts Revenue, BAN, Series B,
                   3.250%, 6/1/05
          500,000  University of Cincinnati General                               500,000
                   Receipts Revenue, Series B,
                   (Various), (AMBAC Ins), 2.280%,
                   6/1/31 **
        3,000,000  Washington County, OH, Hospital                              3,000,000
                   Facilities Revenue, 2.170%, 12/1/33**
          170,000  Wilmington, OH, G.O., BAN,                                     170,072
                   2.200%, 5/2/05
          365,000  Wilmington, OH, G.O., BAN,                                     365,535
                   2.100%, 9/30/05
          125,000  Wilmington, OH, Water Refunding                                125,073
                   Revenue, (AMBAC Ins), 2.500%,
                   6/15/05
          510,000  Franklin County, OH, Revenue,                                  510,000
                   Series C-2, (FGIC Ins), 2.280%,
                   12/1/38 **
        2,300,000  University of Cincinnati General                             2,328,776
                   Receipts Revenue, BAN, Series C,                             ---------
                   4.000%, 3/28/06
Total Municipal Bonds (Cost $156,911,505)                                     156,911,505
                                                                              -----------

Commercial Paper  (6.5%):
Ohio  (6.5%):
        5,000,000  Cuyahoga County, OH, 2.100%,                                 5,000,000
                   9/8/05
        6,000,000  Ohio State University, 2.030%,                               6,000,000
                   5/17/05                                                      ---------
                                                                               11,000,000
                                                                               ----------
Total Commercial Papers (Cost $11,000,000)                                     11,000,000
                                                                               ----------

Cash Equivalent  (0.5%):
          883,254  Fidelity Institutional Tax-Exempt                              883,254
                   Fund                                                           -------
Total Cash Equivalent (Cost $883,254)                                             883,254
                                                                                  -------



Total Investments (Cost $168,794,759) (a)   -   100.4%                        168,794,759
Liabilities in Excess of Other Assets   -   (0.4)%                              (747,904)
                                                                              -----------
NET ASSETS   -   100.0%                                                $      168,046,855
                                                                              ===========
------------
See Notes to Portfolio of Investments.













Huntington U.S. Treasury Money Market Fund
Portfolio of Investments                                                   March 31, 2005
(Unaudited)


        Principal  Security
         Amount   Description                                                      Value

U.S. Treasury Bills  (57.7%):
      $25,000,000  2.280% - 2.320%, 4/7/05                             $       24,990,320
       25,000,0002.220% - 2.310%, 4/14/05                                      24,979,516
       25,000,000  2.350% - 2.590%, 4/21/05                                    24,965,431
       25,000,000  2.350% - 2.520%, 4/28/05                                    24,954,063
       25,000,000  2.430% - 2.590%, 5/5/05                                     24,941,099
       20,000,000  2.580% - 2.590%, 5/12/05                                    19,941,097
       25,000,000  2.430% - 2.610%, 5/19/05                                    24,916,547
       25,000,0002.520% - 2.590%, 5/26/05                                      24,901,046
       25,000,000  2.560% - 2.700%, 6/2/05                                     24,886,204
       25,000,000  2.590% - 2.670%, 6/9/05                                     24,874,209
       20,000,000  2.690% - 2.720%, 6/16/05                                    19,885,683
       25,000,0002.720% - 2.740%, 6/23/05                                      24,842,957
       10,000,0002.740%, 6/30/05                                                9,931,450
       15,000,000  2.750%, 7/7/05                                              14,888,773
       10,000,000  2.800%, 7/14/05                                              9,919,169
                                                                                ---------
Total U.S. Treasury Bills (Cost $323,817,564)                                 323,817,564
                                                                              -----------

Repurchase Agreements  (42.5%):
       30,000,000  Bear Stearns, 2.620%, dated                                 30,000,000
                   3/31/05, due 4/7/05, repurchase price
                   $30,015,283 (Fully collateralized by
                   U.S. Treasury securities)
       30,000,000  CitiGroup, Inc., 2.600%, dated                              30,000,000
                   3/31/05, due 4/7/05, repurchase price
                   $30,015,167 (Fully collateralized by
                   U.S. Treasury securities)
       30,000,000  Goldman Sachs, 2.700%, dated                                30,000,000
                   3/29/05, due 4/5/05, repurchase price
                   $30,015,750 (Fully collateralized by
                   U.S. Treasury securities)
       30,000,000  J.P. Morgan Chase & Co., 2.500%,                            30,000,000
                   dated 3/30/05, due 4/1/05, repurchase
                    price $30,004,167 (Fully collateralized
                    by U.S. Treasury securities)
       20,000,000  Merrill Lynch, 2.570%, dated                                20,000,000
                   3/31/05, due 4/6/05, repurchase price
                   $20,008,567 (Fully collateralized by
                   U.S. Treasury securities)
       58,625,600  Morgan Stanley Dean Witter & Co.,                           58,625,600
                   2.630%, dated 3/31/05, due 4/1/05,
                   repurchase price $58,629,883 (Fully
                   collateralized by U.S. Treasury
                   securities)
       40,000,000  Morgan Stanley Dean Witter & Co.,                           40,000,000
                   2.660%, dated 3/28/05, due 4/4/05,                          ----------
                   repurchase price $40,020,689 (Fully
                   collateralized by U.S. Treasury
                   securities)
Total Repurchase Agreements (Cost $238,625,600)                               238,625,600
                                                                              -----------



Total Investments (Cost $562,443,164) (a)   -   100.2%                        562,443,164
Liabilities in Excess of Other Assets   -   (0.2)%                            (1,067,822)
                                                                              -----------

NET ASSETS   -   100.0%                                                $      561,375,342
                                                                              ===========
------------
See Notes to Portfolio of Investments.















Huntington Dividend Capture Fund
Portfolio of Investments                                                   March 31, 2005
(Unaudited)


       Shares or         Security
    Principal Amount    Description                                              Value

Common Stocks  (53.7%):
Auto/Truck Parts & Equipment  (0.6%):
           55,000  Ford Motor Co.                                      $          623,150
                                                                                  -------
Banks  (6.0%):
           49,000  Bank of America Corp.                                        2,160,900
           35,000  J.P. Morgan Chase & Co.                                      1,211,000
           51,000  KeyCorp                                                      1,654,950
           33,000  Wachovia Corp.                                               1,680,030
                                                                                ---------
                                                                                6,706,880
Beer, Wine, & Distilled Beverages  (0.2%):                                      ---------
            3,000  Molson Coors Brewing Co., Class B                              231,510
                                                                                  -------
Chemicals  (0.4%):
            7,000  Monsanto Co.                                                   451,500
                                                                                  -------
Computer Software  (1.1%):
           50,000  Microsoft Corp.                                              1,208,500
                                                                                ---------
Consumer Products  (1.8%):
           24,000  Fortune Brands, Inc.                                         1,935,120
                                                                                ---------
Drugs & Health Care  (2.5%):
          108,500  Bristol-Myers Squibb Co.                                     2,762,410
                                                                                ---------
Electric Utilities  (1.3%):
           33,000  Nisource, Inc.                                                 752,070
           17,000  Progress Energy, Inc.                                          713,150
                                                                                  -------
                                                                                1,465,220
Electronic Components  (1.0%):                                                  ---------
           52,000  PerkinElmer, Inc.                                            1,072,760
                                                                                ---------
Entertainment  (0.8%):
            3,000  Harrah's Entertainment, Inc.                                   193,740
           23,000  The Walt Disney Co.                                            660,790
                                                                                  -------
                                                                                  854,530
Farm & Garden Machinery  (0.4%):                                                  -------
            6,000  Deere & Co.                                                    402,780
                                                                                  -------
Financial Services  (3.0%):
           17,900  American Capital Strategies Ltd.                               562,239
           30,000  Hartford Financial Services Group,                           2,056,800
                   Inc.
           12,000  Prudential Financial, Inc.                                     688,800
                                                                                  -------
                                                                                3,307,839
Food & Beverages  (1.1%):                                                       ---------
           49,000  Archer-Daniels-Midland Co.                                   1,204,420
                                                                                ---------
Forestry  (1.1%):
           17,500  Weyerhaeuser Co.                                             1,198,750
                                                                                ---------
Gas Utility  (0.6%):
           15,500  Kinder Morgan Energy Partners LP                               697,500
                                                                                  -------
Household Products  (1.1%):
           40,000  Leggett & Platt, Inc.                                        1,155,200
                                                                                ---------
Industrial  (0.8%):
           23,000  General Electric Co.                                           829,380
                                                                                  -------
Insurance  (4.3%):
           11,250  Allstate Corp.                                                 608,175
            6,500  Chubb Corp.                                                    515,255
           48,000  Cincinnati Financial Corp.                                   2,093,280
           30,000  Safeco Corp.                                                 1,461,300
                                                                                ---------
                                                                                4,678,010
Life/Health Insurance  (3.2%):                                                  ---------
           53,000  Lincoln National Corp.                                       2,392,420
           28,000  MetLife, Inc.                                                1,094,800
                                                                                ---------
                                                                                3,487,220
Oil Company - Exploration & Production  (1.2%):                                 ---------
           16,500  Kerr-McGee Corp.                                             1,292,445
                                                                                ---------
Paper & Allied Products  (0.7%):
           23,000  Georgia Pacific Corp.                                          816,270
                                                                                  -------
Petroleum & Petroleum Products  (3.2%):
            5,000  ConocoPhillips                                                 539,200
           50,000  Exxon Mobil Corp.                                            2,980,000
                                                                                ---------
                                                                                3,519,200
Railroad Transportation  (1.5%):                                                ---------
           30,000  Burlington Northern Santa Fe Corp.                           1,617,900
                                                                                ---------
Real Estate Investment Trusts  (10.0%):
           15,000  Brandywine Realty Trust                                        426,000
           10,000  Camden Property Trust                                          470,300
           15,000  Capital Automotive Real Estate                                 496,800
                   Investment Trust, Inc.
            7,500  CBL & Associates Properties, Inc.                              536,325
           28,000  Colonial Properties Trust                                    1,075,480
           20,000  CRT Properties, Inc.                                           435,600
           35,000  Equity Inns, Inc.                                              386,050
           35,000  Equity Office Properties Trust                               1,054,550
           23,500  First Industrial Realty Trust, Inc.                            889,005
            9,000  General Growth Properties                                      306,900
           11,000  Hospitality Properties Trust                                   444,180
            5,000  Kimco Realty Corp.                                             269,500
           20,000  Liberty Property Trust                                         781,000
           25,000  Mid-America Apartment                                          912,500
                   Communities, Inc.
           30,500  New Plan Excel Realty Trust                                    765,855
           10,000  Simon Property Group, Inc.                                     605,800
           30,000  Thornburg Mortgage, Inc. (d)                                   841,200
           12,000  Universal Health Realty Income                                 339,000
                   Trust                                                          -------
                                                                               11,036,045
Restaurants  (1.6%):                                                            ---------
           55,000  McDonald's Corp.                                             1,712,700
                                                                                ---------
Telephone & Telecommunications  (1.9%):
           21,000  BellSouth Corp.                                                552,090
           42,000  Verizon Communications, Inc.                                 1,491,000
                                                                                ---------
                                                                                2,043,090
Transport - Services  (1.0%):                                                   ---------
           25,500  Ryder System, Inc.                                           1,063,350
                                                                                ---------
Travel Services  (1.3%):
           63,500  Sabre Holdings Corp., Class A                                1,389,380
                                                                                ---------
Total Common Stocks (Cost $54,352,601)                                         58,763,059
                                                                               ----------

Preferred Stocks  (43.7%):
Auto-Cars/Light Trucks  (1.3%):
           27,000  Ford Motor Credit, 7.375%                                      621,810
           40,000  General Motors Corp., 7.375% (d)                               818,000
                                                                                  -------
                                                                                1,439,810
Bank Holding Companies  (1.6%):                                                 ---------
           63,000  J.P. Morgan Chase & Co., Series X,                           1,625,400
                   7.000%
            7,000  Suntrust Capital IV, 7.125%                                    178,220
                                                                                  -------
                                                                                1,803,620
Banks  (1.4%):                                                                  ---------
           61,100  Wells Fargo Capital Trust II,                                1,564,160
                                                                                ---------
                   7.000%
Commercial Banks  (5.9%):
           68,900  ASBC Capital I, 7.625%                                       1,805,180
           54,100  Comerica Capital Trust I, 7.600%                             1,387,665
           47,800  Compass Capital, 7.350%                                      1,234,674
           50,000  Fleet Capital Trust VII, 7.200%                              1,285,000
           29,100  Fleet Capital Trust VIII, 7.200%                               751,071
                                                                                  -------
                                                                                6,463,590
Department Stores  (0.3%):                                                      ---------
           13,900  Sears Roebuck Acceptance,                                      335,546
                   7.000%                                                       ---------
Electrical Services  (7.1%):
           20,000  BGE Capital Trust II, 6.200%                                   513,000
           30,000  Consolidated Edison Co., Inc.,                                 772,800
                   7.500%
           65,000  Dominion CNG Capital Trust I,                                1,696,500
                   7.800%
           42,000  Energy East Capital Trust I,                                 1,100,400
                   8.250%
           80,000  Entergy LA, Inc., 7.600%                                     2,088,000
           60,000  Georgia Power Capital, 7.125%                                1,548,000
                                                                                ---------
                                                                                7,718,700
Entertainment  (1.3%):                                                          ---------
           55,000  The Walt Disney Co., 7.000%                                  1,419,000
                                                                                ---------
Financial Services  (11.9%):
           20,000  AMBAC Financial Group, 7.000%                                  511,800
            7,100  BancWest Capital I, 9.500%                                     185,310
           45,000  Citigroup Capital Trust VIII, 6.950%                         1,152,000
           18,400  Everest Cap Trust 7.850%                                       478,400
           35,000  General Electric Capital Corp.,                                883,400
                   6.100%
           60,000  Hartford Life Capital II, Series B,                          1,551,000
                   7.625%
           10,000  Household Capital Trust V, Series X,                           253,000
                   10.000%
           15,700  Lehman Brothers Holdings, Inc.,                                412,910
                   6.500%
           70,000  Merrill Lynch Capital Trust V, 7.280%                        1,837,500
                    (b)
           83,000  Morgan Stanley Capital Trust II,                             2,142,230
                   7.250%
           60,000  National Commerce Capital Trust II,                          1,560,600
                   7.700%
            6,500  Provident Financial Group, Inc.,                               173,550
                   8.375% (d)
           70,900  SLM Corp., 6.000%                                            1,752,648
                                                                                ---------
                                                                               12,894,348
Insurance  (4.9%):                                                              ---------
           68,400  Ace Ltd., Series C, 7.800%                                   1,779,084
           20,000  Chubb Corp., 7.000%                                            599,600
           45,500  Partnerre Capital Trust I, 7.900%                            1,181,635
           69,000  St. Paul Capital Trust, 7.600%                               1,763,640
                                                                                ---------
                                                                                5,323,959
Life/Health Insurance  (3.3%):                                                  ---------
           58,600  Aetna, Inc., 8.500%                                          1,529,460
           33,000  Lincoln National Capital V, Series E,                          847,440
                    7.650%
           42,300  PLC Capital Trust, 7.250%                                    1,099,800
            6,800  Torchmark Capital Trust I, 7.750%                              176,732
                                                                                  -------
                                                                                3,653,432
Real Estate Investment Trusts  (2.7%):                                          ---------
            6,500  Equity Residential Properties, Series                          171,925
                    D, 8.600%
           20,000  HRPT Properties Trust, Series A,                               523,800
                   9.875%
           19,600  Prologis Trust, Series F, 6.750%                               487,060
           67,500  Public Storage, Series R, 8.000%                             1,742,175
                                                                                ---------
                                                                                2,924,960
Reinsurance  (0.4%):                                                            ---------
           17,800  RenaissanceRe Holdings Ltd.,                                   459,240
                   Series B, 7.300%                                             ---------
Telephone Communication  (1.6%):
           30,000  Alltel Corp., 7.750%                                         1,514,700
           10,000  SBC Communications, Inc.,                                      254,700
                   7.000%                                                       ---------
                                                                                1,769,400
                                                                                ---------
Total Preferred Stocks (Cost $48,779,184)                                      47,769,765
                                                                               ----------

Mutual Funds  (1.8%):
Exchange Traded Funds  (1.8%):
           50,000  AMEX Technology SPDR                                           978,000
            8,000  SPDR Trust Series 1 Index Fund (d)                             944,000
                                                                                  -------
Total Mutual Funds (Cost $1,736,346)                                            1,922,000
                                                                                ---------

Cash Equivalent  (0.8%):
          913,908  Huntington Money Market Fund,                                  913,908
                   Interfund Shares *                                             -------
Total Cash Equivalent (Cost $913,908)                                             913,908
                                                                                  -------

Short-Term Securities Held as Collateral for Securities Lending (2.0%):
Mutual Funds (0.0%):
            1,509  JP Morgan Institutional Prime Money Market Fund                  1,509
                                                                                    -----
Repurchase Agreements (0.5%):
         $362,302  JP Morgan Securities, 2.870%, 4/1/05                           362,302
          206,906  Morgan Stanley Dean Witter & Co., 2.910%, 4/1/05               206,906
                                                                                  -------
                                                                                  569,208
Variable Rate Obligations (1.5%):                                                 -------
          100,716  Bankone Class A 2004-4, 2.850%, 4/15/05                        100,716
           60,413  Bankone ISS Trust 2003-1, 2.860%, 4/15/05                       60,413
           50,283  Bayerische Landesbk NY, 2.900%, 4/19/05                         50,283
           14,074  Capital One MT 2002-3, 2.871%, 4/15/05                          14,074
           40,368  Capital One MT 2002-3, 2.879%, 4/15/05                          40,368
           26,143  Capital One MT 2002-3, 2.890%, 4/15/05                          26,143
           68,818  CCCIT Series 2000, CL 2002-A9, 3.031%, 6/15/05                  68,818
           39,506  CCCIT Series 2000, CL 2002-A5, 3.047%, 6/15/05                  39,506
           32,178  Chase CCC Trust 2004-2, C, 2.847%, 4/15/05                      32,178
          100,716  Chase CCC Trust 2004-2, C, 2.850%, 4/15/05                     100,716
           50,218  Chase CCMT 2001-2 Class A, 2.857%, 4/15/05                      50,218
           86,642  Chase CCOT 2001-1 Class A, 2.853%, 4/15/05                      86,642
           25,432  Chase CCOT 2003-1 Class A, 2.855%, 4/15/05                      25,432
           20,906  Chase CCOT 2003-1 Class A, 2.860%, 4/15/05                      20,906
           60,348  Chase CCOT 2003-1 Class A, 2.871%, 4/15/05                      60,348
           55,606  Daimler Chrysler Master OT 2003-A, 2.860%, 4/15/05              55,606
           50,218  Deutsche Bank, 3.005%, 4/1/05                                   50,218
          100,651  Dexia Bank Belgium SA, 2.736%, 4/4/05                          100,651
           50,218  Discover CMT I 2003-1, 2.870%, 4/15/05                          50,218
           54,313  Discover CMT I 2001-2, 2.858%, 4/15/05                          54,313
           20,044  Fleet CCMT II 2002-A Class A, 2.841%, 4/15/05                   20,044
           10,130  Fleet CCMT II 2002-A Class A, 2.860%, 4/15/05                   10,130
           30,174  Fleet CCMT II 2002-A Class A, 2.860%, 4/15/05                   30,174
           20,044  Fleet CCMT II 2002-A Class A, 2.879%, 4/15/05                   20,044
            7,975  General Electric Capital Corp., 2.860%, 5/12/05                  7,975
           30,174  General Electric Capital Corp., 2.870%, 5/12/05                 30,174
          100,651  HBOS Treasury Services PLC, 3.110%, 6/30/05                    100,651
          100,651  JP Morgan & Co., Inc., 2.970%, 6/2/05                          100,651
           36,209  MassMutual Global Funding II, 3.161%, 6/28/05                   36,209
           20,044  MBNA MCCT II 1997-K Class A, 2.851%, 4/15/05                    20,044
          120,695  MBNA MCCT II 2000-K Class A, 2.702%, 4/15/05                   120,695
                                                                                  -------
                                                                                1,584,558
Total Short-Term Securities Held as Collateral for                              ---------
  Securities Lending (Cost $2,155,275)                                          2,155,275
                                                                                ---------


Total Investments (Cost $107,937,314) (a)   -   102.0%                        111,524,007
Liabilities in Excess of Other Assets   -   (2.0)%                            (2,205,359)
                                                                              -----------

NET ASSETS   -   100.0%                                                $      109,318,648
                                                                              ===========
------------
See Notes to Portfolio of Investments.












Huntington Growth Fund
Portfolio of Investments                                                   March 31, 2005
(Unaudited)


     Shares or          Security
    Principal Amount    Description                                               Value

Common Stocks  (99.2%):
Apparel & Textiles  (1.6%):
          100,000  Cintas Corp.                                        $        4,131,000
            5,170  Liz Claiborne, Inc.                                            207,472
                                                                                  -------
                                                                                4,338,472
Banks  (0.0%):                                                                  ----------
              300  Bank of America Corp.                                           13,230
                                                                                   ------
Building & Construction  (0.0%):
            3,215  Masco Corp.                                                    111,464
                                                                                  -------
Chemicals  (3.0%):
           53,000  Du Pont (E.I.) de Nemours & Co.                              2,715,720
          150,000  Ecolab, Inc.                                                 4,957,500
            3,915  PPG Industries, Inc.                                           280,001
            1,230  Praxair, Inc.                                                   58,868
                                                                                   ------
                                                                                8,012,089
Communications Equipment  (0.1%):                                               ---------
            5,415  L-3 Communications Corp.                                       384,573
                                                                                  -------
Computer Services  (3.2%):
            5,060  Diebold, Inc.                                                  277,541
          152,087  Hewlett Packard Co.                                          3,336,789
            2,915  Jabil Circuit, Inc. (b)                                         83,136
          140,000  Sungard Data Systems, Inc. (b)                               4,830,000
                                                                                ---------
                                                                                8,527,466
Computer Software  (2.5%):                                                      ---------
            1,670  Adobe Systems, Inc.                                            112,174
          270,625  Microsoft Corp.                                              6,541,006
                                                                                ---------
                                                                                6,653,180
Computers  (6.9%):                                                              ---------
           69,000  Cisco Systems, Inc. (b)                                      1,234,410
           81,890  Computer Sciences Corp. (b)                                  3,754,657
           79,350  Dell, Inc. (b)                                               3,048,627
            6,585  EMC Corp. (b)                                                   81,127
           58,785  International Business Machines                              5,371,773
                   Corp.
          355,360  Oracle Corp. (b)                                             4,434,893
                                                                                ---------
                                                                               17,925,487
Consumer Products  (0.0%):                                                      ---------
            1,045  Fortune Brands, Inc.                                            84,258
                                                                                   ------
Containers - Paper/Plastic  (0.7%):
           78,000  Pactiv Corp. (b)                                             1,821,300
                                                                                ---------
Cosmetics/Toiletries  (2.2%):
           75,000  Colgate-Palmolive Co.                                        3,912,750
           38,000  Procter & Gamble Co.                                         2,014,000
                                                                                ---------
                                                                                5,926,750
Data Processing/Management  (5.1%):                                             ---------
          300,000  Automatic Data Processing, Inc.                             13,485,000
                                                                               ----------
Diversified Operations  (0.1%):
            4,185  Ingersoll Rand Co.                                             333,335
                                                                                  -------
Drugs & Health Care  (6.2%):
          110,000  Abbott Laboratories                                          5,128,199
            4,990  Alcon Inc                                                      445,557
           17,185  Amgen, Inc. (b)                                              1,000,339
            7,195  Bristol-Myers Squibb Co.                                       183,185
           32,615  Merck & Co., Inc.                                            1,055,748
           45,000  Mylan Laboratories, Inc. (d)                                   797,400
          110,000  Pfizer, Inc.                                                 2,889,700
           63,000  Schering-Plough Corp.                                        1,143,450
           65,000  Wyeth                                                        2,741,700
           13,000  Zimmer Holdings, Inc. (b)                                    1,011,530
                                                                                ---------
                                                                               16,396,808
Electric Utility  (0.0%):                                                      ----------
            1,270  FPL Group, Inc.                                                 50,991
                                                                                   ------
Electronic Components  (1.0%):
          100,000  Molex, Inc.                                                  2,636,000
                                                                                ---------
Financial Services  (1.9%):
           94,000  American Express Co.                                         4,828,780
              500  Hartford Financial Services Group,                              34,280
                   Inc.
            2,000  Prudential Financial, Inc.                                     114,800
                                                                                  -------
                                                                                4,977,860
Food & Beverages  (4.2%):                                                       ---------
           65,000  Anheuser Busch Cos., Inc.                                    3,080,350
           20,875  Archer-Daniels-Midland Co.                                     513,108
            8,170  Constellation Brands, Inc. (b)                                 431,948
           10,245  General Mills, Inc.                                            503,542
          100,000  Wm. Wrigley Jr. Co.                                          6,556,999
                                                                                ---------
                                                                               11,085,947
Household Products  (0.1%):                                                    ----------
            4,000  Church & Dwight Co., Inc.                                      141,880
                                                                                  -------
Industrial  (3.8%):
          280,200  General Electric Co.                                        10,104,012
                                                                               ----------
Industrial Conglomerates  (2.4%):
           70,000  Illinois Tool Works, Inc.                                    6,267,100
                                                                                ---------
Instruments - Scientific  (0.8%):
           50,000  Millipore Corp. (b)                                          2,170,000
                                                                                ---------
Insurance  (2.3%):
               43  Berkshire Hathaway, Inc., Class A                            3,741,000
                   (b)
           52,500  Cincinnati Financial Corp.                                   2,289,525
            1,565  UnitedHealth Group, Inc.                                       149,270
                                                                                  -------
                                                                                6,179,795
Machinery  (0.0%):
            1,130  Caterpillar, Inc.                                              103,327
                                                                                  -------
Medical & Medical Services  (10.5%):
           90,000  Baxter International, Inc.                                   3,058,200
           25,000  Biomet, Inc.                                                   907,500
          100,000  Henry Schein, Inc. (b)                                       3,584,000
           40,000  Hospira, Inc. (b)                                            1,290,800
           75,000  Invacare Corp.                                               3,347,250
          107,990  Johnson & Johnson                                            7,252,607
           30,000  Medco Health Solutions, Inc. (b)                             1,487,100
           77,540  Medtronic, Inc.                                              3,950,663
           40,000  Stryker Corp.                                                1,784,400
           35,000  Wright Medical Group, Inc. (b)                                 840,000
                                                                                  -------
                                                                               27,502,520
Medical - HMO  (0.0%):                                                         ----------
              570  Wellpoint, Inc. (b)                                             71,450
                                                                                   ------
Metal Processors & Fabricators  (0.2%):
           25,000  Worthington Industries, Inc.                                   482,000
                                                                                  -------
Miscellaneous Business Services  (0.8%):
           75,000  Iron Mountain, Inc. (b)                                      2,163,000
                                                                                ---------
Multimedia  (0.3%):
           50,000  Time Warner, Inc. (b)                                          877,500
                                                                                  -------
Office Supplies  (2.9%):
          125,000  Avery Dennison Corp.                                         7,741,250
                                                                                ---------
Oil Company - Exploration & Production  (1.5%):
           56,300  Occidental Petroleum Corp.                                   4,006,871
                                                                                ---------
Paperboard Containers & Boxes  (0.1%):
            6,690  Bemis Co.                                                      208,193
                                                                                  -------
Petroleum & Petroleum Products  (7.9%):
          165,000  Anadarko Petroleum Corp.                                    12,556,500
            5,275  Apache Corp.                                                   322,988
           58,930  Exxon Mobil Corp.                                            3,512,228
           60,000  Schlumberger, Ltd.                                           4,228,800
                                                                                ---------
                                                                               20,620,516
Pipelines  (1.0%):                                                             ----------
           35,000  Kinder Morgan, Inc.                                          2,649,500
                                                                                ---------
Printing & Publishing  (2.4%):
            5,250  McGraw-Hill Cos., Inc.                                         458,063
           65,300  Media General, Inc., Class A                                 4,038,805
           50,000  Viacom, Inc., Class B                                        1,741,500
                                                                                ---------
                                                                                6,238,368
Railroads  (0.2%):                                                             ----------
            6,660  Canadian National Railway Co.                                  421,645
                                                                                  -------
Restaurants  (0.2%):
           13,300  McDonald's Corp.                                               414,162
                                                                                  -------
Retail  (10.5%):
            6,360  CVS Corp.                                                      334,663
          240,000  Home Depot, Inc.                                             9,177,600
          132,000  Kohl's Corp. (b)                                             6,815,160
          248,600  Walgreen Co.                                                11,042,812
                                                                               ----------
                                                                               27,370,235
Semi-Conductors/Instruments  (1.8%):                                           ----------
          100,000  Analog Devices, Inc.                                         3,614,000
           41,500  Texas Instruments, Inc.                                      1,057,835
                                                                                ---------
                                                                                4,671,835
Technology  (1.5%):                                                             ---------
          157,885  Intel Corp.                                                  3,667,669
            3,620  Lexmark International Group, Inc. (b)                          289,491
                                                                                  -------
                                                                                3,957,160
Telephone & Telecommunications  (2.2%):                                         ---------
            1,175  Alltel Corp.                                                    64,449
            8,070  Nokia Corp. ADR                                                124,520
           90,000  Qualcomm, Inc.                                               3,298,500
           82,500  Vodafone Group PLC ADR                                       2,191,200
                                                                                ---------
                                                                                5,678,669
Textiles  (0.0%):                                                               ---------
              515  V.F. Corp.                                                      30,457
                                                                                   ------
Transport - Marine  (1.5%):
           52,000  Carnival Corp.                                               2,694,120
           20,000  Overseas Shipholding Group, Inc.                             1,258,200
                                                                                ---------
                                                                                3,952,320
Transportation Services  (0.0%):                                                ---------
              400  Fedex Corp.                                                     37,580
                                                                                   ------
Wholesale Distribution  (5.6%):
           11,450  Costco Wholesale Corp.                                         505,861
          398,600  SYSCO Corp.                                                 14,269,880
                                                                               ----------
                                                                               14,775,741
                                                                               ----------
Total Common Stocks (Cost $149,887,912)                                       261,601,296
                                                                              -----------

Cash Equivalents  (0.8%):
        1,834,882  Huntington Money Market Fund,                                1,834,881
                   Interfund Shares *
          242,532  Meeder Institutional Money Market                              242,532
                   Fund                                                         ---------
Total Cash Equivalents (Cost $2,077,413)                                        2,077,413
                                                                                ---------

Short-Term Securities Held as Collateral for Securities Lending (0.3%):
Mutual Funds (0.0%):
              537  JP Morgan Institutional Prime Money Market Fund                    537
                                                                                      ---
Repurchase Agreements (0.1%):
         $128,849  JP Morgan Securities, 2.870%, 4/1/05                           128,849
           73,584  Morgan Stanley Dean Witter & Co., 2.910%, 4/1/05                73,584
                                                                                   ------
                                                                                  202,433
Variable Rate Obligations (0.2%):                                                 -------
           35,819  Bankone Class A 2004-4, 2.850%, 4/15/05                         35,819
           21,484  Bankone ISS Trust 2003-1, 2.860%, 4/15/05                       21,484
           17,882  Bayerische Landesbk NY, 2.900%, 4/19/05                         17,882
            5,005  Capital One MT 2002-3, 2.871%, 4/15/05                           5,005
           14,357  Capital One MT 2002-3, 2.879%, 4/15/05                          14,357
            9,298  Capital One MT 2002-3, 2.890%, 4/15/05                           9,298
           24,474  CCCIT Series 2000, CL 2002-A9, 3.031%, 6/15/05                  24,474
           14,050  CCCIT Series 2000, CL 2002-A5, 3.047%, 6/15/05                  14,050
           11,444  Chase CCC Trust 2004-2, C, 2.847%, 4/15/05                      11,444
          35,819   Chase CCC Trust 2004-2, C, 2.850%, 4/15/05                      35,819
           17,859  Chase CCMT 2001-2 Class A, 2.857%, 4/15/05                      17,859
           30,813  Chase CCOT 2001-1 Class A, 2.853%, 4/15/05                      30,813
            9,045  Chase CCOT 2003-1 Class A, 2.855%, 4/15/05                       9,045
            7,435  Chase CCOT 2003-1 Class A, 2.860%, 4/15/05                       7,435
           21,462  Chase CCOT 2003-1 Class A, 2.871%, 4/15/05                      21,462
           19,776  Daimler Chrysler Master OT 2003-A, 2.860%, 4/15/05              19,776
           17,859  Deutsche Bank, 3.005%, 4/1/05                                   17,859
           35,796  Dexia Bank Belgium SA, 2.736%, 4/4/05                           35,796
           17,859  Discover CMT I 2003-1, 2.870%, 4/15/05                          17,859
           19,316  Discover CMT I 2001-2, 2.858%, 4/15/05                          19,316
            7,128  Fleet CCMT II 2002-A Class A, 2.841%, 4/15/05                    7,128
            3,603  Fleet CCMT II 2002-A Class A, 2.860%, 4/15/05                    3,603
           10,731  Fleet CCMT II 2002-A Class A, 2.860%, 4/15/05                   10,731
            7,128  Fleet CCMT II 2002-A Class A, 2.879%, 4/15/05                    7,128
            2,836  General Electric Capital Corp., 2.860%, 5/12/05                  2,836
           10,731  General Electric Capital Corp., 2.870%, 5/12/05                 10,731
           35,796  HBOS Treasury Services PLC, 3.110%, 6/30/05                     35,796
           35,796  JP Morgan & Co., Inc., 2.970%, 6/2/05                           35,796
           12,877  MassMutual Global Funding II, 3.161%, 6/28/05                   12,877
            7,128  MBNA MCCT II 1997-K Class A, 2.851%, 4/15/05                     7,128
           42,924  MBNA MCCT II 2000-K Class A, 2.702%, 4/15/05                    42,924
                                                                                   ------
                                                                                  563,530
Total Short-Term Securities Held as Collateral for                                -------
  Securities Lending (Cost $766,500)                                              766,500
                                                                                  -------


Total Investments (Cost $152,731,825) (a)   -   100.3%                        264,445,209
Liabilities in Excess of Other Assets   -   (0.3)%                              (746,243)

NET ASSETS   -   100.0%                                                $      263,698,966
                                                                              ===========
------------

 See Notes to Portfolio of Investments.










Huntington Income Equity Fund
Portfolio of Investments                                                   March 31, 2005
(Unaudited)


                   Security
         Shares   Description                                                      Value

Common Stocks  (100.4%):
Auto/Truck Parts & Equipment  (2.9%):
          145,000  Genuine Parts Co.                                   $        6,306,050
                                                                                ---------
Banks  (28.9%):
          146,700  AmSouth Bancorporation                                       3,806,865
          164,700  Bank of America Corp.                                        7,263,270
          119,000  BB&T Corp.                                                   4,650,520
          169,700  Citigroup, Inc.                                              7,626,318
           67,300  Comerica, Inc.                                               3,706,884
          156,100  J.P. Morgan Chase & Co.                                      5,401,060
          204,000  MBNA Corp.                                                   5,008,200
          200,000  National City Corp.                                          6,700,000
          174,841  Regions Financial Corp.                                      5,664,848
           42,900  SunTrust Banks, Inc.                                         3,091,803
           59,400  Wachovia Corp.                                               3,024,054
          149,700  Washington Mutual, Inc.                                      5,913,150
                                                                                ---------
                                                                               61,856,972
Chemicals  (3.6%):
           64,000  Monsanto Co.                                                 4,128,000
           49,000  PPG Industries, Inc.                                         3,504,480
                                                                                ---------
                                                                                7,632,480
Computer Services  (5.5%):                                                      ---------
           40,700  Diebold, Inc.                                                2,232,395
           50,200  First Data Corp.                                             1,973,362
           89,000  Pitney Bowes, Inc.                                           4,015,680
          108,400  Thompson Corp.                                               3,615,140
                                                                                ---------
                                                                               11,836,577
Computer Software  (0.9%):                                                     ----------
           83,000  Microsoft Corp.                                              2,006,110
                                                                                ---------
Consumer Products  (2.3%):
           62,000  Fortune Brands, Inc.                                         4,999,060
                                                                                ---------
Data Processing/Management  (1.0%):
           47,600  Automatic Data Processing, Inc.                              2,139,620
                                                                                ---------
Drugs & Health Care  (8.1%):
          152,000  Bristol-Myers Squibb Co.                                     3,869,920
          141,500  Merck & Co., Inc.                                            4,580,355
          210,800  Pfizer, Inc.                                                 5,537,716
           78,800  Wyeth                                                        3,323,784
                                                                                ---------
                                                                               17,311,775
Electric - Integrated  (1.8%):                                                 ----------
           93,000  Consolidated Edison, Inc.                                    3,922,740
                                                                                ---------
Electric Utility  (4.9%):
          166,000  Duke Energy Corp.                                            4,649,660
           65,000  Exelon Corp.                                                 2,982,850
          128,000  Nisource, Inc.                                               2,917,120
                                                                                ---------
                                                                               10,549,630
Food & Beverages  (0.9%):                                                      ----------
           75,000  ConAgra Foods, Inc.                                          2,026,500
                                                                                ---------
Food - Diversified  (2.1%):
          200,200  Sara Lee Corp.                                               4,436,432
                                                                                ---------
Industrial  (2.4%):
          140,000  General Electric Co.                                         5,048,400
                                                                                ---------
Insurance  (2.5%):
          120,000  Unitrin, Inc.                                                5,448,000
                                                                                ---------
Life/Health Insurance  (2.5%):
          119,000  Lincoln National Corp.                                       5,371,660
                                                                                ---------
Multimedia  (2.1%):
           65,000  Comcast Corp. Special Class A (b)                            2,171,000
          182,000  Pearson PLC ADR                                              2,231,320
                                                                                ---------
                                                                                4,402,320
Oil Company - Exploration & Production  (5.8%):                                 ---------
           73,000  Kerr-McGee Corp.                                             5,718,090
           94,000  Occidental Petroleum Corp.                                   6,689,980
                                                                                ---------
                                                                               12,408,070
Petroleum & Petroleum Products  (7.5%):                                        ----------
          114,800  ChevronTexaco Corp.                                          6,693,988
           58,900  ConocoPhillips                                               6,351,776
           52,000  Royal Dutch Petroleum Co. ADR                                3,122,080
                                                                                ---------
                                                                               16,167,844
Printing & Publishing  (4.1%):                                                 ----------
           36,000  Gannett Co., Inc.                                            2,846,880
          188,000  R.R. Donnelley & Sons Co.                                    5,944,560
                                                                                ---------
                                                                                8,791,440
Real Estate Investment Trusts  (1.1%):                                          ---------
           76,000  Equity Office Properties Trust                               2,289,880
                                                                                ---------
Retail  (1.3%):
           77,000  May Department Stores Co.                                    2,850,540
                                                                                ---------
Technology  (1.0%):
           96,500  Intel Corp.                                                  2,241,695
                                                                                ---------
Telecommunication Equipment  (0.9%):
          173,000  Avaya, Inc. (b)                                              2,020,640
                                                                                ---------
Telephone & Telecommunications  (5.0%):
          120,000  Alltel Corp.                                                 6,582,000
          145,000  Nokia Corp. ADR                                              2,237,350
           87,000  Sprint Corp.                                                 1,979,250
                                                                                ---------
                                                                               10,798,600
Textiles  (1.3%):                                                              ----------
           45,900  V.F. Corp.                                                   2,714,526
                                                                                ---------
Total Common Stocks (Cost $159,680,700)                                       215,577,561
                                                                              -----------

Cash Equivalent  (1.1%):
        2,389,450  Huntington Money Market Fund,                                2,389,450
                   Interfund Shares *                                           ---------
Total Cash Equivalent (Cost $2,389,450)                                         2,389,450
                                                                                ---------



Total Investments (Cost $162,070,150) (a)   -   101.5%                        217,967,011
Liabilities in Excess of Other Assets   -   (1.5)%                            (3,282,024)
                                                                              -----------

NET ASSETS   -   100.0%                                                $      214,684,987
                                                                              ===========
------------
See Notes to Portfolio of Investments.





















Huntington International Equity Fund
Portfolio of Investments                                                   March 31, 2005
(Unaudited)


    Shares or         Security
  Principal Amount   Description                                                    Value

Common Stocks  (91.4%):
Austria  (1.8%):
Banks  (1.8%):
           49,600  Erste Bank der Oesterreichischen                    $        2,594,620
                   Sparkassen AG                                                ---------
Brazil  (1.8%):
Oil & Gas  (1.8%):
           60,000  Petroleo Brasileiro SA ADR                                   2,650,800
                                                                                ---------
Canada  (3.8%):
Oil & Gas  (2.7%):
           55,305  Encana Corp.                                                 3,901,544
                                                                                ---------
Railroads  (1.1%):
           24,000  Canadian National Railway Co.                                1,519,440
                                                                                ---------
                                                                                5,420,984
Finland  (1.5%):
Paper & Related Products  (1.5%):
           95,000  UPM Kymmene OYJ ADR (b)                                      2,121,350
                                                                                ---------
France  (7.2%):
Food & Beverage  (1.0%):
           15,000  Groupe Danone (b)                                            1,492,513
                                                                                ---------
Insurance  (0.7%):
           39,900  Axa ADR                                                      1,064,532
                                                                                ---------
Oil & Gas  (2.1%):
           12,535  Total SA                                                     2,933,257
                                                                                ---------
Optical Supplies  (2.1%):
           40,200  Essilor International SA                                     2,905,490
                                                                                ---------
Water Treatments  (1.3%):
           71,800  Suez SA ADR                                                  1,937,164
                                                                                ---------
                                                                               10,332,956
Germany  (5.4%):
Computer Software  (1.5%):
           13,900  SAP AG                                                       2,230,920
                                                                                ---------
Medical-Drugs  (2.4%):
          106,300  Stada Arzneimittel AG                                        3,362,572
                                                                                ---------
Retail  (1.5%):
           58,700  Douglas Holdings AG                                          2,142,225
                                                                                ---------
                                                                                7,735,717
Hong Kong  (3.1%):                                                              ---------
Financial Services  (1.1%):
          553,000  The Bank Of East Asia Ltd.                                   1,591,790
                                                                                ---------
Real Estate  (2.0%):
          150,000  Cheung Kong Holdings Ltd.                                    1,331,850
          338,000  Henderson Land Development                                   1,503,802
                                                                                ---------
                                                                                2,835,652
                                                                                ---------
                                                                                4,427,442
Ireland  (3.1%):                                                                ---------
Banking/Insurance  (1.8%):
          105,000  Anglo Irish Bank                                             2,629,934
                                                                                ---------
Food & Beverage  (1.3%):
           75,300  Kerry Group PLC, Class A                                     1,820,633
                                                                                ---------
                                                                                4,450,567
Japan  (19.1%):                                                                 ---------
Building-Heavy Construction  (1.1%):
          220,000  KOMATSU LTD.                                                 1,654,027
                                                                                ---------
Commercial Banks  (2.8%):
          216,500  Mitsubishi Tokyo Financial Group,                            1,872,725
                   Inc. ADR
          294,000  The 77th Bank Ltd.                                           2,130,852
                                                                                ---------
                                                                                4,003,577
Computer Services/Software  (1.6%):                                             ---------
           43,000  Canon, Inc.                                                  2,306,329
                                                                                ---------
Cosmetics & Toiletries  (2.7%):
          128,000  Shiseido Co. Ltd.                                            1,689,473
           48,600  Uni-Charm Corp.                                              2,180,552
                                                                                ---------
                                                                                3,870,025
Electronics  (3.5%):                                                            ---------
          162,000  Matsushita Electric Industrial Co.                           2,387,575
                   Ltd.
          170,000  Sharp Corp.                                                  2,572,082
                                                                                ---------
                                                                                4,959,657
Food & Beverage  (1.6%):                                                        ---------
          185,000  Ajinomoto Co., Inc.                                          2,257,171
                                                                                ---------
Medical Supplies  (1.7%):
           82,100  Terumo Corp.                                                 2,473,607
                                                                                ---------
Medical-Drugs  (2.5%):
           38,000  Eisai Co. Ltd.                                               1,290,238
           23,000  ONO Pharmaceutical Co. Ltd.                                  1,199,291
          112,000  Tanabe Seiyaku Co. Ltd.                                      1,115,769
                                                                                ---------
                                                                                3,605,298
Optical Supplies  (1.6%):                                                       ---------
           20,800  Hoya Corp.                                                   2,289,445
                                                                                ---------
Toys  (0.0%):
               50  Nintendo Co. Ltd.                                                5,457
                                                                                    -----
                                                                               27,424,593
Mexico  (1.3%):                                                                ----------
Construction Materials & Supplies  (1.3%):
           53,255  Cemex SA ADR                                                 1,930,494
                                                                                ---------
Netherlands  (3.8%):
Insurance  (1.7%):
           81,012  ING Group NV                                                 2,447,112
                                                                                ---------
Transportation  (2.1%):
          103,800  TPG NV                                                       2,953,795
                                                                                ---------
                                                                                5,400,907
Netherlands Antilles  (1.3%):                                                   ---------
Oil-Field Services  (1.3%):
           27,500  Schlumberger Ltd. ADR                                        1,938,200
                                                                                ---------
Singapore  (2.4%):
Electronic Components  (0.7%):
          130,000  Venture Corp. Ltd.                                           1,047,434
                                                                                ---------
Telecommunications  (1.7%):
        1,567,290  Singapore Telecommunications Ltd.                            2,449,633
                                                                                ---------
                                                                                3,497,067
South Korea  (0.9%):                                                            ---------
Telephone Communications  (0.9%):
           66,000  SK Telecom Co. Ltd. ADR                                      1,301,520
                                                                                ---------
Spain  (6.3%):
Banks  (1.4%):
          121,700  Banco Bilbao Vizcaya SA ADR                                  1,980,059
                                                                                ---------
Building-Heavy Construction  (1.3%):
           35,800  Fomento De Construcciones y                                  1,830,030
                                                                                ---------
                   Contratas SA
Electric Integrated  (1.6%):
          104,000  Endesa SA                                                    2,339,275
                                                                                ---------
Telephone Communications  (2.0%):
          169,600  Telefonica SA                                                2,955,111
                                                                                ---------
                                                                                9,104,475
Sweden  (4.1%):
Banking & Finance  (0.9%):
           57,600  ForeningsSparbanken AB                                       1,360,296
                                                                                ---------
Manufacturing-Consumer Goods  (1.4%):
           89,000  Electrolux AB, Series B                                      2,070,382
                                                                                ---------
Tools  (1.8%):
           57,900  Sandvik AB                                                   2,407,247
                                                                                ---------
                                                                                5,837,925
Switzerland  (4.7%):
Banking/Insurance  (0.9%):
           15,846  UBS AG                                                       1,337,718
                                                                                ---------
Chemicals-Specialty  (1.8%):
          120,400  Syngenta AG ADR                                              2,528,400
                                                                                ---------
Machinery  (0.9%):
            3,400  Schindler Holding AG                                         1,258,944
                                                                                ---------
Medical-Drugs  (1.1%):
           34,900  Novartis AG                                                  1,627,733
                                                                                ---------
                                                                                6,752,795
United Kingdom  (19.8%):
Aerospace  (1.4%):
          129,200  Smiths Group PLC                                             2,078,477
                                                                                ---------
Commercial Banks  (2.4%):
          163,000  Barclays PLC                                                 1,666,030
           91,000  Standard Chartered PLC                                       1,636,727
                                                                                ---------
                                                                                3,302,757
Diversified Operations  (1.4%):
          416,700  Tomkins PLC                                                  2,080,351
                                                                                ---------
Electric Utility  (1.8%):
          153,600  Scottish & Southern Energy PLC                               2,558,065
                                                                                ---------
Food & Beverage  (1.6%):
          233,400  Cadbury Schweppes PLC                                        2,339,292
                                                                                ---------
Food - Retail  (1.8%):
          430,284  Tesco PLC                                                    2,572,924
                                                                                ---------
Industrial Goods & Services  (1.5%):
          225,000  Bunzl PLC                                                    2,197,714
                                                                                ---------
Medical-Drugs  (1.2%):
           38,750  GlaxoSmithkline PLC ADR                                      1,779,400
                                                                                ---------
Metals  (2.1%):
           23,100  Rio Tinto PLC ADR                                            2,997,225
                                                                                ---------
Oil & Gas  (2.2%):
          275,000  BG Group PLC                                                 2,136,667
          104,000  BP Amoco PLC                                                 1,077,725
                                                                                ---------
                                                                                3,214,392
Printing & Publishing  (1.6%):
          190,300  Pearson PLC                                                  2,318,978
                                                                                ---------
Retail  (0.8%):
           97,100  Boots Group PLC                                              1,143,810
                                                                                ---------
                                                                               28,583,385
                                                                               ----------
Total Common Stocks (Cost $101,087,355)                                       131,505,797
                                                                              -----------

Mutual Funds  (3.4%):
India  (1.0%):
Management Investment Operation  (1.0%):
           47,400  Morgan Stanley India Investment                              1,375,548
                   Fund                                                         ---------
Japan  (0.7%):
Management Investment Operation  (0.7%):
           97,000  iShares MSCI Japan  Index Fund                               1,017,530
                                                                                ---------
Malaysia  (1.1%):
Management Investment Operation  (1.1%):
          240,000  iShares MSCI Malaysia Index Fund                             1,629,600
                                                                                ---------
Taiwan  (0.6%):
Management Investment Operation  (0.6%):
           80,500  iShares MSCI Taiwan Index Fund                                 932,190
                                                                                  -------
Total Mutual Funds (Cost $4,595,171)                                            4,954,868
                                                                                ---------

Repurchase Agreement  (4.9%):
       $7,063,000  State Street Repurchase Agreement,                           7,063,000
                   1.750%, dated 3/31/05, due 4/1/05,                           ---------
                   repurchase price $7,063,343 (Fully
                   Collateralized by U.S. Treasury
                   Securities)
Total Repurchase Agreement (Cost $7,063,000)                                    7,063,000
                                                                                ---------



Total Investments (Cost $112,745,526) (a)   -   99.7%                         143,523,665
Other Assets in Excess of Liabilities   -   0.3%                                  414,339
                                                                              -----------
NET ASSETS   -   100.0%                                                $      143,938,004
                                                                              ===========
------------
See Notes to Portfolio of Investments.














Huntington Macro 100 Fund
Portfolio of Investments                                                   March 31, 2005
(Unaudited)


                   Security
         Shares   Description                                                      Value

Common Stocks  (99.1%):
Aerospace & Defense  (0.8%):
            4,500  Raytheon Co.                                        $          174,150
                                                                                  -------
Auto/Truck Parts & Equipment  (0.4%):
            2,100  Genuine Parts Co.                                               91,329
                                                                                   ------
Banks  (21.3%):
            3,900  AmSouth Bancorporation                                         101,205
           22,200  Bank of America Corp.                                          979,020
            5,200  BB&T Corp.                                                     203,216
            2,700  Compass Bancshares, Inc.                                       122,580
            5,600  Countrywide Credit Industries, Inc.                            181,776
            1,700  First Horizon National Corp.                                    69,343
            4,628  Regions Financial Corp.                                        149,947
            3,400  SunTrust Banks, Inc.                                           245,038
           16,300  U.S. Bancorp                                                   469,766
           14,070  Wachovia Corp.                                                 716,304
            8,000  Washington Mutual, Inc.                                        316,000
           15,100  Wells Fargo & Co.                                              902,980
                                                                                  -------
                                                                                4,457,175
Beer, Wine, & Distilled Beverages  (0.8%):                                      ---------
            1,500  Brown-Forman Corp.                                              82,125
            1,000  Molson Coors Brewing Co., Class B                               77,170
                                                                                   ------
                                                                                  159,295
Chemicals  (0.7%):                                                                -------
            1,900  PPG Industries, Inc.                                           135,888
                                                                                  -------
Communications Equipment  (2.3%):
            3,200  Comverse Technology, Inc. (b)                                   80,704
           10,200  Nextel Communications, Inc., Class                             289,884
                   A (b)
            2,100  Scientific-Atlanta, Inc.                                        59,262
            6,600  Tellabs, Inc. (b)                                               48,180
                                                                                   ------
                                                                                  478,030
Computer Services  (4.8%):
           11,400  Ebay, Inc. (b)                                                 424,764
            2,700  Jabil Circuit, Inc. (b)                                         77,004
            4,500  Veritas Software Corp. (b)                                     104,490
           11,900  Yahoo, Inc. (b)                                                403,410
                                                                                  -------
                                                                                1,009,668
Computer Software  (5.3%):                                                      ---------
            2,500  Adobe Systems, Inc.                                            167,925
           39,000  Microsoft Corp.                                                942,630
                                                                                  -------
                                                                                1,110,555
Computers  (12.3%):                                                             ---------
           51,600  Cisco Systems, Inc. (b)                                        923,124
            2,800  Citrix Systems, Inc. (b)                                        66,696
            5,600  Computer Associates International,                             151,760
                   Inc.
            2,200  Computer Sciences Corp. (b)                                    100,870
           21,300  Dell, Inc. (b)                                                 818,346
           40,900  Oracle Corp. (b)                                               510,432
                                                                                  -------
                                                                                2,571,228
Computers, Peripherals & Software  (1.4%):                                      ---------
            4,700  Advanced Micro Devices, Inc. (b)                                75,764
            3,700  BMC Software, Inc. (b)                                          55,500
            7,000  Novell, Inc. (b)                                                41,720
           13,500  Parametric Technology Corp. (b)                                 75,465
            5,800  Unisys Corp. (b)                                                40,948
                                                                                   ------
                                                                                  289,397
Diversified Operations  (1.3%):                                                   -------
            1,900  Ingersoll Rand Co.                                             151,335
            1,500  Reynolds American, Inc.                                        120,885
                                                                                  -------
                                                                                  272,220
Electrical Equipment  (0.4%):                                                     -------
            1,200  Cooper Industries Ltd., Class A                                 85,824
                                                                                   ------
Electronic Components  (1.6%):
            4,900  Agilent Technologies, Inc. (b)                                 108,780
           13,400  Applied Micro Circuits Corp. (b)                                44,086
            3,400  Broadcom Corp., Class A (b)                                    101,728
            7,700  Sanmina Corp. (b)                                               40,194
           11,900  Solectron Corp. (b)                                             41,293
                                                                                   ------
                                                                                  336,081
Financial Services  (9.7%):                                                       -------
           10,600  American Express Co.                                           544,522
            1,200  Bear Stearns Companies, Inc.                                   119,880
            2,600  Capital One Financial Corp.                                    194,402
            5,700  E*Trade Group, Inc. (b)                                         68,400
            2,400  Franklin Resources, Inc.                                       164,760
            2,900  Golden West Financial Corp.                                    175,450
            4,300  Janus Capital Group, Inc.                                       59,985
            2,400  Marshall & Ilsley Corp.                                        100,200
            5,200  Providian Financial Corp. (b)                                   89,232
            4,200  SLM Corp.                                                      209,328
            1,500  T. Rowe Price Group, Inc.                                       89,070
           12,500  The Charles Schwab Corp.                                       131,375
            1,100  Zions Bancorporation                                            75,922
                                                                                   ------
                                                                                2,022,526
Food & Beverages  (4.5%):                                                       ---------
            4,900  Coca-Cola Enterprises, Inc.                                    100,548
           20,200  The Coca-Cola Co.                                              841,734
                                                                                  -------
                                                                                  942,282
Hotels  (0.5%):                                                                   -------
            4,300  Hilton Hotels Corp.                                             96,105
                                                                                   ------
Life Insurance  (0.6%):
            3,200  Principal Financial Group                                      123,168
                                                                                  -------
Machinery  (0.5%):
            1,900  Rockwell International Corp.                                   107,616
                                                                                  -------
Metals & Mining  (1.0%):
            2,100  Freeport-McMoran Copper & Gold,                                 83,181
                   Inc., Class B
            1,200  Phelps Dodge Corp.                                             122,076
                                                                                  -------
                                                                                  205,257
Miscellaneous Business Services  (1.4%):                                          -------
            3,200  Autodesk, Inc.                                                  95,232
            6,800  Symantec Corp. (b)                                             145,044
            1,600  Waters Corp. (b)                                                57,264
                                                                                   ------
                                                                                  297,540
Real Estate Investment Trusts  (1.1%):                                            -------
            2,200  Prologis Trust                                                  81,620
            2,400  Simon Property Group, Inc.                                     145,392
                                                                                  -------
                                                                                  227,012
Retail  (6.6%):                                                                   -------
            4,500  Circuit City Stores, Inc.                                       72,225
            8,000  Gap, Inc.                                                      174,720
           19,100  Home Depot, Inc.                                               730,384
            7,100  Lowe's Cos., Inc.                                              405,339
                                                                                  -------
                                                                                1,382,668
Semi-Conductors/Instruments  (4.3%):                                            ---------
            3,800  Analog Devices, Inc.                                           137,332
            8,900  LSI Logic Corp. (b)                                             49,751
            4,600  National Semiconductor Corp.                                    94,806
            3,800  NVIDIA Corp. (b)                                                90,288
            4,900  PMC-Sierra, Inc. (b)                                            43,120
            2,500  QLogic Corp. (b)                                               101,250
           15,200  Texas Instruments, Inc.                                        387,448
                                                                                  -------
                                                                                  903,995
Technology  (8.6%):                                                               -------
           25,400  ADC Telecommunications, Inc. (b)                                50,546
            4,300  Altera Corp. (b)                                                85,054
            9,000  Compuware Corp. (b)                                             64,800
           41,100  Intel Corp.                                                    954,753
            2,100  Intuit, Inc. (b)                                                91,917
            1,400  Lexmark International Group, Inc.                              111,958
                   (b)
            3,200  Linear Technology Corp.                                        122,592
            3,400  Maxim Integrated Products, Inc.                                138,958
            1,400  Mercury Interactive Corp. (b)                                   66,332
            3,700  Xilinx, Inc.                                                   108,151
                                                                                  -------
                                                                                1,795,061
Telephone & Telecommunications  (4.8%):                                         ---------
           15,700  Ciena Corp. (b)                                                 27,004
           18,600  JDS Uniphase Corp. (b)                                          31,062
           38,200  Lucent Technologies, Inc. (b)                                  105,050
           20,900  Motorola, Inc.                                                 312,873
           14,600  Qualcomm, Inc.                                                 535,090
                                                                                  -------
                                                                                1,011,079
Textiles  (0.4%):                                                               ---------
            1,300  V.F. Corp.                                                      76,882
                                                                                   ------
Transport - Marine  (1.4%):
            5,600  Carnival Corp.                                                 290,136
                                                                                  -------
Transportation Services  (0.3%):
            1,300  Ryder System, Inc.                                              54,210
                                                                                   ------
Total Common Stocks (Cost $20,238,167)                                         20,706,377
                                                                               ----------

Cash Equivalent  (2.7%):
          561,075  Huntington Money Market Fund,                                  561,075
                   Interfund Shares *                                             -------
Total Cash Equivalent (Cost $561,075)                                             561,075
                                                                                  -------



Total Investments (Cost $20,799,242) (a)   -   101.8%                          21,267,452
Liabilities in Excess of Other Assets   -   (1.8)%                              (379,339)
                                                                               ----------
NET ASSETS   -   100.0%                                                $       20,888,113
                                                                               ==========
------------

See Notes to Portfolio of Investments.














Huntington Mid Corp America Fund
Portfolio of Investments                                                   March 31, 2005
(Unaudited)


    Shares or          Security
    Principal Amount  Description                                                 Value

Common Stocks  (93.4%):
Aerospace & Defense  (0.5%):
            9,600  Alliant Techsystems, Inc. (b)                       $          685,920
                                                                                  -------
Amusement & Recreation Services  (0.4%):
           12,000  Boyd Gaming Corp.                                              625,800
                                                                                  -------
Apparel & Textiles  (1.4%):
            3,000  G & K Services, Inc., Class A                                  120,870
           22,500  Liz Claiborne, Inc.                                            902,925
           14,000  Reebok International Ltd.                                      620,200
           10,000  UniFirst Corp.                                                 399,000
                                                                                  -------
                                                                                2,042,995
Auto/Truck Parts & Equipment  (0.4%):                                           ---------
            5,600  Cummins Engine, Inc.                                           393,960
            3,000  Oshkosh Truck Corp.                                            245,970
                                                                                  -------
                                                                                  639,930
Banks  (5.7%):                                                                    -------
           14,600  Amcore Financial, Inc.                                         412,450
           21,200  BancorpSouth, Inc.                                             437,568
           18,818  BOK Financial Corp. (b)                                        765,516
           25,875  Chittenden Corp.                                               674,561
           30,200  Compass Bancshares, Inc.                                     1,371,080
           34,200  First Horizon National Corp.                                 1,395,019
            5,617  Fulton Financial Corp.                                         122,394
           13,300  M & T Bank Corp.                                             1,357,398
            5,333  New York Community Bancorp,                                     96,847
                   Inc.
           32,800  TCF Financial Corp.                                            890,520
           14,749  TD Banknorth, Inc. (b)                                         460,759
            7,076  Toronto-Dominion Bank                                          292,593
                                                                                  -------
                                                                                8,276,705
Beer, Wine, & Distilled Beverages  (0.8%):                                      ---------
           14,100  Molson Coors Brewing Co., Class B                            1,088,097
                                                                                ---------
Biotechnology  (1.7%):
           13,000  Cephalon, Inc. (b)                                             608,790
           26,000  Invitrogen Corp. (b)                                         1,799,200
                                                                                ---------
                                                                                2,407,990
Building & Construction  (4.0%):                                                ---------
           21,000  Beazer Homes USA, Inc. (d)                                   1,047,060
           16,400  Centex Corp.                                                   939,228
           14,667  D. R. Horton, Inc.                                             428,853
              363  Eagle Materials, Inc.                                           29,381
            3,000  Hovnanian Enterprises , Class A                                153,000
                   (b)
           31,100  Insituform Technologies, Inc., Class                           451,261
                   A (b)
            5,300  Lafarge North America Corp.                                    309,785
           33,000  Pulte Homes, Inc.                                            2,429,791
                                                                                ---------
                                                                                5,788,359
Chemicals  (2.2%):                                                              ---------
           20,700  Albemarle Corp.                                                752,652
           27,700  Cytec Industries, Inc.                                       1,502,725
           18,800  Lubrizol Corp.                                                 764,032
            3,000  Minerals Technologies, Inc.                                    197,340
                                                                                  -------
                                                                                3,216,749
Communications Equipment  (3.1%):                                               ---------
           25,000  Harris Corp.                                                   816,250
           39,000  L-3 Communications Corp.                                     2,769,780
           32,500  Scientific-Atlanta, Inc.                                       917,150
                                                                                  -------
                                                                                4,503,180
Computer Services  (3.0%):                                                      ---------
           94,000  Activision, Inc. (b)                                         1,391,200
           14,300  Affiliated Computer Services, Inc.                             761,332
                   (b)
           16,000  Intergraph Corp. (b)                                           460,960
           29,000  JDA Software Group, Inc. (b)                                   407,160
            5,000  Pinnacle Systems, Inc. (b)                                      27,950
           11,968  SafeNet, Inc. (b)                                              350,782
           29,100  Sungard Data Systems, Inc. (b)                               1,003,950
                                                                                ---------
                                                                                4,403,334
Computers  (1.5%):                                                              ---------
           25,800  NCR Corp. (b)                                                  870,492
           17,200  Progress Software Corp. (b)                                    450,984
           20,000  Sandisk Corp. (b)                                              556,000
           11,000  Storage Technology Corp. (b)                                   338,800
                                                                                  -------
                                                                                2,216,276
Computers, Peripherals & Software  (0.7%):                                      ---------
            6,000  Cognos, Inc. (b)                                               251,640
           20,000  Novell, Inc. (b)                                               119,200
           32,000  Sybase, Inc. (b)                                               590,720
                                                                                  -------
                                                                                  961,560
Consulting Services  (0.4%):                                                      -------
           40,000  Forrester Research, Inc. (b)                                   563,200
                                                                                  -------
Consumer Products  (0.2%):
            4,000  Harman International Industries,                               353,840
                   Inc.                                                           -------
Containers - Paper/Plastic  (0.3%):
           18,300  Pactiv Corp. (b)                                               427,305
                                                                                  -------
Data Processing/Management  (0.3%):
           26,400  MoneyGram International, Inc.                                  498,696
                                                                                  -------
Diversified Operations  (2.0%):
            6,000  Ball Corp.                                                     248,880
           40,700  Griffon Corp. (b)                                              871,387
           21,500  Teleflex, Inc.                                               1,100,370
           10,000  Textron, Inc.                                                  746,200
                                                                                  -------
                                                                                2,966,837
Drugs & Health Care  (1.7%):                                                    ---------
           23,100  Barr Laboratories, Inc. (b)                                  1,127,973
           73,725  Mylan Laboratories, Inc. (d)                                 1,306,407
                                                                                ---------
                                                                                2,434,380
Electrical Components  (0.7%):                                                  ---------
           11,500  Elbit Systems Ltd.                                             268,295
           19,000  Rayovac Corp. (b)                                              790,400
                                                                                  -------
                                                                                1,058,695
Electrical Equipment  (1.2%):                                                   ---------
           23,600  Cooper Industries Ltd., Class A                              1,687,872
                                                                                ---------
Electrical Services  (1.2%):
            9,266  Allete, Inc.                                                   387,782
            8,000  Constellation Energy Group                                     413,600
           34,800  Energy East Corp.                                              912,456
                                                                                  -------
                                                                                1,713,838
Electronic Components  (0.3%):                                                  ---------
            1,950  Benchmark Electronics, Inc. (b)                                 62,069
            6,000  Molex, Inc.                                                    158,160
            8,000  Thomas & Betts Corp. (b)                                       258,400
                                                                                  -------
                                                                                  478,629
Environmental Services  (0.5%):                                                   -------
           17,000  Stericycle, Inc. (b)                                           751,400
                                                                                  -------
Financial Services  (6.7%):
           28,500  Allied Capital Corp. (d)                                       743,850
           17,900  AMBAC Financial Group, Inc.                                  1,338,025
           26,200  AmeriCredit Corp. (b)                                          614,128
           12,400  Bear Stearns Companies, Inc.                                 1,238,760
           26,900  City National Corp.                                          1,878,157
           24,200  First American Financial Corp.                                 797,148
           17,000  Firstmerit Corp.                                               454,920
           23,250  Legg Mason, Inc.                                             1,816,755
           21,000  Wilmington Trust Corp.                                         737,100
                                                                                  -------
                                                                                9,618,843
Food & Beverages  (2.5%):                                                       ---------
           10,000  Constellation Brands, Inc. (b)                                 528,700
           15,300  McCormick & Co., Inc.                                          526,779
           20,700  Ralcorp Holding, Inc.                                          980,145
           18,900  Smithfield Foods, Inc. (b)                                     596,295
           16,400  SUPERVALU, Inc.                                                546,940
           23,600  Tyson Foods, Inc., Class A                                     393,648
                                                                                  -------
                                                                                3,572,507
Gas & Natural Gas  (4.6%):                                                      ---------
           12,000  AGL Resources, Inc.                                            419,160
           15,500  Atmos Energy Corp.                                             418,500
            9,000  Keyspan Corp.                                                  350,730
           36,900  MDU Resources Group, Inc.                                    1,019,178
           27,900  National Fuel Gas Co.                                          797,661
            9,500  New Jersey Resources Corp.                                     413,535
           11,500  Peoples Energy Corp.                                           482,080
           45,500  Questar Corp.                                                2,695,875
                                                                                ---------
                                                                                6,596,719
Healthcare Equipment & Supplies  (0.8%):                                        ---------
           12,600  Hillenbrand Industries, Inc.                                   698,922
           21,155  Viasys Healthcare, Inc. (b)                                    403,637
                                                                                  -------
                                                                                1,102,559
Hotels  (0.3%):                                                                 ---------
            4,000  Hilton Hotels Corp.                                             89,400
            6,000  Starwood Hotels & Resorts                                      360,180
                   Worldwide, Inc.                                              ---------
                                                                                  449,580
Household Products  (1.4%):                                                     ---------
           31,200  Church & Dwight Co., Inc.                                    1,106,664
           10,600  Ferro Corp.                                                    199,492
           10,600  Whirlpool Corp.                                                717,938
                                                                                  -------
                                                                                2,024,094
Instruments - Scientific  (0.7%):                                               ---------
           18,928  Fisher Scientific International, Inc. (b)                    1,077,382
                                                                                ---------
Insurance  (4.9%):
           19,200  Allmerica Financial Corp. (b)                                  690,240
           25,300  Fidelity National Financial, Inc.                              833,382
           22,100  Nationwide Financial Services, Inc.                            793,390
           49,800  Old Republic International Corp.                             1,159,842
           26,000  PMI Group, Inc.                                                988,260
           30,900  Protective Life Corp.                                        1,214,370
           26,700  Torchmark Corp.                                              1,393,740
                                                                                ---------
                                                                                7,073,224
Lasers - Systems/Components  (0.3%):                                            ---------
           13,100  Coherent, Inc. (b)                                             442,256
                                                                                  -------
Leisure  (1.7%):
           16,900  Brunswick Corp.                                                791,765
           37,200  Royal Caribbean Cruises Ltd.                                 1,662,468
                                                                                ---------
                                                                                2,454,233
Machinery  (2.8%):                                                              ---------
           22,200  AptarGroup, Inc.                                             1,153,956
           27,000  Kennametal, Inc.                                             1,282,230
           15,600  Parker Hannifin Corp.                                          950,352
            3,000  Rockwell International Corp.                                   169,920
           11,800  Tecumseh Products Co., Class A                                 467,398
                                                                                  -------
                                                                                4,023,856
Measuring Devices  (1.7%):                                                      ---------
           13,600  FLIR Systems, Inc. (b)                                         412,080
           22,500  Tektronix, Inc.                                                551,925
           35,300  Thermo Electron Corp. (b)                                      892,737
           17,100  Trimble Navigation Ltd. (b)                                    578,151
                                                                                  -------
                                                                                2,434,893
Medical & Medical Services  (5.2%):                                             ---------
           23,850  Coventry Health Care, Inc. (b)                               1,625,139
            4,000  Dentsply International, Inc.                                   217,640
            9,000  Health Management Associates,                                  235,620
                   Inc.
           29,800  Lincare Holdings, Inc. (b)                                   1,318,054
           22,200  Owens & Minor, Inc.                                            602,730
           18,000  Pediatrix Medical Group, Inc. (b)                            1,234,620
           22,500  Renal Care Group, Inc. (b)                                     853,650
           25,000  Respironics, Inc. (b)                                        1,456,750
                                                                                ---------
                                                                                7,544,203
Metal Processors & Fabrication  (0.9%):                                         ---------
           16,400  Precision Castparts Corp.                                    1,262,964
                                                                                ---------
Miscellaneous Business Services  (2.1%):
            7,740  Caremark Rx, Inc. (b)                                          307,897
            4,600  Electronic Arts, Inc. (b)                                      238,188
           26,700  NCO Group, Inc. (b)                                            521,985
           89,600  Symantec Corp. (b)                                           1,911,168
                                                                                ---------
                                                                                2,979,238
Office Supplies  (0.1%):                                                        ---------
            3,000  Avery Dennison Corp.                                           185,790
                                                                                  -------
Oil & Gas - Exploration & Production  (2.4%):
           39,644  Devon Energy Corp.                                           1,893,001
           15,600  Suncor Energy, Inc. ADR                                        627,276
           10,200  Unocal Corp.                                                   629,238
            5,800  Weatherford International, Inc. (b)                            336,052
                                                                                  -------
                                                                                3,485,567
Paperboard Containers & Boxes  (0.1%):                                          ---------
            6,200  Bemis Co.                                                      192,944
                                                                                  -------
Personal Products  (0.5%):
           27,800  NBTY, Inc. (b)                                                 697,502
                                                                                  -------
Petroleum & Petroleum Products  (6.5%):
           27,710  Apache Corp.                                                 1,696,683
           62,700  Chesapeake Energy Corp.                                      1,375,638
           11,300  Forest Oil Corp. (b)                                           457,650
           14,600  Helmerich & Payne, Inc.                                        579,474
            9,600  Murphy Oil Corp.                                               947,808
           68,186  Patina Oil & Gas Corp.                                       2,727,440
           15,000  Unit Corp. (b)                                                 677,550
           27,300  Vintage Petroleum, Inc.                                        858,858
                                                                                  -------
                                                                                9,321,101
Pharmaceuticals  (0.7%):                                                        ---------
           23,500  Omnicare, Inc.                                                 833,075
            6,000  Watson Pharmaceutical, Inc. (b)                                184,380
                                                                                  -------
                                                                                1,017,455
Pollution Control  (0.7%):                                                      ---------
           36,800  Pall Corp.                                                     998,016
                                                                                  -------
Printing & Publishing  (1.6%):
           23,636  Banta Corp.                                                  1,011,621
           51,400  Paxar Corp. (b)                                              1,096,876
            7,000  R.R. Donnelley & Sons Co.                                      221,340
                                                                                  -------
                                                                                2,329,837
Restaurants  (0.4%):                                                            ---------
                1  Applebee's International, Inc.                                      14
           22,000  Ruby Tuesday, Inc.                                             534,380
                                                                                  -------
                                                                                  534,394
Retail  (3.9%):                                                                 ---------
           19,400  Abercrombie & Fitch Co., Class A                             1,110,456
           30,900  AnnTaylor Stores Corp. (b)                                     790,731
            8,900  Nieman Marcus Group, Inc.                                      814,439
           20,000  Nordstrom, Inc.                                              1,107,600
            3,000  Pacific Sunwear of California, Inc.                             83,940
                   (b)
            8,000  PETsMART, Inc.                                                 230,000
           27,500  Sonic Automotives, Inc.                                        624,525
           31,800  Zales Corp. (b)                                                945,096
                                                                                  -------
                                                                                5,706,787
Schools  (0.1%):                                                                ---------
            5,000  Career Education Corp. (b)                                     171,300
                                                                                  -------
Semiconductor Equipment  (1.6%):
           15,000  ESS Technology, Inc. (b)                                        79,050
           24,400  Imation Corp.                                                  847,900
           23,200  International Rectifier Corp. (b)                            1,055,600
            9,400  Varian Semiconductor Equipment                                 357,294
                                                                                  -------
                   Associates, Inc. (b)
                                                                                2,339,844
Telephone & Telecommunications  (0.4%):                                         ---------
           12,000  CenturyTel, Inc.                                               394,080
            3,700  Commonwealth Telephone                                         174,418
                   Enterprises, Inc. (b)                                        ---------
                                                                                  568,498
Tires & Tubes  (0.2%):                                                          ---------
           13,900  Cooper Tire & Rubber Co.                                       255,204
                                                                                  -------
Tools & Accessories  (0.3%):
            9,700  The Stanley Works                                              439,119
                                                                                  -------
Transport - Services  (0.5%):
           16,000  Ryder System, Inc.                                             667,200
                                                                                  -------
Wholesale Distribution  (1.5%):
           25,000  AmerisourceBergen Corp.                                      1,432,250
           16,200  BorgWarner, Inc.                                               788,616
                                                                                  -------
                                                                                2,220,866
Woven Carpets & Rugs  (1.1%):                                                   ---------
           19,500  Mohawk Industries, Inc. (b)                                  1,643,850
                                                                                ---------
Total Common Stocks (Cost $92,036,711)                                        135,223,412
                                                                              -----------

Mutual Funds  (1.6%):
Exchange Traded Funds  (1.6%):
            9,000  iShares S&P Midcap 400 (d)                                   1,183,320
            9,000  MidCap SPDR Trust Series 1 Index                             1,083,240
                   Fund (d)                                                     ---------
Total Mutual Funds (Cost $1,506,600)                                            2,266,560
                                                                                ---------

Cash Equivalent  (5.0%):
        7,294,051  Huntington Money Market Fund,                                7,294,051
                   Interfund Shares *                                           ---------
Total Cash Equivalent (Cost $7,294,051)                                         7,294,051
                                                                                ---------

Short-Term Securities Held as Collateral for Securities Lending (3.5%):
Mutual Funds (0.0%):
            3,511  JP Morgan Institutional Prime Money Market Fund                  3,511
                                                                                    -----
Repurchase Agreements (0.9%):
         $843,190  JP Morgan Securities, 2.870%, 4/1/05                           843,190
          481,536  Morgan Stanley Dean Witter & Co., 2.910%, 4/1/05               481,536
                                                                                  -------
                                                                                1,324,726
Variable Rate Obligations (2.6%):                                               ---------
          234,398  Bankone Class A 2004-4, 2.850%, 4/15/05                        234,398
          140,598  Bankone ISS Trust 2003-1, 2.860%, 4/15/05                      140,598
          117,023  Bayerische Landesbk NY, 2.900%, 4/19/05                        117,023
           32,754  Capital One MT 2002-3, 2.871%, 4/15/05                          32,754
           93,950  Capital One MT 2002-3, 2.879%, 4/15/05                          93,950
           60,844  Capital One MT 2002-3, 2.890%, 4/15/05                          60,844
          160,161  CCCIT Series 2000, CL 2002-A9, 3.031%, 6/15/05                 160,161
           91,943  CCCIT Series 2000, CL 2002-A5, 3.047%, 6/15/05                  91,943
           74,889  Chase CCC Trust 2004-2, C, 2.847%, 4/15/05                      74,889
         234,398   Chase CCC Trust 2004-2, C, 2.850%, 4/15/05                     234,398
          116,873  Chase CCMT 2001-2 Class A, 2.857%, 4/15/05                     116,873
          201,643  Chase CCOT 2001-1 Class A, 2.853%, 4/15/05                     201,643
           59,189  Chase CCOT 2003-1 Class A, 2.855%, 4/15/05                      59,189
           48,655  Chase CCOT 2003-1 Class A, 2.860%, 4/15/05                      48,655
          140,448  Chase CCOT 2003-1 Class A, 2.871%, 4/15/05                     140,448
          129,413  Daimler Chrysler Master OT 2003-A, 2.860%, 4/15/05             129,413
          116,873  Deutsche Bank, 3.005%, 4/1/05                                  116,873
          234,247  Dexia Bank Belgium SA, 2.736%, 4/4/05                          234,247
          116,873  Discover CMT I 2003-1, 2.870%, 4/15/05                         116,873
          126,403  Discover CMT I 2001-2, 2.858%, 4/15/05                         126,403
           46,649  Fleet CCMT II 2002-A Class A, 2.841%, 4/15/05                   46,649
           23,575  Fleet CCMT II 2002-A Class A, 2.860%, 4/15/05                   23,575
           70,224  Fleet CCMT II 2002-A Class A, 2.860%, 4/15/05                   70,224
           46,649  Fleet CCMT II 2002-A Class A, 2.879%, 4/15/05                   46,649
           18,559  General Electric Capital Corp., 2.860%, 5/12/05                 18,559
           70,224  General Electric Capital Corp., 2.870%, 5/12/05                 70,224
          234,247  HBOS Treasury Services PLC, 3.110%, 6/30/05                    234,247
          234,247  JP Morgan & Co., Inc., 2.970%, 6/2/05                          234,247
           84,269  MassMutual Global Funding II, 3.161%, 6/28/05                   84,269
           46,649  MBNA MCCT II 1997-K Class A, 2.851%, 4/15/05                    46,649
          280,896  MBNA MCCT II 2000-K Class A, 2.702%, 4/15/05                   280,896
                                                                                  -------
                                                                                3,687,763
Total Short-Term Securities Held as Collateral for                              ---------
  Securities Lending (Cost $5,016,000)                                          5,016,000
                                                                                ---------


Total Investments (Cost $105,853,362) (a)   -   103.5%                        149,800,023
Liabilities in Excess of Other Assets   -   (3.5)%                            (5,051,577)
                                                                              -----------

NET ASSETS   -   100.0%                                                $      144,748,446
                                                                              ===========
------------
See Notes to Portfolio of Investments.












Huntington New Economy Fund
Portfolio of Investments                                                   March 31, 2005
(Unaudited)


    Shares or          Security
    Principal Amount   Description                                                 Value

Common Stocks  (89.0%):
Aerospace & Defense  (1.3%):
            4,400  Armor Holdings, Inc. (b)                            $          163,196
            8,100  DRS Technologies, Inc. (b)                                     344,250
           12,000  Teledyne Technologies, Inc. (b)                                375,600
                                                                                  -------
                                                                                  883,046
Apparel & Textiles  (2.7%):                                                       -------
            5,400  American Eagle Outfitters, Inc.                                159,570
            8,100  Bebe Stores, Inc.                                              274,995
            6,800  Coach, Inc. (b)                                                385,084
            6,300  Fossil, Inc. (b)                                               163,328
            7,500  K-Swiss, Inc., Class A                                         247,725
            4,300  Quiksilver, Inc. (b)                                           124,829
           10,800  The Children's Place, Inc. (b)                                 515,700
                                                                                  -------
                                                                                1,871,231
Auto/Truck Parts & Equipment  (1.1%):                                           ---------
            4,500  Autoliv, Inc.                                                  214,425
            2,900  Cummins Engine, Inc.                                           204,015
            1,485  Magna International, Inc.                                       99,347
            3,300  PACCAR, Inc.                                                   238,887
                                                                                  -------
                                                                                  756,674
Banks  (4.8%):                                                                    -------
           18,000  Center Financial Corp.                                         317,340
           13,100  Countrywide Credit Industries, Inc.                            425,226
            6,150  First Republic Bancorp, Inc.                                   199,076
            5,700  Firstbank Corp.                                                240,825
            6,200  Flagstar Bancorp, Inc.                                         121,210
            3,800  Independence Community Bank                                    148,200
                   Corp.
            5,200  Irwin Financial Corp.                                          119,704
            4,500  MB Financial, Inc.                                             172,350
            3,200  New Century Financial Corp                                     149,824
            8,400  R & G Finanical Corp., Class B                                 261,828
            7,200  Sovereign Bancorp                                              159,552
            6,100  UCBH Holdings, Inc.                                            243,390
            3,350  Washington Mutual, Inc.                                        132,325
            3,400  Webster Financial Corp.                                        154,394
            9,500  Western Sierra Bancorp (b)                                     324,235
            3,500  WFS Financial, Inc. (b)                                        151,025
                                                                                  -------
                                                                                3,320,504
Building & Construction  (5.9%):                                                ---------
            5,500  Centex Corp.                                                   314,985
           12,733  D. R. Horton, Inc.                                             372,323
            7,800  Dycom Industries, Inc. (b)                                     179,322
            1,700  KB Home                                                        199,682
            3,200  Lennar Corp.                                                   181,376
            2,700  M/I Schottenstein Homes, Inc.                                  132,111
            6,900  Masco Corp.                                                    239,223
            2,531  MDC Holdings, Inc.                                             176,284
              380  NVR, Inc. (b)                                                  298,300
            2,100  Pulte Homes, Inc.                                              154,623
            2,800  Ryland Group, Inc.                                             173,656
            8,200  Simpson Manufacturing Co., Inc.                                253,380
            3,300  Standard-Pacific Corp.                                         238,227
            5,000  Technical Olympic USA, Inc.                                    151,000
            5,600  Terex Corp. (b)                                                242,480
            1,800  Toll Brothers, Inc. (b)                                        141,930
            8,800  USG Corp. (b) (d)                                              291,808
            7,700  Washington Group International, Inc.                           346,423
                    (b)                                                           -------
                                                                                4,087,133
Business Services  (2.2%):
           25,000  AES Corp. (b)                                                  409,500
            4,300  Catalina Marketing Corp.                                       111,370
           16,200  McGrath Rentcorp                                               378,756
           11,200  Netratings, Inc. (b)                                           170,800
           35,000  TeleTech Holdings, Inc. (b)                                    452,200
                                                                                  -------
                                                                                1,522,626
Chemicals  (2.0%):                                                              ---------
            2,200  Eastman Chemical Co.                                           129,800
            7,700  Georgia Gulf Corp.                                             354,046
            3,000  Monsanto Co.                                                   193,500
           12,200  OM Group, Inc. (b)                                             371,124
            5,900  TETRA Technologies, Inc. (b)                                   167,796
            2,600  The Dow Chemical Co.                                           129,610
                                                                                  -------
                                                                                1,345,876
Commercial Services  (1.5%):                                                    ---------
           18,600  Cendant Corp.                                                  382,044
           13,300  Coinstar, Inc. (b)                                             281,960
           10,400  Heidrick & Struggles International,                            382,408
                   Inc. (b)
              930  PHH Corp. (b)                                                   20,339
                                                                                   ------
                                                                                1,066,751
Communications Equipment  (1.4%):                                               ---------
            4,000  L-3 Communications Corp.                                       284,080
           11,800  Nextel Communications, Inc., Class                             335,356
                   A (b)
            6,000  SpectraSite, Inc. (b)                                          347,820
                                                                                  -------
                                                                                  967,256
Computer Services  (3.1%):                                                        -------
           20,800  Activision, Inc. (b)                                           307,840
            5,100  Anteon International Corp. (b)                                 198,543
           28,600  Earthlink, Inc. (b)                                            257,400
            6,400  Infospace, Inc. (b)                                            261,312
            6,500  Intergraph Corp. (b)                                           187,265
            5,600  Jabil Circuit, Inc. (b)                                        159,712
            3,300  SRA International, Inc., Class A (b)                           198,825
            5,400  Sungard Data Systems, Inc. (b)                                 186,300
           12,176  Yahoo, Inc. (b)                                                412,766
                                                                                  -------
                                                                                2,169,963
Computers  (4.0%):                                                              ---------
            5,800  Anixter International, Inc. (b)                                209,670
            8,200  Ansys, Inc. (b)                                                280,522
           30,200  Apple Computer, Inc. (b)                                     1,258,434
            6,200  Cerner Corp. (b) (d)                                           325,562
           10,800  EMC Corp. (b)                                                  133,056
           10,200  NCR Corp. (b)                                                  344,148
            6,700  Progress Software Corp. (b)                                    175,674
                                                                                  -------
                                                                                2,727,066
Consumer Products  (1.8%):                                                      ---------
           11,400  Chattem, Inc. (b)                                              506,958
            9,800  Finish Line, Class A                                           226,870
            2,000  Harman International Industries,                               176,920
                   Inc.
           18,000  Natures Sunshine Products, Inc.                                309,060
                                                                                  -------
                                                                                1,219,808
Diversified Operations  (0.8%):                                                 ---------
            8,700  Ball Corp.                                                     360,876
            5,400  The Brink's Co.                                                186,840
                                                                                  -------
                                                                                  547,716
Electric - Integrated  (0.5%):                                                    -------
           17,000  Allegheny Energy, Inc. (b)                                     351,220
                                                                                  -------
Electronic Components  (1.1%):
            9,750  Benchmark Electronics, Inc. (b)                                310,343
           17,000  II-VI, Inc. (b)                                                296,480
            7,000  Universal Electronics, Inc. (b)                                118,160
           42,800  Viscount Systems, Inc. (b)                                      38,520
                                                                                   ------
                                                                                  763,503
Financial Services  (1.0%):                                                       -------
            7,275  Doral Financial Corp.                                          159,250
            5,100  First American Financial Corp.                                 167,994
            3,000  Golden West Financial Corp.                                    181,500
            4,000  H & R Block, Inc.                                              202,320
                                                                                  -------
                                                                                  711,064
Food & Beverages  (3.9%):                                                         -------
           17,400  Archer-Daniels-Midland Co.                                     427,692
            8,300  Constellation Brands, Inc. (b)                                 438,821
           12,000  Flowers Foods, Inc.                                            338,520
           12,900  Pilgrim's Pride Corp.                                          460,788
            9,200  Ralcorp Holding, Inc.                                          435,620
           12,700  Smithfield Foods, Inc. (b)                                     400,685
            3,500  YUM! Brands, Inc.                                              181,335
                                                                                  -------
                                                                                2,683,461
Hotels  (0.8%):                                                                 ---------
            8,300  Caesars Entertainment, Inc. (b)                                164,257
            2,500  MGM Grand, Inc. (b)                                            177,050
            3,100  Starwood Hotels & Resorts                                      186,093
                   Worldwide, Inc.                                                -------
                                                                                  527,400
Household Furnishings  (0.4%):                                                    -------
            8,400  American Woodmark Corp.                                        304,752
                                                                                  -------
Insurance  (1.6%):
            5,142  Fidelity National Financial, Inc.                              169,377
            1,700  Progressive Corp.                                              155,992
            7,826  UnitedHealth Group, Inc.                                       746,444
                                                                                  -------
                                                                                1,071,813
Internet Services  (0.7%):                                                      ---------
            9,100  Internet Security, Inc. (b)                                    166,530
           10,600  Verisign, Inc. (b)                                             304,220
                                                                                  -------
                                                                                  470,750
Leisure  (0.4%):                                                                  -------
            2,800  Brunswick Corp.                                                131,180
            3,700  Royal Caribbean Cruises Ltd.                                   165,353
                                                                                  -------
                                                                                  296,533
Machinery  (0.8%):                                                                -------
            5,400  Albany International Corp., Class A                            166,752
            8,200  Sauer-Danfoss, Inc.                                            185,566
            2,900  Smith International, Inc.                                      181,917
                                                                                  -------
                                                                                  534,235
Measuring Devices  (0.6%):                                                        -------
           14,000  FLIR Systems, Inc. (b)                                         424,200
                                                                                  -------
Medical & Medical Services  (7.7%):
            6,600  Aetna US Healthcare, Inc.                                      494,670
            8,400  Apria Healthcare Group, Inc. (b)                               269,640
            4,300  Bausch & Lomb, Inc.                                            315,190
            6,100  Becton, Dickinson & Co.                                        356,362
           10,077  Cooper Companies, Inc.                                         734,613
            7,400  Coventry Health Care, Inc. (b)                                 504,236
           11,700  DaVita, Inc. (b)                                               489,645
            4,900  Dentsply International, Inc.                                   266,609
            4,500  Genesis Healthcare Corp. (b)                                   193,005
           26,400  Option Care, Inc.                                              543,576
            5,500  Pediatrix Medical Group, Inc. (b)                              377,245
            3,100  Quest Diagnostics, Inc.                                        325,903
           10,200  Renal Care Group, Inc. (b)                                     386,988
                                                                                  -------
                                                                                5,257,682
Medical - HMO  (3.5%):                                                          ---------
           14,300  Humana, Inc. (b)                                               456,742
            9,700  PacifiCare Health Systems, Inc. (b)                            552,124
           11,500  Sierra Health Services, Inc. (b)                               734,160
            5,400  Wellpoint, Inc. (b)                                            676,890
                                                                                  -------
                                                                                2,419,916
Metals & Mining  (2.8%):                                                        ---------
            4,944  Barrick Gold Corp.                                             118,458
            2,500  Freeport-McMoran Copper & Gold,                                 99,025
                   Inc., Class B
            4,800  Newmont Mining Corp.                                           202,800
            7,500  Nucor Corp.                                                    431,700
            4,000  Phelps Dodge Corp.                                             406,920
            4,500  Reliance Steel & Aluminum Co.                                  180,045
            5,900  Southern Peru Copper Corp. (d)                                 327,214
            7,200  Timken Co.                                                     196,848
                                                                                  -------
                                                                                1,963,010
Miscellaneous Business Services  (6.5%):                                        ---------
           12,600  Accenture Ltd. (b)                                             304,290
           10,100  Acxiom Corp.                                                   211,393
           33,200  Autodesk, Inc.                                                 988,032
            1,900  Black & Decker Corp.                                           150,081
           17,200  Caremark Rx, Inc. (b)                                          684,216
            3,000  Electronic Arts, Inc. (b)                                      155,340
           36,000  Flanders Corp. (b)                                             406,080
            3,100  Inco Ltd. (b)                                                  123,380
            8,500  Jack Henry & Associates, Inc.                                  152,915
           10,400  Mobile Mini, Inc. (b)                                          420,264
           15,900  Polycom, Inc. (b)                                              269,505
            3,900  Steel Dynamics, Inc.                                           134,355
           11,400  Symantec Corp. (b)                                             243,162
           12,300  TALX Corp.                                                     223,368
                                                                                  -------
                                                                                4,466,381
Office Equipment & Supplies  (0.2%):                                            ---------
            2,700  Avid Technology, Inc. (b)                                      146,124
                                                                                  -------
Oil Company - Exploration & Production  (4.4%):
            4,800  Atwood Oceanics, Inc. (b)                                      319,392
            5,800  Burlington Resources, Inc.                                     290,406
           12,400  Grand Prideco, Inc. (b)                                        299,584
            5,400  Hydril (b)                                                     315,414
            2,982  Kerr-McGee Corp.                                               233,580
            3,200  Occidental Petroleum Corp.                                     227,744
           12,600  Oil States International, Inc. (b)                             258,930
            4,100  Pogo Producing Co.                                             201,884
            9,000  Remington Oil & Gas Corp. (b)                                  283,680
            5,500  Transocean Sedco Forex, Inc. (b)                               283,030
            9,554  XTO Energy, Inc.                                               313,753
                                                                                  -------
                                                                                3,027,397
Paper & Allied Products  (0.3%):                                                ---------
            2,900  Georgia Pacific Corp.                                          102,921
            1,600  Temple-Inland, Inc.                                            116,080
                                                                                  -------
                                                                                  219,001
Petroleum & Petroleum Products  (2.5%):                                           -------
            2,000  ConocoPhillips                                                 215,680
           44,000  Mission Resources Corp. (b)                                    311,520
            2,100  Murphy Oil Corp.                                               207,333
            9,400  Patina Oil & Gas Corp.                                         376,000
            6,500  Unit Corp. (b)                                                 293,605
            4,600  Valero Energy Corp.                                            337,042
                                                                                  -------
                                                                                1,741,180
Pharmaceutical Preparations  (0.5%):                                            ---------
           13,600  Parexel International Corp. (b)                                319,600
                                                                                  -------
Printing & Publishing  (0.3%):
            9,500  Paxar Corp. (b)                                                202,730
                                                                                  -------
Process Control Instruments  (0.3%):
            8,300  Flowserve Corp. (b)                                            214,721
                                                                                  -------
Raw Materials  (0.4%):
           11,000  Mueller Industries, Inc.                                       309,650
                                                                                  -------
Real Estate Investment Trusts  (1.0%):
            8,500  Annaly Mortgage Management, Inc. (d)                           159,460
            4,800  CBL & Associates Properties, Inc.                              343,248
            7,700  Ventas, Inc.                                                   192,192
                                                                                  -------
                                                                                  694,900
Real Estate Management/Service  (0.7%):                                           -------
            9,800  Jones Lang LaSalle, Inc. (b)                                   457,170
                                                                                  -------
Retail  (4.3%):
           16,500  7-ELEVEN, Inc. (b)                                             396,330
            5,400  Aeropostale, Inc. (b)                                          176,850
            6,100  AutoNation, Inc. (b)                                           115,534
            3,200  CBRL Group, Inc.                                               132,160
            8,000  Circuit City Stores, Inc.                                      128,400
            7,800  CVS Corp.                                                      410,436
            3,000  Electronics Boutique Holdings Corp.                            128,910
                   (b)
            3,200  J.C. Penney Co., Inc.                                          166,144
            2,000  Lowe's Cos., Inc.                                              114,180
            2,800  Nordstrom, Inc.                                                155,064
            4,600  PETsMART, Inc.                                                 132,250
            4,450  RARE Hospitality International, Inc.                           137,416
                   (b)
            3,200  Regis Corp.                                                    130,976
            2,200  Sears Holdings Corp. (b) (d)                                   292,974
            4,200  TBC Corp. (b)                                                  117,012
            4,600  Urban Outfitters, Inc. (b)                                     220,662
                                                                                  -------
                                                                                2,955,298
Software  (0.7%):                                                               ---------
           18,300  Alliance Atlantis Communications,                              453,126
                   Inc., Class B (b)                                              -------
Steel  (1.0%):
           30,000  AK Steel Holding Corp. (b)                                     331,800
           11,500  Wheeling-Pittsburgh Corp. (b)                                  357,075
                                                                                  -------
                                                                                  688,875
Technology  (1.1%):                                                               -------
            4,100  Kronos, Inc. (b)                                               209,551
           14,600  Micros Systems, Inc. (b)                                       535,966
                                                                                  -------
                                                                                  745,517
Telecommunication Equipment  (0.5%):                                              -------
           22,000  SBA Communications Corp. (b)                                   201,520
            8,800  Tekelec (b)                                                    140,272
                                                                                  -------
                                                                                  341,792
Telephone & Telecommunications  (1.6%):                                           -------
            7,000  Commonwealth Telephone                                         329,980
                   Enterprises, Inc. (b)
            4,100  Telephone & Data Systems, Inc.                                 334,560
           47,000  UbiquiTel, Inc. (b)                                            314,900
           12,800  Ulticom, Inc (b)                                               142,464
                                                                                  -------
                                                                                1,121,904
Transportation Services  (3.1%):                                                ---------
            5,600  ABX Air, Inc. (b)                                               40,544
            7,800  Arkansas Best Corp.                                            294,684
           11,000  EGL, Inc. (b)                                                  250,800
            2,500  Fedex Corp.                                                    234,875
            6,400  J.B. Hunt Transport Services, Inc.                             280,128
           10,000  Old Dominion Freight Line, Inc. (b)                            311,500
            7,700  Ryder System, Inc.                                             321,090
           12,000  U.S. Xpress Enterprises, Inc., Class                           196,200
                   A (b)
            3,585  Yellow Roadway Corp. (b)                                       209,866
                                                                                  -------
                                                                                2,139,687
Wholesale Distribution  (1.2%):                                                 ---------
            3,100  CDW Corp.                                                      175,708
            4,000  Fastenal Co.                                                   221,240
           12,900  SCP Pool Corp.                                                 410,994
                                                                                  -------
                                                                                  807,942
                                                                                  -------
Total Common Stocks (Cost $45,656,194)                                         61,318,184
                                                                               ----------

Cash Equivalent  (11.0%):
        7,592,899  Huntington Money Market Fund,                                7,592,899
                   Interfund Shares *                                           ---------
Total Cash Equivalent (Cost $7,592,899)                                         7,592,899
                                                                                ---------

Short-Term Securities Held as Collateral for Securities Lending (1.6%):
Mutual Funds (0.0%):
              751  JP Morgan Institutional Prime Money Market Fund                    751
                                                                                      ---
Repurchase Agreements (0.4%):
         $180,329  JP Morgan Securities, 2.870%, 4/1/05                           180,329
          102,984  Morgan Stanley Dean Witter & Co., 2.910%, 4/1/05               102,984
                                                                                  -------
                                                                                  283,313
Variable Rate Obligations (1.2%):                                                 -------
           50,130  Bankone Class A 2004-4, 2.850%, 4/15/05                         50,130
           30,068  Bankone ISS Trust 2003-1, 2.860%, 4/15/05                       30,068
           25,027  Bayerische Landesbk NY, 2.900%, 4/19/05                         25,027
            7,005  Capital One MT 2002-3, 2.871%, 4/15/05                           7,005
           20,093  Capital One MT 2002-3, 2.879%, 4/15/05                          20,093
           13,012  Capital One MT 2002-3, 2.890%, 4/15/05                          13,012
           34,253  CCCIT Series 2000, CL 2002-A9, 3.031%, 6/15/05                  34,253
           19,664  CCCIT Series 2000, CL 2002-A5, 3.047%, 6/15/05                  19,664
           16,016  Chase CCC Trust 2004-2, C, 2.847%, 4/15/05                      16,016
           50,130  Chase CCC Trust 2004-2, C, 2.850%, 4/15/05                      50,130
           24,995  Chase CCMT 2001-2 Class A, 2.857%, 4/15/05                      24,995
           43,125  Chase CCOT 2001-1 Class A, 2.853%, 4/15/05                      43,125
           12,658  Chase CCOT 2003-1 Class A, 2.855%, 4/15/05                      12,658
           10,406  Chase CCOT 2003-1 Class A, 2.860%, 4/15/05                      10,406
           30,037  Chase CCOT 2003-1 Class A, 2.871%, 4/15/05                      30,037
           27,677  Daimler Chrysler Master OT 2003-A, 2.860%, 4/15/05              27,677
           24,995  Deutsche Bank, 3.005%, 4/1/05                                   24,995
           50,097  Dexia Bank Belgium SA, 2.736%, 4/4/05                           50,097
           24,995  Discover CMT I 2003-1, 2.870%, 4/15/05                          24,995
           27,033  Discover CMT I 2001-2, 2.858%, 4/15/05                          27,033
            9,977  Fleet CCMT II 2002-A Class A, 2.841%, 4/15/05                    9,977
            5,042  Fleet CCMT II 2002-A Class A, 2.860%, 4/15/05                    5,042
           15,019  Fleet CCMT II 2002-A Class A, 2.860%, 4/15/05                   15,019
            9,977  Fleet CCMT II 2002-A Class A, 2.879%, 4/15/05                    9,977
            3,969  General Electric Capital Corp., 2.860%, 5/12/05                  3,969
           15,019  General Electric Capital Corp., 2.870%, 5/12/05                 15,019
           50,097  HBOS Treasury Services PLC, 3.110%, 6/30/05                     50,097
           50,097  JP Morgan & Co., Inc., 2.970%, 6/2/05                           50,097
           18,022  MassMutual Global Funding II, 3.161%, 6/28/05                   18,022
            9,977  MBNA MCCT II 1997-K Class A, 2.851%, 4/15/05                     9,977
           60,074  MBNA MCCT II 2000-K Class A, 2.702%, 4/15/05                    60,074
                                                                                   ------
                                                                                  788,686
Total Short-Term Securities Held as Collateral for                                -------
  Securities Lending (Cost $1,072,750)                                          1,072,750
                                                                                ---------




Total Investments (Cost $54,321,843) (a)   -   101.6%                          69,983,833
Liabilities in Excess of Other Assets   -   (1.6)%                            (1,091,584)
                                                                              -----------

NET ASSETS   -   100.0%                                                $       68,892,249
                                                                               ==========
------------
See Notes to Portfolio of Investments.













Huntington Rotating Markets Fund
Portfolio of Investments                                                   March 31, 2005
(Unaudited)


                   Security
         Shares   Description                                                      Value

Mutual Funds  (96.6%):
            8,475  iShares Dow Jones U.S. Consumer                     $          444,514
                   Goods Sector Index Fund
           39,397  iShares EAFE Index Fund                                      6,258,212
           30,150  iShares MSCI Canada Index Fund                                 538,178
            1,341  iShares MSCI Emerging Markets                                  271,955
                   Index Fund
           33,993  iShares MSCI EMU Index Fund                                  2,447,496
           20,286  iShares MSCI Hong Kong Index                                   233,492
                   Fund
           34,100  iShares MSCI Japan Index Fund                                  357,709
           22,478  iShares MSCI Mexico Index Fund                                 542,394
           44,281  iShares MSCI Singapore Index                                   320,594
                   Fund
           43,497  iShares MSCI United Kingdom Index                              788,601
                   Fund
           56,918  iShares Russell 1000 Index Fund                              3,608,600
            5,574  iShares Russell 3000 Value Index                               477,190
                   Fund
            8,612  iShares Russell Midcap Value Index                             974,706
                   Fund
           11,724  iShares S&P Global 100 Index Fund                              710,123
            1,500  iShares S&P Latin America 40 Index                             122,475
                   Fund
            7,562  iShares S&P SmallCap 600 Index                               1,199,409
                   Fund
           11,285  iShares S&P SmallCap 600 BARRA                               1,184,474
                   Growth Index Fund
           12,472  Materials Select Sector SPDR Trust                             376,156
                   Index Fund
           21,444  MidCap SPDR Trust Series 1 Index                             2,581,000
                   Fund
           21,911  NASDAQ 100 Index Fund                                          800,847
                                                                                  -------
Total Mutual Funds (Cost $20,446,144)                                          24,238,125
                                                                               ----------

Cash Equivalent  (3.3%):
          824,447  Huntington Money Market Fund,                                  824,447
                   Interfund Shares *                                             -------
Total Cash Equivalent (Cost $824,447)                                             824,447
                                                                                  -------



Total Investments (Cost $21,270,591) (a)   -   99.9%                           25,062,572
Other Assets in Excess of Liabilities   -   0.1%                                   37,177
                                                                               ----------
NET ASSETS   -   100.0%                                                $       25,099,749
                                                                               ==========
------------
See Notes to Portfolio of Investments.













Huntington Situs Small Cap Fund
Portfolio of Investments                                                   March 31, 2005
(Unaudited)


    Shares or             Security
    Principal Amount     Description                                               Value

Common Stocks  (96.0%):
Australia  (0.3%):
Chemicals - Diversified  (0.3%):
           16,000  Orica Ltd.                                          $          225,735
                                                                                  -------
Canada  (0.1%):
Banking  (0.1%):
            2,153  Toronto-Dominion Bank                                           89,026
                                                                                   ------
Chile  (0.3%):
Chemicals  (0.3%):
            2,400  Sociedad Quimica y Minera de Chile                             193,320
                   SA ADR (b)                                                     -------
Denmark  (0.7%):
Electrical & Electronic  (0.3%):
           14,500  Vestas Wind Systems A/S (b)                                    209,366
                                                                                  -------
Pharmaceuticals  (0.4%):
            5,700  Novozymes A/S, Class B                                         279,631
                                                                                  -------
                                                                                  488,997
Finland  (0.4%):                                                                  -------
Machinery  (0.4%):
            3,500  Kone OYJ, Class B (b)                                          272,114
                                                                                  -------
Germany  (1.5%):
Drugs  (0.6%):
           12,700  Stada Arzneimittel AG                                          401,737
                                                                                  -------
Retail  (0.9%):
           10,000  Douglas Holding AG                                             364,945
            3,275  Fielmann AG                                                    220,782
                                                                                  -------
                                                                                  585,727
                                                                                  -------
                                                                                  987,464
Hong Kong  (0.3%):                                                                -------
Television  (0.3%):
           40,000  Television Broadcasts Ltd.                                     201,557
                                                                                  -------
Ireland  (0.5%):
Financial Services  (0.4%):
           91,000  Halma PLC                                                      276,799
                                                                                  -------
Food & Beverage  (0.1%):
            3,200  Kerry Group PLC                                                 77,371
                                                                                   ------
                                                                                  354,170
Italy  (0.1%):                                                                    -------
Oil & Gas  (0.1%):
            7,200  Saipem SPA                                                      91,289
                                                                                   ------
Japan  (1.1%):
Agriculture  (0.0%):
               90  Hokuto Corp.                                                     1,569
                                                                                    -----
Food  (0.2%):
           14,000  Fuji Oil Co. Ltd.                                              163,630
                                                                                  -------
Instruments-Scientific  (0.2%):
           14,000  Furuno Electric Co. Ltd.                                       132,811
                                                                                  -------
Machinery (0.4%):
            9,600  Sato Corp.                                                     241,780
                                                                                  -------
Medical Supplies  (0.3%):
            9,000  Tanabe Seiyaku Co. Ltd.                                         89,660
            2,700  Terumo Corp.                                                    81,349
                                                                                   ------
                                                                                  171,009
                                                                                  -------
                                                                                  710,799
Singapore  (0.4%):                                                                -------
Beer & Ale  (0.4%):
           55,000  Asia Pacific Breweries Ltd.                                    271,551
                                                                                  -------
Spain  (0.5%):
Public Thoroughfares  (0.5%):
           14,566  Acesa Infraestructuras SA                                      329,144
                                                                                  -------
Sweden  (0.5%):
Auto Parts & Equipment  (0.5%):
           17,000  Haldex AB (b)                                                  319,739
                                                                                  -------
Switzerland  (0.5%):
Confectionery  (0.5%):
               22  Lindt & Spruengli AG                                           333,751
                                                                                  -------
United Kingdom  (1.3%):
Commercial Services  (0.5%):
           88,800  Aggreko PLC                                                    301,984
                                                                                  -------
Diversified Minerals  (0.3%):
            8,600  Antofagasta Holdings                                           207,323
                                                                                  -------
Industrial Goods & Services  (0.5%):
           32,300  Bunzl PLC                                                      315,494
                                                                                  -------
                                                                                  824,801
United States  (87.5%):
Aerospace & Defense  (2.3%):
            7,300  Alliant Techsystems, Inc. (b)                                  521,585
           26,000  Armor Holdings, Inc. (b)                                       964,340
                                                                                  -------
                                                                                1,485,925
Banking  (5.9%):
           24,300  Anchor Bancorp Wisconsin, Inc.                                 683,073
           24,000  Bancshares of Florida, Inc (b)                                 384,000
           55,400  Colonial Bancgroup, Inc.                                     1,136,808
           12,500  Main Street Banks, Inc.                                        331,000
            8,841  SCBT Financial Corp                                            265,495
            4,488  TD Banknorth, Inc. (b)                                         140,205
           18,800  WSFS Financial Corp.                                           988,128
                                                                                  -------
                                                                                3,928,709
Building & Construction  (2.8%):                                                ---------
           24,600  Florida Rock Industries                                      1,446,972
            5,362  MDC Holdings, Inc.                                             373,463
                                                                                  -------
                                                                                1,820,435
Business Services  (2.3%):                                                      ---------
            8,900  CDI Corp.                                                      196,957
           27,000  eSPEED, Inc., Class A (b)                                      248,400
           19,900  Jacobs Engineering Group, Inc. (b)                           1,033,208
                                                                                ---------
                                                                                1,478,565
Chemicals  (0.6%):                                                              ---------
           11,000  Albemarle Corp.                                                399,960
                                                                                  -------
Combination Utility Services  (0.6%):
           10,100  Northwest Natural Gas Co.                                      365,317
                                                                                  -------
Commercial Physical Research  (0.5%):
           31,000  Albany Molecular Research (b)                                  318,680
                                                                                  -------
Commercial Services & Supplies  (0.3%):
           10,000  StarTek, Inc.                                                  168,000
                                                                                  -------
Communications Equipment  (1.3%):
           50,900  Standard Microsystems Corp. (b)                                883,624
                                                                                  -------
Computer Services  (7.2%):
           22,800  Cerner Corp. (b) (d)                                         1,197,228
           30,300  Hutchinson Technology, Inc. (b)                              1,053,834
           41,200  Intergraph Corp. (b)                                         1,186,972
           57,900  Transaction Systems Architects,                              1,340,385
                   Inc. (b)                                                     ---------
                                                                                4,778,419
Consumer Products & Services  (1.0%):                                           ---------
            9,000  The Scotts Co., Class A (b)                                    632,070
                                                                                  -------
Electrical & Electronic  (1.7%):
           19,900  Hawaiian Electric Industries, Inc.                             507,848
           37,600  Methode Electronics, Inc.                                      455,336
            6,144  Tektronix, Inc.                                                150,712
                                                                                  -------
                                                                                1,113,896
Electronic Measuring Instruments  (1.3%):                                       ---------
           18,800  Garmin Ltd. (d)                                                870,816
                                                                                  -------
Energy  (1.7%):
           33,500  Headwaters, Inc. (b)                                         1,099,470
                                                                                ---------
Fire, Marine & Casualty Insurance  (1.7%):
           27,600  Arch Capital Group (b)                                       1,105,104
                                                                                ---------
Food & Beverages  (2.6%):
           27,977  Fresh Del Monte Produce, Inc.                                  853,858
           30,500  Performance Food Group Co. (b)                                 844,240
                                                                                  -------
                                                                                1,698,098
Gas Production & Distribution  (1.4%):                                          ---------
           20,250  UGI Corp.                                                      919,755
                                                                                  -------
Home Furnishings Rental  (0.6%):
           13,850  RENT-A-CENTER, Inc. (b)                                        378,244
                                                                                  -------
Hotels & Lodging  (2.5%):
           13,700  Kerzner International Ltd. (b)                                 838,851
           11,700  Mandalay Resort Group                                          824,733
                                                                                  -------
                                                                                1,663,584
Household Furnishings  (2.6%):                                                  ---------
           20,000  American Woodmark Corp.                                        725,600
           37,050  Fossil, Inc. (b)                                               960,521
                                                                                  -------
                                                                                1,686,121
Insurance  (1.8%):                                                              ---------
           52,800  Scottish Annuity & Life Holdings                             1,189,056
                   Ltd.                                                         ---------
Leisure  (1.3%):
           18,050  Brunswick Corp.                                                845,643
                                                                                  -------
Machinery  (4.5%):
           18,400  Cuno, Inc. (b)                                                 945,576
           38,000  Intermagnetics General Corp. (b)                               924,920
           27,000  Thomas Industries, Inc.                                      1,070,280
                                                                                ---------
                                                                                2,940,776
Medical & Medical Services  (5.0%):                                             ---------
           18,500  Bio-Rad Laboratories, Inc., Class A                            901,135
                   (b)
            9,200  Coventry Health Care, Inc. (b)                                 626,888
           23,700  Edwards Lifesciences Corp. (b)                               1,024,314
           10,000  Kindred Healthcare, Inc. (b)                                   351,000
            4,050  Unitedhealth Group, Inc.                                       386,289
                                                                                  -------
                                                                                3,289,626
Metals & Mining  (4.4%):                                                        ---------
           21,200  Precision Castparts Corp.                                    1,632,612
           38,500  RTI International Metals, Inc. (b)                             900,900
           12,700  Timken Co.                                                     347,218
                                                                                  -------
                                                                                2,880,730
Miscellaneous Business Services  (0.5%):                                        ---------
            8,000  Ryder System, Inc.                                             333,600
                                                                                  -------
Networking Products  (1.0%):
           17,000  Black Box Corp.                                                635,970
                                                                                  -------
Office Equipment  (1.5%):
           27,000  Global Imaging Systems, Inc. (b)                               957,420
                                                                                  -------
Oil Companies - Exploration and Production  (2.7%):
           17,144  National-Oilwell Varco, Inc. (b)                               800,625
           16,000  Remington Oil & Gas Corp. (b)                                  504,320
           13,000  Spinnaker Exploration Co. (b)                                  461,890
                                                                                  -------
                                                                                1,766,835
Paper & Paper Products  (1.9%):                                                 ---------
           31,400  Universal Forest Products                                    1,219,890
                                                                                ---------
Petroleum & Petroleum Products  (6.6%):
           27,600  Denbury Resources, Inc. (b)                                    972,348
           16,200  Houston Exploration Co. (b)                                    922,590
           14,300  Hydril Co. (b)                                                 835,263
            4,700  Newfield Exploration Co. (b)                                   349,022
           16,500  Veritas DGC, Inc. (b)                                          494,340
           24,554  XTO Energy, Inc.                                               806,353
                                                                                  -------
                                                                                4,379,916
Pharmaceuticals  (0.5%):                                                        ---------
            9,300  Par Pharmaceutical, Inc. (b)                                   310,992
                                                                                  -------
Printing & Publishing  (0.6%):
            8,600  Banta Corp.                                                    368,080
                                                                                  -------
Real Estate Investment Trusts  (1.4%):
            6,900  CBL & Associates Properties, Inc.                              493,419
            8,000  Healthcare Realty Trust, Inc.                                  291,520
           10,900  HRPT Properties Trust                                          129,819
                                                                                  -------
                                                                                  914,758
Recreation & Utility Trailer Dealers  (0.3%):                                     -------
            7,200  Thor Industries, Inc.                                          215,352
                                                                                  -------
Retail  (6.6%):
            7,500  AnnTaylor Stores Corp. (b)                                     191,925
            8,500  Columbia Sportswear Co. (b)                                    452,455
           14,200  Polo Ralph Lauren Corp.                                        550,960
           22,100  Reebok International Ltd.                                      979,030
           36,300  Urban Outfitters, Inc. (b)                                   1,741,311
           21,900  West Marine, Inc. (b) (d)                                      465,594
                                                                                  -------
                                                                                4,381,275
Semiconductor Equipment  (0.7%):                                                ---------
           14,150  Imation Corp.                                                  491,713
                                                                                  -------
Steel  (1.2%):
            3,900  Quanex Corp.                                                   207,948
           25,300  Steel Technologies, Inc.                                       606,947
                                                                                  -------
                                                                                  814,895
Surgical Appliances & Supplies  (1.6%):                                           -------
           33,400  Mentor Corp.                                                 1,072,140
                                                                                ---------
Technology  (0.3%):
           23,000  Compuware Corp. (b)                                            165,600
                                                                                  -------
Telephone - Integrated  (0.3%):
           19,000  General Communication, Inc., Class                             173,470
                   A (b)                                                          -------
Transportation Services  (0.9%):
           28,750  Werner Enterprises, Inc.                                       558,613
                                                                                  -------
Wireless Equipment  (1.0%):
           49,900  Audiovox Corp., Class A (b)                                    635,726
                                                                                  -------
                                                                               57,336,868
Total Common Stocks (Cost $46,333,811)                                         63,030,325
                                                                               ----------

Cash Equivalent  (4.0%):
        2,594,359  Huntington Money Market Fund,                                2,594,359
                   Interfund Shares *                                           ---------
Total Cash Equivalent (Cost $2,594,359)                                         2,594,359
                                                                                ---------

Short-Term Securities Held as Collateral for Securities Lending (3.6%):
Mutual Funds (0.0%):
            1,658  JP Morgan Institutional Prime Money Market Fund                  1,658
                                                                                    -----
Repurchase Agreements (1.0%):
         $398,187  JP Morgan Securities, 2.870%, 4/1/05                           398,187
          227,400  Morgan Stanley Dean Witter & Co., 2.910%, 4/1/05               227,400
                                                                                  -------
                                                                                  625,587
Variable Rate Obligations (2.6%):                                                 -------
          110,692  Bankone Class A 2004-4, 2.850%, 4/15/05                        110,692
           66,394  Bankone ISS Trust 2003-1, 2.860%, 4/15/05                       66,394
           55,263  Bayerische Landesbk NY, 2.900%, 4/19/05                         55,263
           15,468  Capital One MT 2002-3, 2.871%, 4/15/05                          15,468
           44,367  Capital One MT 2002-3, 2.879%, 4/15/05                          44,367
           28,733  Capital One MT 2002-3, 2.890%, 4/15/05                          28,733
           75,634  CCCIT Series 2000, CL 2002-A9, 3.031%, 6/15/05                  75,634
           43,419  CCCIT Series 2000, CL 2002-A5, 3.047%, 6/15/05                  43,419
           35,365  Chase CCC Trust 2004-2, C, 2.847%, 4/15/05                      35,365
           110,692 Chase CCC Trust 2004-2, C, 2.850%, 4/15/05                     110,692
           55,192  Chase CCMT 2001-2 Class A, 2.857%, 4/15/05                      55,192
           95,224  Chase CCOT 2001-1 Class A, 2.853%, 4/15/05                      95,224
           27,951  Chase CCOT 2003-1 Class A, 2.855%, 4/15/05                      27,951
           22,977  Chase CCOT 2003-1 Class A, 2.860%, 4/15/05                      22,977
           66,325  Chase CCOT 2003-1 Class A, 2.871%, 4/15/05                      66,325
           61,114  Daimler Chrysler Master OT 2003-A, 2.860%, 4/15/05              61,114
           55,192  Deutsche Bank, 3.005%, 4/1/05                                   55,192
          110,621  Dexia Bank Belgium SA, 2.736%, 4/4/05                          110,621
           55,192  Discover CMT I 2003-1, 2.870%, 4/15/05                          55,192
           59,693  Discover CMT I 2001-2, 2.858%, 4/15/05                          59,693
           22,029  Fleet CCMT II 2002-A Class A, 2.841%, 4/15/05                   22,029
           11,133  Fleet CCMT II 2002-A Class A, 2.860%, 4/15/05                   11,133
           33,163  Fleet CCMT II 2002-A Class A, 2.860%, 4/15/05                   33,163
           22,029  Fleet CCMT II 2002-A Class A, 2.879%, 4/15/05                   22,029
            8,764  General Electric Capital Corp., 2.860%, 5/12/05                  8,764
           33,163  General Electric Capital Corp., 2.870%, 5/12/05                 33,163
          110,621  HBOS Treasury Services PLC, 3.110%, 6/30/05                    110,621
          110,621  JP Morgan & Co., Inc., 2.970%, 6/2/05                          110,621
           39,795  MassMutual Global Funding II, 3.161%, 6/28/05                   39,795
           22,029  MBNA MCCT II 1997-K Class A, 2.851%, 4/15/05                    22,029
          132,650  MBNA MCCT II 2000-K Class A, 2.702%, 4/15/05                   132,650
                                                                                  -------
                                                                                1,741,505
Total Short-Term Securities Held as Collateral for                              ---------
  Securities Lending (Cost $2,368,750)                                          2,368,750
                                                                                ---------




Total Investments (Cost $51,296,920) (a)   -   103.6%                          67,993,434
Liabilities in Excess of Other Assets   -   (3.6)%                            (2,396,063)
                                                                              -----------

NET ASSETS   -   100.0%                                                $       65,597,371
                                                                               ==========
------------

See Notes to Portfolio of Investments.




















Huntington Fixed Income Securities Fund
Portfolio of Investments                                                   March 31, 2005
(Unaudited)


        Principal     Security
    Amount or Shares  Description                                                  Value

Corporate Bonds  (47.1%):
Auto/Truck Parts & Equipment  (1.1%):
       $1,000,000  Carlisle Cos., Inc., 7.250%,                        $        1,045,272
                   1/15/07
        1,000,000  General Motors Corp., 8.375%,                                  855,732
                   7/15/33                                                      ---------
                                                                                1,901,004
Banks  (1.2%):                                                                  ---------
        1,000,000  First Tennessee Bank, 6.400%,                                1,055,673
                   4/1/08
        1,000,000  KeyCorp, 6.750%, 3/15/06                                     1,023,893
                                                                                ---------
                                                                                2,079,566
Building & Construction  (1.0%):                                                ---------
        1,500,000  Hanson PLC, 7.875%, 9/27/10                                  1,703,322
                                                                                ---------
Business Services  (0.6%):
        1,000,000  The Reynold & Reynolds Co.,                                  1,026,500
                                                                                ---------
                   7.000%, 12/15/06
Diversified Financial Services  (10.1%):
        2,000,000  American General Finance Corp.,                              2,044,836
                   6.100%, 5/22/06
        2,000,000  Ford Motor Credit Co., 7.600%,                               2,020,890
                   8/1/05
        2,000,000  General Electric Capital Corp.,                              2,054,384
                   5.450%, 1/15/13
        2,000,000  Goldman Sachs Group, Inc.,                                   2,164,284
                   6.600%, 1/15/12
        1,000,000  Household Financial Corp., 5.750%,                           1,026,391
                   1/30/07
        3,000,000  Lehman Brothers Holdings, 7.500%,                            3,139,644
                   9/1/06
        1,000,000  MBNA America Bank N.A., 6.500%,                              1,027,839
                   6/20/06 (c)
        1,000,000  MBNA Corp., 6.875%, 6/1/05                                   1,004,786
        1,000,000  Morgan Stanley Dean Witter,                                  1,101,793
                   6.750%, 10/15/13
        1,000,000  The Bear Stearns Cos., Inc.,                                 1,026,228
                   6.500%, 5/1/06                                              ----------
                                                                               16,611,075
Diversified Manufacturing  (1.9%):                                             ----------
        2,000,000  Eaton Corp., 8.900%, 8/15/06                                 2,121,886
        1,000,000  Norsk Hydro AS, 6.700%, 1/15/18                              1,119,164
                                                                                ---------
                                                                                3,241,050
Diversified Telecommunications  (0.7%):                                         ---------
        1,000,000  Alltel Ohio LP, 8.000%, 8/15/10 (c)                          1,146,749
                                                                                ---------
Electrical Services  (4.0%):
        1,000,000  Atlantic City Electric, 6.750%,                              1,053,730
                   5/12/08
        1,000,000  Cincinnati Gas & Electric Co.,                               1,051,692
                   6.400%, 4/1/08
        1,000,000  Cinergy Global Resources, 6.200%,                            1,047,785
                   11/3/08 (c)
        1,000,000  CLECO Corp., 6.520%, 5/15/09                                 1,045,608
        1,300,000  Gulf Power Co., 4.900%, 10/1/14                              1,276,219
        1,185,000  PacifiCorp, 6.750%, 4/1/05                                   1,185,000
                                                                                ---------
                                                                                6,660,034
Electronic Components  (0.6%):
        1,000,000  Philips Electronics NV, 8.375%,                              1,056,743
                   9/15/06                                                      ---------
Electronic Equipment & Instruments  (2.2%):
        1,000,000  Cooper Industries, Inc., 5.250%,                             1,017,970
                   7/1/07
        2,460,000  Thermo Electron Corp., 7.625%,                               2,681,427
                   10/30/08                                                     ---------
                                                                                3,699,397
Health Services  (2.3%):                                                        ---------
        1,400,000  Allegiance Corp., 7.300%, 10/15/06                           1,451,080
        2,500,000  Wellpoint, Inc., 4.250%, 12/15/09 (c)                        2,440,600
                                                                                ---------
                                                                                3,891,680
Insurance  (3.5%):                                                              ---------
        1,750,000  Lincoln National Corp., 7.250%,                              1,758,661
                   5/15/05
        1,000,000  Metlife, Inc., 5.000%, 11/24/13                                988,007
        2,000,000  Protective Life Corp., 5.875%,                               2,043,532
                   8/15/06 (c)
        1,000,000  SunAmerica, Inc., 6.750%, 10/1/07                            1,051,927
                                                                                ---------
                                                                                5,842,127
Metals & Mining  (1.9%):                                                        ---------
        3,000,000  Barrick Gold Corp., 7.500%, 5/1/07                           3,181,725
                                                                                ---------
Multimedia  (1.2%):
        1,000,000  AOL Time Warner, Inc., 7.750%,                               1,008,409
                   6/15/05
        1,000,000  E.W. Scripps Co., 6.625%,                                    1,059,744
                   10/15/07                                                     ---------
                                                                                2,068,153
Petroleum & Petroleum Products  (2.0%):                                         ---------
        1,000,000  Kinder Morgan Energy Partners,                               1,058,277
                   6.800%, 3/1/08
        2,000,000  Kinder Morgan Energy Partners,                               2,310,446
                   7.400%, 3/15/31                                              ---------
                                                                                3,368,723
Pipelines  (0.5%):                                                              ---------
          750,000  Trans-Canada Pipelines, 9.125%,                                787,898
                   4/20/06                                                      ---------
Printing & Publishing  (0.9%):
        1,200,000  Knight-Ridder, Inc., 9.875%,                                 1,422,058
                   4/15/09                                                      ---------
Railroads  (1.3%):
        1,000,000  Atchison Topeka & Santa Fe                                   1,029,712
                   Railroad, 6.550%, 7/1/06
        1,000,000  Union Pacific Corp., 6.625%,                                 1,103,664
                   2/1/29                                                       ---------
                                                                                2,133,376
Real Estate Investment Trusts  (5.9%):                                          ---------
        1,045,000  Avalon Properties, 6.875%,                                   1,103,156
                   12/15/07                                                     ---------
        1,500,000  Cpg Partners LP, 3.500%, 3/15/09                             1,417,470
        2,000,000  Duke Realty LP, 3.500%, 11/1/07                              1,950,004
        1,000,000  MACK-CALI Realty LP, 7.750%,                                 1,130,496
                   2/15/11
          310,000  Merry Land & Investment Co., Inc,                              312,276
                   7.250%, 6/15/05
          580,000  Simon Property Group LP, 7.375%,                               594,583
                   1/20/06
        1,949,000  Simon Property Group LP, 6.875%,                             2,022,421
                   11/15/06
        1,000,000  Weingarten Realty Investment,                                1,106,766
                   7.350%, 7/20/09                                              ---------
                                                                                9,637,172
Reinsurance  (2.6%):                                                            ---------
        2,000,000  General Electric Global Insurance                            2,211,006
                   Holding Corp., 7.500%, 6/15/10
        2,050,000  RenaissanceRe Holdings Ltd.,                                 2,105,473
                   5.875%, 2/15/13                                              ---------
                                                                                4,316,479
Retail  (1.6%):
        2,500,000  Tandy Corp., 6.950%, 9/1/07                                  2,645,888
                                                                                ---------
Total Corporate Bonds (Cost $77,468,452)                                       78,420,719
                                                                               ----------

U.S. Treasury Obligations  (23.5%):
U.S. Treasury Bonds  (10.9%):
        2,000,000  8.750%, 8/15/20                                              2,851,876
        2,000,000  6.000%, 2/15/26                                              2,287,890
        2,000,000  6.750%, 8/15/26                                              2,490,546
        1,500,000  5.250%, 11/15/28                                             1,577,520
        3,000,000  6.250%, 5/15/30                                              3,604,452
        5,000,000  5.375%, 2/15/31                                              5,449,415
                                                                                ---------
                                                                               18,261,699
U.S. Treasury Notes  (12.6%):
        1,000,000  2.250%, 4/30/06                                                986,680
        5,750,000  3.125%, 10/15/08                                             5,577,724
        8,000,000  4.250%, 8/15/14                                              7,845,000
        1,000,000  7.500%, 11/15/16                                             1,253,750
        4,500,000  6.125%, 8/15/29                                              5,300,334
                                                                                ---------
                                                                               20,963,488
                                                                                ---------
Total U.S. Treasury Obligations (Cost $37,913,922)                             39,225,187
                                                                               ----------

U.S. Government Agencies  (22.4%):
Federal Farm Credit Bank  (3.5%):
        4,000,000  2.790%, 10/16/06                                             3,933,464
        2,000,000  3.625%, 7/28/08                                              1,957,290
                                                                                ---------
                                                                                5,890,754
Federal Home Loan Bank  (7.1%):                                                 ---------
        2,000,000  3.500%, 5/15/07                                              1,978,406
        3,000,000  3.375%, 10/5/07                                              2,949,183
        4,000,000  3.500%, 11/15/07                                             3,933,448
        3,000,000  4.625%, 8/15/12                                              2,993,361
                                                                                ---------
                                                                               11,854,398
Federal Home Loan Mortgage Corporation  (7.1%):                                ----------
        2,000,000  3.000%, 5/26/06                                              1,981,842
        4,000,000  2.750%, 8/15/06                                              3,943,608
        3,000,000  3.000%, 5/21/07                                              2,938,533
        2,000,000  3.640%, 8/12/08                                              1,961,226
        1,000,000  5.200%, 3/5/19                                                 986,785
                                                                                  -------
                                                                               11,811,994
Federal National Mortgage Association  (4.7%):                                 ----------
        1,000,000  2.500%, 5/12/06                                                986,017
        1,000,000  3.750%, 7/6/07                                                 986,626
        3,000,000  3.250%, 7/30/07                                              2,943,588
        3,000,000  4.375%, 9/15/12                                              2,929,437
                                                                                ---------
                                                                                7,845,668
                                                                                ---------
Total U.S. Government Agencies (Cost $37,884,933)                              37,402,814
                                                                               ----------

U.S. Treasury Notes  (3.1%):
        5,000,000  5.000%, 8/15/11                                              5,194,530
                                                                                ---------
Total U.S. Treasury Notes (Cost $5,235,516)                                     5,194,530
                                                                                ---------

U.S. Government Mortgage Backed Agencies  (1.5%):
Federal Home Loan Mortgage Corporation  (1.1%):
          836,311  Pool # 254403, 6.000%, 8/1/17                                  864,174
          850,915  Pool # 599630, 6.500%, 8/1/16                                  888,787
                                                                                  -------
                                                                                1,752,961
Government National Mortgage Association  (0.4%):                               ---------
          311,891  Pool # 345128, 6.500%, 1/15/24                                 327,346
           69,682  Pool # 352982, 7.500%, 5/15/24                                  75,091
           46,284  Pool # 363175, 7.000%, 11/15/08                                 47,993
           71,663  Pool # 372962, 7.000%, 3/15/24                                  76,110
           29,852  Pool # 373015, 8.000%, 6/15/24                                  32,210
          161,143  Pool # 383488, 7.000%, 2/15/09                                 168,093
                                                                                  -------
                                                                                  726,843
                                                                                ---------
Total U.S. Government Mortgage Backed Agencies (Cost $2,422,272)                2,479,804
                                                                                ---------

Preferred Stocks  (0.7%):
Bank Holding Companies  (0.2%):
           10,000  Suntrust Capital IV, 7.125%                                    254,600
                                                                                  -------
Banks  (0.2%):
           20,000  Wells Fargo Capital Trust II,                                  512,000
                   7.000%                                                         -------
Financial Services  (0.0%):
            1,400  National Commerce Capital Trust II,                             36,414
                   7.700%                                                          ------
Life/Health Insurance  (0.2%):
           10,000  Aetna, Inc., 8.500%                                            261,000
                                                                                  -------
Real Estate Investment Trusts  (0.1%):
            5,000  Public Storage, Series R, 8.000%                               129,050
                                                                                  -------
Total Preferred Stocks (Cost $1,229,101)                                        1,193,064
                                                                                ---------

Cash Equivalent  (0.9%):
        1,525,888  Huntington Money Market Fund,                                1,525,888
                   Interfund Shares *                                           ---------
Total Cash Equivalent (Cost $1,525,888)                                         1,525,888
                                                                                ---------



Total Investments (Cost $163,680,084) (a)   -   99.2%                         165,442,006
Other Assets in Excess of Liabilities   -   0.8%                                1,353,766
                                                                              -----------
NET ASSETS   -   100.0%                                                $      166,795,772
                                                                              ===========
------------
See Notes to Portfolio of Investments.








Huntington Intermediate Government Income Fund
Portfolio of Investments                                                   March 31, 2005
(Unaudited)


        Principal  Security
    Amount or SharesDescription                                                    Value

U.S. Government Agencies  (51.2%):
Federal Farm Credit Bank  (5.3%):
        1,000,000  5.750%, 1/18/11                                     $        1,057,853
        2,000,000  4.900%, 3/17/14                                              1,920,274
        2,000,000  4.990%, 1/28/15                                              1,960,322
                                                                                ---------
                                                                                4,938,449
Federal Home Loan Bank  (8.8%):                                                 ---------
        1,500,000  2.700%, 4/27/05                                              1,497,075
        1,500,000  3.875%, 8/14/09                                              1,469,405
        1,000,000  4.000%, 7/8/11                                                 960,646
        2,000,000  Series EM09, 5.985%, 4/9/09                                  2,125,252
        2,000,000  Series ID10, 6.625%, 11/15/10                                2,198,096
                                                                                ---------
                                                                                8,250,474
Federal Home Loan Mortgage Corporation  (26.5%):                                ---------
        1,500,000  4.260%, 7/19/07                                              1,505,898
        1,000,000  3.250%, 1/28/08                                                976,145
        2,000,000  3.000%, 5/13/08                                              1,929,594
        2,500,000  3.875%, 11/10/08                                             2,463,867
        1,000,000  3.875%, 1/12/09                                                979,828
        1,000,000  4.720%, 5/19/09                                              1,001,976
        1,500,000  4.750%, 12/8/10                                              1,493,624
        1,500,000  4.500%, 12/16/10                                             1,468,535
        2,000,000  6.000%, 6/15/11                                              2,145,203
        2,000,000  4.750%, 10/11/12                                             1,967,950
        1,000,000  4.250%, 5/22/13                                                957,940
        1,500,000  5.162%, 12/16/13                                             1,505,322
        1,000,000  4.500%, 4/2/14                                                 957,909
        2,000,000  5.000%, 11/13/14                                             1,986,600
        3,500,000  5.200%, 3/5/19                                               3,453,747
                                                                                ---------
                                                                               24,794,138
Federal National Mortgage Association  (10.6%):                                ----------
        2,000,000  2.810%, 9/28/06                                              1,965,258
        1,000,000  3.500%, 12/28/06                                               987,992
        2,000,000  3.410%, 8/30/07                                              1,961,948
        2,000,000  5.500%, 7/18/12                                              2,012,496
        1,000,000  5.380%, 10/2/13                                              1,033,033
        2,000,000  4.625%, 10/15/14                                             1,957,954
                                                                                ---------
                                                                                9,918,681
                                                                                ---------
Total U.S. Government Agencies (Cost $47,946,990)                              47,901,742
                                                                               ----------

U.S. Government Mortgage Backed Agencies  (31.3%):
Federal Home Loan Mortgage Corporation  (9.8%):
        1,684,501  Pool # C90699, 5.000%, 8/1/23                                1,666,106
          803,261  Pool # E01184, 6.000%, 8/1/17                                  830,087
          913,730  Pool # G08005, 5.500%, 8/1/34                                  916,713
          822,678  Pool # M80773, 5.000%, 10/1/09                                 829,254
        1,483,006  Series 2555, Class B, 4.250%,                                1,459,571
                   1/15/18
        2,500,000  Series 2571, Class VP, 5.500%,                               2,501,714
                   7/15/21
        1,000,000  Series 2670, Class QP, 4.000%,                                 970,917
                   2/15/27                                                      ---------
                                                                                9,174,362
Federal National Mortgage Association  (16.5%):                                 ---------
        1,654,648  Pool # 254594, 5.500%, 1/1/33                                1,661,289
        1,926,839  Pool # 254759, 4.500%, 6/1/18                                1,887,422
          848,956  Pool # 254911, 5.000%, 10/1/23                                 838,724
        1,898,866  Pool # 255360, 5.000%, 8/1/24                                1,874,672
          467,714  Pool # 647408, 5.000%, 10/1/17                                 468,135
          640,526  Pool # 677002, 5.500%, 1/1/18                                  653,389
        1,941,749  Pool # 685852, 5.500%, 1/1/18                                1,980,741
          994,170  Pool # 806715, 5.500%, 1/1/35                                  996,293
        1,491,917  Pool # 807963, 5.000%, 1/1/35                                1,459,581
        1,155,982  Series 2003-108, Class HA, 5.000%,                           1,158,778
                    1/25/27
        1,840,629  Series 2003-11, Class BA, 5.500%,                            1,854,387
                   8/25/32
          583,281  Series 2003-16, Class CB, 4.000%,                              570,479
                   2/25/33                                                      ---------
                                                                               15,403,890
Government National Mortgage Association  (5.0%):                              ----------
          648,827  Pool # 2699, 6.000%, 1/20/29                                   667,418
          750,083  Pool # 576456, 6.000%, 3/15/32                                 772,166
        1,785,366  Series 2002-70, Class A, 4.000%,                             1,798,666
                   8/20/32
        1,500,000  Series 2003-100, Class VB, 5.500%,                           1,479,159
                   1/20/23                                                      ---------
                                                                                4,717,409
                                                                                ---------
Total U.S. Government Mortgage Backed Agencies (Cost $29,690,491)              29,295,661
                                                                               ----------

U.S. Treasury Notes  (15.3%):
        2,000,000  4.625%, 5/15/06                                              2,023,984
        2,000,000  6.875%, 5/15/06                                              2,072,890
        2,000,000  7.000%, 7/15/06                                              2,084,532
        1,000,000  6.500%, 10/15/06                                             1,041,758
        2,000,000  6.125%, 8/15/07                                              2,102,578
        2,000,000  3.375%, 11/15/08                                             1,955,156
        1,000,000  5.000%, 8/15/11                                              1,038,906
        2,000,000  4.250%, 11/15/14                                             1,958,672
                                                                                ---------
Total U.S. Treasury Notes (Cost $14,099,120)                                   14,278,476
                                                                               ----------

Cash Equivalent  (1.6%):
        1,475,840  Huntington Money Market Fund,                                1,475,840
                   Interfund Shares *                                           ---------
Total Cash Equivalent (Cost $1,475,840)                                         1,475,840
                                                                                ---------



Total Investments (Cost $93,212,441) (a)   -   99.4%                           92,951,719
Other Assets in Excess of Liabilities   -   0.6%                                  595,633
                                                                               ----------
NET ASSETS   -   100.0%                                                $       93,547,352
                                                                               ==========
------------
See Notes to Portfolio of Investments.














Huntington Michigan Tax-Free Fund
Portfolio of Investments                                                   March 31, 2005
(Unaudited)


    Principal            Security
    Amount or Shares    Description                                                 Value

Municipal Bonds  (98.8%):
Michigan  (98.8%):
          $80,000  Alpena, MI, Public Schools, G.O.,                   $           83,922
                   (MBIA Ins), 5.500%, 5/1/09
          135,000  Ann Arbor, MI, Water Supply                                    130,442
                   Systems Revenue, Series Z, (AMBAC
                    Ins), 3.000%, 2/1/11
          195,000  Atherton, MI, Community School                                 215,060
                   District, G.O., 6.000%, 5/1/09
          100,000  Bedford, MI, Public School District,                           103,290
                   G.O., (FSA Ins), 4.650%, 5/1/12
          300,000  Birmingham, MI, Sewer                                          327,783
                   Improvements, G.O., 5.700%,
                   10/1/13
          400,000  Birmingham, MI, Sewer                                          437,704
                   Improvements, G.O., 5.750%,
                   10/1/14
          100,000  Bloomfield Hills, MI, School                                   104,336
                   Improvements, G.O., 5.000%,
                   5/1/11
          100,000  Burton, MI, Water Supply & Sewer                               106,515
                   Revenue, (MBIA Ins), 5.000%,
                   12/1/08
          500,000  Cadillac, MI, Area Public Schools,                             514,460
                   G.O., (FGIC Ins), 5.375%, 5/1/10
          800,000  Caledonia, MI, Community Schools,                              872,287
                   G.O., 5.250%, 5/1/15
          250,000  Canton Charter Township, MI, G.O.,                             267,743
                   (FGIC Ins), 5.250%, 10/1/11
           50,000  Cedar Springs, MI, Public School                                52,099
                   District G.O., 4.800%, 5/1/11
          400,000  Chipewa, MI, Community Schools                                 433,640
                   Building Site, 5.375%, 5/1/17
          135,000  Clarkson, MI, Community Schools                                142,661
                   Refunding, G.O., (AMBAC Ins),
                   5.000%, 5/1/08
          100,000  Coldwater, MI, Water Supply                                    103,253
                   Refunding Revenue, (AMBAC Ins),
                   4.750%, 7/1/10
          300,000  Coopersville, MI, Area Public                                  310,449
                   Schools, G.O., (MBIA Ins), 4.875%,
                   5/1/15
          250,000  Detroit, MI, Downtown Development                              261,503
                   Authority Tax Increment Revenue,
                   Series A, (MBIA Ins), 4.650%, 7/1/10
          150,000  Detroit, MI, Public Improvements,                              157,914
                   Series A, G.O., (FGIC Ins), 5.375%,
                   4/1/11
          300,000  Detroit, MI, School District, G.O.,                            323,160
                   (FGIC Ins), 5.375%, 5/1/15
           50,000  Detroit, MI, Water Supply System                                53,289
                   Revenue, Series A, (MBIA Ins),
                   5.200%, 7/1/08
          235,000  Detroit, MI, Wayne County Stadium                              249,394
                   Authority Revenue, (FGIC Ins),
                   5.500%, 2/1/17
          100,000  East China, MI, School District                                104,892
                   Refunding, G.O., (FGIC Ins), 4.700%,
                    5/1/10
           65,000  Ecorse, MI, Public School District,                             69,261
                   G.O. (FGIC Ins), 5.250%, 5/1/12
          100,000  Ferndale, MI, G.O., (FGIC Ins),                                108,433
                   6.000%, 5/1/08
          500,000  Ferndale, MI, G.O., (FGIC Ins),                                532,519
                   5.250%, 4/1/16
          250,000  Ferris State University, MI,                                   255,730
                   Refunding Revenue (FGIC Ins),
                   5.150%, 10/1/09
          100,000  Forest Hills, MI, Public Schools,                              101,198
                   G.O., 5.200%, 5/1/08
          250,000  Forest Hills, MI, Public Schools,                              268,003
                   G.O., 5.250%, 5/1/13
          400,000  Fowlerville, MI, Community School                              419,976
                   District, G.O., (MBIA Ins), 5.350%,
                   5/1/10
           45,000  Genesee County, MI, Building                                    46,244
                   Authority, G.O. (MBIA Ins), 4.000%,
                   5/1/08
          200,000  Genesee County, MI, Building                                   210,566
                   Authority, G.O., (AMBAC Ins),
                   5.100%, 5/1/14
          500,000  Gibraltar, MI, School District G.O.,                           528,375
                   (MBIA Ins), 5.000%, 5/1/08
          200,000  Godwin Heights, MI, Public Schools,                            217,848
                   G.O., 5.600%, 5/1/14
          100,000  Grand Ledge, MI, Public School                                 103,207
                   District Refunding, G.O., (FSA Ins),
                   4.750%, 5/1/14
           25,000  Grand Rapids, MI, Community                                     26,267
                   College, G.O. (FGIC Ins), 5.100%,
                   5/1/13
          545,000  Grand Rapids, MI, Downtown                                     554,636
                   Development Authority Tax Increment
                    Revenue, (MBIA Ins), 6.600%,
                   6/1/08
          100,000  Grand Rapids, MI, G.O., 5.100%,                                105,375
                   4/1/14
          200,000  Grandville, MI, G.O, 5.150%,                                   208,122
                   5/1/12
          490,000  Greenville, MI, Public Schools                                 507,057
                   Refunding G.O., (FSA Ins), 4.900%,
                   5/1/13
           95,000  Grosse Isle Township, MI, School                                98,675
                   District Refunding, G.O. (FGIC Ins),
                   4.850%, 5/1/12
          500,000  Grosse Isle Township, MI, School                               527,465
                   District Refunding, G.O., (FGIC Ins),
                   5.600%, 5/1/10
          655,000  Holland, MI, Water Supply Systems                              675,428
                   Revenue, Series A, 5.250%, 7/1/12
          200,000  Howell, MI, Public Schools, G.O.,                              214,596
                   5.000%, 5/1/10
          100,000  Hudsonville, MI, Public Schools,                               101,309
                   G.O. (FSA Ins), 3.500%, 5/1/08
          100,000  Hudsonville, MI, Public Schools,                               104,921
                   G.O., (FGIC Ins.), 5.050%, 5/1/12
          140,000  Huron Valley, MI, School District                              146,479
                   Refunding, G.O. (FGIC Ins), 5.000%,
                   5/1/18
          100,000  Huron Valley, MI, School District,                             104,952
                   G.O., (FGIC Ins), 5.350%, 5/1/07
           50,000  Huron Valley, MI, School District,                              52,263
                   G.O., (FGIC Ins), 4.800%, 5/1/13
           80,000  Ingham County, MI, Building                                     81,926
                   Authority Refunding Revenue,
                   (AMBAC Ins), 5.000%, 11/1/16
           50,000  Kalamazoo, MI,  Building Authority                              51,599
                   Revenue, (FSA Ins), 4.400%,
                   10/1/10
          100,000  Kalamazoo, MI, Hospital Finance                                105,193
                   Authority Refunding Revenue, (MBIA
                   Ins), 5.250%, 5/15/18
          450,000  Kelloggsville, MI, Public Schools,                             472,302
                   (FGIC Ins), 5.000%, 5/1/13
          175,000  Kent County, MI, Building Authority,                           182,746
                   G.O., 5.000%, 11/1/09
          250,000  Kent County, MI, Building Authority,                           263,548
                   G.O., 5.000%, 6/1/14
           25,000  Kent County, MI, Building Authority,                            26,081
                   G.O., 4.800%, 6/1/16
          500,000  Lake Shore, MI, Public Schools,                                525,470
                   G.O., (FSA Ins), 5.400%, 5/1/12
           50,000  Lamphere Schools, Madison Heights                               52,147
                   MI, G.O., (FGIC Ins), 5.000%,
                   5/1/15
          250,000  Lansing, MI, Board of Water & Light                            269,533
                   Revenue, Series A, 5.000%, 7/1/15
           75,000  Lansing/Ingham County, MI, Building                             80,106
                    Authority, G.O., 5.125%, 11/1/10
          200,000  Lansing/Ingham County, MI, Building                            213,636
                    Authority, G.O., 5.200%, 11/1/11
          100,000  Livingston County, MI, Water &                                 102,665
                   Sewer Improvements Revenue, (MBIA
                    Ins), 5.000%, 6/1/15
          300,000  Michigan Municipal Bond Authority                              320,529
                   Revenue, Series C, (AMBAC Ins),
                   5.100%, 11/1/15
           75,000  Michigan Municipal Building Authority                           78,874
                    Revenue, 4.800%, 10/1/08
          400,000  Michigan Municipal Building Authority                          416,732
                    Revenue, Series A, 5.100%,
                   10/1/09
           45,000  Michigan Municipal Building                                     47,511
                   Authority, Pollution Control Revenue,
                   5.250%, 10/1/07
           75,000  Michigan Municipal Building                                     80,432
                   Authority, Pollution Control Revenue,
                   6.000%, 10/1/07
          250,000  Michigan Municipal Building                                    283,357
                   Authority, Water Utility Improvements
                    Revenue, 5.875%, 10/1/17
           50,000  Michigan State Building Authority                               55,155
                   Refunding Revenue, Series I (FSA
                   Ins), 5.250%, 10/15/12
          150,000  Michigan State Building Authority                              159,453
                   Refunding Revenue, Series I, (FSA
                   Ins), 5.000%, 10/15/08
          100,000  Michigan State Building Authority                              104,892
                   Revenue, Series I, 4.750%, 10/15/11
          300,000  Michigan State Building Authority                              326,127
                   Revenue, Series I, (AMBAC Ins),
                   6.500%, 10/1/07
          250,000  Michigan State Building Authority                              268,083
                   Revenue, Series I, (AMBAC Ins),
                   5.100%, 10/1/08
           50,000  Michigan State Building Authority                               53,736
                   Revenue, Series I, (AMBAC Ins),
                   5.200%, 10/1/09
           80,000  Michigan State Building Authority                               83,438
                   Revenue, Series I, (MBIA Ins),
                   4.750%, 10/15/12
          600,000  Michigan State Building Authority,                             637,391
                   Facilities Program Refunding
                   Revenue, Series I, 5.125%, 10/15/15
          250,000  Michigan State Building Authority,                             262,330
                   Facilities Program Refunding
                   Revenue, Series III, 5.000%,
                   10/15/07
          780,000  Michigan State Building Authority,                             826,893
                   Facilities Program Revenue, Series II,
                    5.000%, 10/15/14
          200,000  Michigan State Certificate                                     211,610
                   Participation, New Center
                   Development, Inc., (MBIA Ins),
                   5.500%, 9/1/07
          300,000  Michigan State Comprehensive                                   312,195
                   Transit Refunding Revenue, Series A,
                    (MBIA Ins), 5.250%, 8/1/12
          610,000  Michigan State Comprehensive                                   642,049
                   Transit Revenue, Series A, (MBIA
                   Ins), 5.000%, 11/1/10
          125,000  Michigan State Environmental                                   127,654
                   Protection Unrefunded, G.O., 4.875%,
                    11/1/07
          100,000  Michigan State Highway                                         104,840
                   Improvements Revenue, Series A,
                   (FGIC Ins), 5.250%, 11/1/07
           45,000  Michigan State Hospital Finance                                 47,683
                   Authority, 5.000%, 8/15/13
           10,000  Michigan State Hospital Finance                                 11,117
                   Authority Refunding Revenue, Series
                   A (MBIA Ins), 6.000%, 5/15/14
          100,000  Michigan State Hospital Finance                                105,572
                   Authority Revenue (AMBAC Ins),
                   5.500%, 1/1/16
           10,000  Michigan State Hospital Financing                               10,668
                   Authority Revenue, (AMBAC Ins),
                   5.750%, 5/15/16
          250,000  Michigan State School                                          260,440
                   Improvements, G.O., 4.800%,
                   12/1/11
          365,000  Michigan State Underground Storage                             379,585
                   Tank Financial Assurance Authority,
                   (AMBAC Ins), 5.500%, 5/1/09
          370,000  Montrose Township, MI, Public                                  388,478
                   Schools, G.O., (MBIA Ins), 5.350%,
                   5/1/10
          100,000  Muskegon County, MI, Building                                  104,410
                   Authority Refunding, G.O., (AMBAC
                   Ins), 4.625%, 9/1/13
           50,000  Newaygo, MI, Public Schools, G.O.,                              55,098
                   (Q-SBLF Ins), 5.500%, 5/1/13
           80,000  Northwestern, MI, Community                                     86,728
                   College Refunding, G.O. (FGIC Ins),
                   5.300%, 4/1/12
          150,000  Novi, MI, Community School                                     158,433
                   District, G.O., 5.125%, 5/1/18
           50,000  Oakland County, MI, Sewer                                       51,424
                   Improvements Refunding, G.O.,
                   4.950%, 10/1/09
           75,000  Onsted, MI, Community Schools,                                  78,596
                   G.O., (MBIA Ins), 5.250%, 5/1/17
           55,000  Ottawa County, MI, Holland                                      56,985
                   Township Water Supply, G.O.,
                   5.500%, 8/1/06
          500,000  Paw Paw, MI, Public School District,                           560,889
                   G.O., (FGIC Ins), 6.500%, 5/1/09
          100,000  Pinckney, MI, Community Schools,                               105,293
                   G.O., (FGIC Ins), 5.500%, 5/1/12
          200,000  Portage, MI, Building Authority,                               209,912
                   G.O., 5.450%, 7/1/09
          250,000  Portage, MI, Public Schools, G.O.,                             256,160
                   (FSA Ins), 4.500%, 5/1/14
          200,000  Potterville, MI, Public Schools, G.O.,                         217,726
                    (FSA Ins), 5.550%, 5/1/14
          100,000  Reeths-Puffer, MI, Schools                                     102,936
                   Refunding, G.O., (FGIC Ins), 4.850%,
                   5/1/12
          150,000  Reeths-Puffer, MI, Schools, G.O.,                              154,142
                   (FGIC Ins), 5.250%, 5/1/12
          490,000  Romeo, MI, Community School                                    534,275
                   District, G.O., 5.250%, 5/1/15
          640,000  Saginaw Valley State University, MI,                           679,020
                   Revenue, (AMBAC Ins), 5.000%,
                   7/1/12
           65,000  South Lyon, MI, Community                                       67,491
                   Schools, G.O., 4.250%, 5/1/10
          100,000  South Lyon, MI, Community                                      102,881
                   Schools, G.O., (FGIC Ins), 5.375%,
                   5/1/06
          500,000  South Macomb, MI, Disposal                                     540,165
                   Authority Revenue, (AMBAC Ins),
                   5.375%, 9/1/12
          200,000  Sterling Heights, MI, Building                                 215,796
                   Authority, G.O., (FGIC Ins), 5.600%,
                   10/1/13
           50,000  Sterling Heights, MI, Public                                    51,819
                   Improvements, G.O., 5.250%,
                   10/1/06
          225,000  Tecumseh, MI, Public Schools, G.O.,                            242,258
                   5.300%, 5/1/16
           40,000  Three Rivers, MI, Community                                     41,392
                   Schools, G.O., (FSA Ins), 4.900%,
                   5/1/13
          120,000  Traverse City, MI, Area Public                                 130,498
                   Schools, G.O., (FGIC Ins), 7.250%,
                   5/1/07
          100,000  Unionville-Sebewaing, MI, Area                                 104,253
                   School District, G.O., 5.000%,
                   5/1/07
          300,000  University of Michigan Refunding                               318,324
                   Revenue, Series A-1, 5.250%,
                   12/1/10
          200,000  Van Buren County, MI, Public                                   205,428
                   Schools, G.O., (AMBAC Ins), 4.750%,
                   5/1/16
          500,000  Van Buren County, MI, Sewage                                   524,310
                   Disposal, G.O., (AMBAC Ins),
                   5.000%, 5/1/16
          200,000  Waterford, MI, School District                                 204,732
                   Refunding, G.O., 5.000%, 6/1/14
           50,000  Wayne County, MI, Community                                     52,272
                   Schools, G.O., 5.125%, 5/1/09
           50,000  Wayne County, MI, G.O., 5.200%,                                 53,844
                   10/1/12
          125,000  Wayne County, MI, G.O., 5.250%,                                130,860
                   6/1/16
          750,000  Wayne County, MI, Public                                       803,489
                   Improvements, Series A, G.O.,
                   5.250%, 10/1/12
           15,000  Wayne County, MI, Wayne                                         16,176
                   Community College, G.O., (AMBAC
                   Ins), 5.350%, 7/1/13
          350,000  Wayne County, MI, Westland                                     365,904
                   Community Schools, G.O., 5.125%,
                   5/1/11
          150,000  Wayne County, MI, Westland                                     156,816
                   Community Schools, G.O., (FSA Ins),
                   5.125%, 5/1/14
          100,000  Wayne State University, MI,                                    108,288
                   Revenue (FGIC Ins), 5.375%,
                   11/15/13
          500,000  Wayne State University, MI,                                    527,965
                   University & College Improvements
                   Revenue, (FGIC Ins), 4.750%,
                   11/15/08
          250,000  Wayne-Westland, MI, Community                                  261,360
                   Schools, G.O., (FSA Ins), 5.125%,
                   5/1/15
          110,000  West Branch Rose City, MI, Area                                115,502
                   School District, G.O., 5.375%,
                   5/1/07
          355,000  West Ottawa, MI, Public School                                 373,084
                   District, Prefunded, G.O., (FGIC Ins),
                   5.400%, 5/1/09
          145,000  West Ottawa, MI, Public School                                 151,819
                   District, Unrefunded, G.O., (FGIC
                   Ins), 5.400%, 5/1/09
           60,000  West Ottawa, MI, Public School                                  62,888
                   District, Unrefunded, G.O., (FGIC
                   Ins), 5.600%, 5/1/11
           75,000  Western Michigan University                                     78,296
                   Refunding Revenue, (FGIC Ins),
                   5.000%, 11/15/11
          550,000  Western Ottawa, MI, Public School                              608,046
                   District Refunding, G.O., Series A,
                   5.375%, 5/1/13
          200,000  Western Township, MI, Utilities                                214,608
                   Refunding, G.O. Series A (MBIA Ins),
                   5.250%, 1/1/12
          250,000  Whiteford, MI, Agricultural School                             263,490
                   District, G.O., 5.000%, 5/1/15
           85,000  Wyandotte, MI, Electric Utility                                 91,468
                   Refunding Revenue, (MBIA Ins),
                   5.375%, 10/1/13
           60,000  Wyoming, MI, Public Improvements,                               64,229
                   G.O., (FGIC Ins), 5.250%, 5/1/11
          100,000  Wyoming, MI, Public Schools, G.O.,                             105,911
                   (FGIC Ins), 5.050%, 5/1/11                                   ---------
                                                                               31,446,166
                                                                               ----------
Total Municipal Bonds (Cost $31,096,883)                                       31,446,166
                                                                               ----------

Cash Equivalent  (1.6%):
          507,779  Fidelity Institutional Tax-Exempt                              507,779
                   Fund                                                           -------
Total Cash Equivalent (Cost $507,779)                                             507,779
                                                                                  -------



Total Investments (Cost $31,604,662) (a)   -   100.4%                          31,953,945
Liabilities in Excess of Other Assets   -   (0.4)%                              (136,110)
                                                                               ----------
NET ASSETS   -   100.0%                                                $       31,817,835
                                                                               ==========
------------
See Notes to Portfolio of Investments.














Huntington Mortgage Securities Fund
Portfolio of Investments                                                   March 31, 2005
(Unaudited)
        Principal
         Amount
           or      Security
         Shares   Description                                                      Value

U.S. Government Mortgage Backed Agencies  (84.0%):
Federal Home Loan Mortgage Corporation  (27.5%):
       $1,777,633  Pool # A15284, 5.500%, 10/1/33                      $        1,786,073
          637,916  Pool # C00730, 6.000%, 3/1/29                                  654,923
          227,191  Pool # C90237, 6.500%, 11/1/18                                 237,144
        1,438,408  Pool # C90859, 5.500%, 10/1/24                               1,453,765
        1,827,461  Pool # G08005, 5.500%, 8/1/34                                1,833,996
          869,039  Pool # M80927, 5.000%, 7/1/11                                  876,131
          413,628  REMIC Series 2399, Class EC,                                   420,084
                   5.500%, 1/15/09
        2,000,000  REMIC Series 2481, Class PE,                                 2,055,125
                   6.000%, 4/15/31
        1,000,000  REMIC Series 2543, Class PQ,                                 1,016,955
                   5.500%, 4/15/22
        2,000,000  REMIC Series 2553, Class AE,                                 2,042,849
                   5.500%, 9/15/29
          536,912  REMIC Series 2584, Class LE,                                   512,167
                   4.000%, 12/15/13
        1,000,000  Series 2552, Class NM, 5.000%,                               1,007,385
                   11/15/26
        1,000,000  Series 2571, Class VP, 5.500%,                               1,001,310
                   7/15/21
        1,000,000  Series 2672, Class GH, 5.500%,                               1,006,440
                   8/15/31
        2,000,000  Series 2780, Class QC, 4.500%,                               1,976,035
                   3/15/17                                                     ----------
                                                                               17,880,382
Federal National Mortgage Association  (50.5%):                                ----------
        1,563,556  Pool # 254442, 5.500%, 9/1/17                                1,595,443
          880,491  Pool # 254486, 5.000%, 9/1/17                                  881,557
        1,111,509  Pool # 254720, 4.500%, 5/1/18                                1,089,118
        1,156,103  Pool # 254759, 4.500%, 6/1/18                                1,132,815
        1,563,011  Pool # 254802, 4.500%, 7/1/18                                1,531,525
        1,208,722  Pool # 254831, 5.000%, 8/1/23                                1,194,532
        2,460,189  Pool # 254908, 5.000%, 9/1/23                                2,431,306
        2,238,002  Pool # 254911, 5.000%, 10/1/23                               2,211,728
          943,687  Pool # 255320, 5.000%, 7/1/24                                  931,958
          394,795  Pool # 602879, 6.000%, 11/1/31                                 404,179
          978,700  Pool # 663808, 5.000%, 11/1/17                                 979,886
        1,430,016  Pool # 684488, 5.000%, 12/1/17                               1,431,748
        1,547,372  Pool # 693256, 5.000%, 4/1/18                                1,548,699
        2,567,901  Pool # 729535, 5.500%, 7/1/33                                2,577,205
          565,313  Pool # 748422, 6.000%, 8/1/33                                  578,162
          994,170  Pool # 806715, 5.500%, 1/1/35                                  996,604
          994,611  Pool # 807963, 5.000%, 1/1/35                                  973,365
          119,048  Pool # E65142, 6.500%, 7/1/11                                  124,534
        2,000,000  REMIC Series 2003-83, Class TJ,                              1,912,504
                   4.500%, 9/25/18
          672,152  Series 1994-23, Class PK, 6.000%,                              690,201
                   5/25/10
        1,265,846  Series 2003-38, Class TC, 5.000%,                            1,262,663
                   3/25/23
        1,328,056  Series 2004-21, Class NA, 5.500%,                            1,319,669
                   4/25/34
        2,000,000  Series 2004-45, Class NC, 5.500%,                            2,031,719
                   11/25/28
        2,126,562  Series 2004-45, Class VD, 4.500%,                            2,059,711
                   3/25/18, 4.500%, 3/25/18
        1,091,000  Series 2847, Class NC, 4.000%,                               1,069,710
                   1/15/24, 4.000%, 1/15/24                                    ----------
                                                                               32,960,541
Government National Mortgage Association  (6.0%):                              ----------
            3,168  Pool # 328651, 8.500%, 5/15/07                                   3,316
        3,421,892  Pool # 3637, 5.500%, 11/20/34                                3,452,887
          424,091  REMIC Series 2002-13, Class KC,                                425,403
                   6.000%, 7/16/30                                              ---------
                                                                                3,881,606
                                                                               ----------
Total U.S. Government Mortgage Backed Agencies (Cost $55,355,124)              54,722,529
                                                                               ----------

Common Stocks  (8.7%):
Real Estate Investment Trusts  (8.7%):
            4,700  Acadia Realty Trust                                             75,576
            3,400  Alexandria Real Estate Equities,                               218,892
                   Inc.
            3,400  Boston Properties, Inc.                                        204,782
            7,000  Brandywine Realty Trust                                        198,800
            2,000  Camden Property Trust                                           94,060
            3,000  Capital Automotive Real Estate                                  99,360
                   Investment Trust, Inc.
              889  Catellus Development Corp.                                      23,692
            3,000  CBL & Associates Properties, Inc.                              214,530
            4,200  CenterPoint Properties Corp.                                   172,200
            4,200  Developers Diversified Realty                                  166,950
                   Corp.
            5,000  Duke Realty Corp.                                              149,250
            1,500  EastGroup Properties, Inc.                                      56,550
            1,700  Equity Office Properties Trust                                  51,221
            5,000  Equity Residential Properties Trust                            161,050
            3,000  Essex Property Trust, Inc.                                     206,820
            2,100  General Growth Properties                                       71,610
              800  Getty Realty Corp.                                              20,440
            3,000  Health Care Property Investors,                                 70,410
                   Inc.
            3,500  Healthcare Realty Trust, Inc.                                  127,540
            4,200  Heritage Property Investment                                   124,656
            3,700  Home Properties, Inc.                                          143,560
            4,600  Hospitality Properties Trust                                   185,748
            3,800  Kimco Realty Corp.                                             204,820
            2,100  Kramont Realty Trust                                            49,140
            4,000  Mack-Cali Realty Corp.                                         169,400
            3,700  Mills Corp.                                                    195,730
            1,000  New Plan Excel Realty Trust                                     25,110
            2,500  Parkway Properties, Inc.                                       116,750
            4,200  Pennsylvania Real Estate                                       169,344
                   Investment Trust
            5,000  Prologis Trust                                                 185,500
            4,200  Public Storage, Inc.                                           239,148
            3,100  Regency Centers Corp.                                          147,653
            2,500  Shurgard Storage Centers, Inc.,                                102,450
                   Class A
            3,400  Simon Property Group, Inc.                                     205,972
            3,800  SL Green Realty Corp.                                          213,636
            1,100  The Macerich Co.                                                58,608
            5,900  United Dominion Realty Trust, Inc.                             123,133
            3,900  Ventas, Inc.                                                    97,344
            2,800  Vornado Realty Trust                                           193,956
            5,000  Washington Real Estate Investment                              143,750
                   Trust
            5,000  Weingarten Realty Investors                                    172,550
                                                                                  -------
Total Common Stocks (Cost $3,719,997)                                           5,651,691
                                                                                ---------

U.S. Government Agencies  (5.3%):
Federal Home Loan Bank  (1.5%):
        1,000,000  2.710%, 4/27/05                                                998,068
                                                                                  -------
Federal Home Loan Mortgage Corporation  (2.3%):
          500,000  3.650%, 1/23/08                                                493,587
          500,000  4.750%, 10/11/12                                               492,757
          500,000  4.500%, 4/2/14                                                 479,827
                                                                                  -------
                                                                                1,466,171
Federal National Mortgage Association  (1.5%):                                  ---------
        1,000,000  2.875%, 5/19/08                                                960,093
                                                                                  -------
Total U.S. Government Agencies (Cost $3,487,255)                                3,424,332
                                                                                ---------

Cash Equivalent  (1.6%):
        1,035,015  Huntington Money Market Fund,                                1,035,015
                   Interfund Shares *                                           ---------
Total Cash Equivalent (Cost $1,035,015)                                         1,035,015
                                                                                ---------



Total Investments (Cost $63,597,391) (a)   -   99.6%                           64,833,567
Other Assets in Excess of Liabilities   -   0.4%                                  250,564
                                                                               ----------
NET ASSETS   -   100.0%                                                $       65,084,131
                                                                               ==========
------------

See Notes to Portfolio of Investments.
















Huntington Ohio Tax-Free Fund
Portfolio of Investments                                                   March 31, 2005
(Unaudited)


        Principal      Security
    Amount or Shares   Description                                                 Value

Municipal Bonds  (99.3%):
Ohio  (98.6%):
         $500,000  Akron, OH, G.O., Series 2, 5.300%,                  $          526,115
                   12/1/11
           70,000  Akron, OH, Pension Funding                                      76,243
                   Refunding Revenue, (AMBAC Ins),
                   5.250%, 12/1/18
          375,000  Avon Lake, OH, Water System                                    409,223
                   Revenue, Series A, (AMBAC Ins),
                   5.500%, 10/1/15
          500,000  Bay Village, OH, City School                                   539,990
                   District, G.O., 5.250%, 12/1/16
          500,000  Butler County, OH, G.O., (AMBAC                                526,920
                   Ins), 5.000%, 12/1/12
          100,000  Butler County, OH, Public                                      105,393
                   Improvements, G.O., (AMBAC Ins),
                   5.450%, 12/1/16
          315,000  Butler County, OH, Transportation                              332,498
                   Improvement Revenue, Series A,
                   5.125%, 4/1/17
          420,000  Canton, OH, School District, G.O.,                             461,567
                   (MBIA Ins), 5.350%, 12/1/15
          500,000  Chagrin Falls, OH, Exempt Village                              532,665
                   School District, G.O., Series 2,
                   5.100%, 12/1/10
          260,000  Chagrin Falls, OH, Exempt Village                              276,325
                   School District, Series 2, G.O.,
                   5.000%, 12/1/09
           75,000  Cincinnati, OH, City School District,                           79,886
                   G.O., (MBIA Ins), 5.000%, 12/1/08
          150,000  Cincinnati, OH, Public                                         159,704
                   Improvements, G.O., 5.000%,
                   12/1/12
          525,000  Cincinnati, OH, Public                                         552,395
                   Improvements, G.O., 5.000%,
                   12/1/15
          150,000  Cincinnati, OH, Water System                                   164,994
                   Revenue, 5.500%, 12/1/12
          205,000  Clermont County, OH, Refunding                                 219,817
                   Revenue, Mercy Health System,
                   Series B, (AMBAC Ins), 5.625%,
                   9/1/16
          150,000  Cleveland, OH, G.O., (FGIC Ins),                               165,632
                   5.500%, 11/15/13
           85,000  Cleveland, OH, G.O., (MBIA Ins)                                 94,874
                   (Various Purposes), 5.500%, 12/1/13
          240,000  Cleveland, OH, Parking Facilities                              253,118
                   Refunding Revenue, (MBIA Ins),
                   5.375%, 9/15/12
          180,000  Cleveland, OH, Public Power                                    190,159
                   System Refunding Revenue, Series
                   1, (MBIA Ins), 5.250%, 11/15/16
          200,000  Cleveland, OH, Refunding Public                                214,624
                   Improvements, G.O., (MBIA Ins),
                   5.500%, 8/1/09
          200,000  Cleveland, OH, Waterworks                                      212,222
                   Refunding Revenue, Series I, (FSA
                   Ins), 5.250%, 1/1/11
        1,600,000  Cleveland, OH, Waterworks                                    1,718,735
                   Refunding Revenue, Series I, (FSA
                   Ins), 5.250%, 1/1/12
        1,190,000  Cleveland, OH, Waterworks                                    1,262,721
                   Refunding Revenue, Series I, (FSA
                   Ins), 5.250%, 1/1/13
        1,250,000  Cleveland, OH, Waterworks                                    1,313,549
                   Refunding Revenue, Series I, (FSA
                   Ins), 5.000%, 1/1/16
          115,000  Cleveland, OH, Waterworks                                      119,649
                   Refunding Revenue, Series I, (FSA
                   Ins), 5.000%, 1/1/17
          100,000  Columbus State Community                                       107,096
                   College, University & College
                   Improvements Revenue, (AMBAC
                   Ins), 5.500%, 12/1/10
          160,000  Columbus, OH, G.O., Series 1,                                  175,152
                   5.500%, 11/15/09
          350,000  Columbus, OH, G.O., Series 2,                                  382,277
                   5.750%, 6/15/09
          600,000  Columbus, OH, Police/Fireman                                   633,348
                   Disability, G.O., 5.000%, 7/15/13
        2,000,000  Columbus, OH, Public Improvement,                            2,158,479
                   G.O., Series 2, 5.000%, 6/15/12
          560,000  Columbus, OH, Public                                           590,922
                   Improvements, Series 1, G.O.,
                   5.000%, 6/15/12
           75,000  Columbus, OH, Sewer Refunding                                   78,345
                   Revenue, 5.000%, 6/1/07
           53,600  Columbus, OH, Special                                           54,916
                   Assessment, 5.700%, 7/15/06
           50,000  Columbus, OH, University & College                              54,194
                   Improvements Revenue, (AMBAC
                   Ins), 6.000%, 12/1/08
          175,000  Columbus, OH, Water System                                     183,864
                   Refunding Revenue, 5.000%,
                   11/1/07
          370,000  Cuyahoga County, OH, Correctional                              387,779
                   Facilities Improvements, G.O.,
                   5.000%, 12/1/17
          500,000  Cuyahoga County, OH, G.O.,                                     518,130
                   5.200%, 11/15/09
          100,000  Cuyahoga County, OH, Hospital                                  103,897
                   Refunding Revenue, Series B, (MBIA
                   Ins), 5.500%, 1/15/16
          500,000  Cuyahoga County, OH, Hospital                                  536,745
                   Revenue, Walker Center, Series I,
                   5.250%, 1/1/13
          500,000  Dayton, OH, G.O., (MBIA Ins),                                  530,440
                   5.000%, 12/1/12
          435,000  Delaware County, OH, G.O.,                                     462,440
                   5.000%, 12/1/18
          250,000  Dover, OH, Municipal Electric                                  257,298
                   System Revenue, (FGIC Ins),
                   5.500%, 12/1/07
          205,000  Dublin, OH, Various Purposes, G.O.,                            231,527
                   Series A, 6.000%, 12/1/15
          500,000  Euclid, OH, G.O., 5.300%, 12/1/07                              518,430
          500,000  Euclid, OH, G.O., 5.450%, 12/1/08                              518,915
          500,000  Euclid, OH, G.O., 5.000%, 12/1/12                              529,555
          205,000  Fairlawn, OH, G.O., 5.750%,                                    208,122
                   12/1/13
          305,000  Franklin County, OH, G.O., 6.000%,                             312,134
                   9/1/06
          500,000  Franklin County, OH, Hospital                                  527,530
                   Facility Authority Refunding
                   Revenue, 5.800%, 11/1/10
          125,000  Franklin County, OH, Public                                    131,486
                   Improvements, G.O., 5.500%,
                   12/1/14
          200,000  Franklin County, OH, Refunding,                                216,854
                   G.O., 5.375%, 12/1/20
          300,000  Greene County, OH, Water                                       327,327
                   Systems Revenue, Series A, (FGIC
                   Ins), 5.750%, 12/1/09
          250,000  Hamilton County, OH,  Sewer                                    265,698
                   Improvement Revenue, 5.000%,
                   12/1/14
        1,795,000  Hamilton County, OH, G.O.,                                   1,905,338
                   5.250%, 12/1/15
          150,000  Hamilton County, OH, Sales Tax                                 166,094
                   Revenue, Series B, (AMBAC Ins),
                   5.750%, 12/1/12
          120,000  Hamilton County, OH, Sewer                                     127,535
                   System Revenue, 5.000%, 12/1/13
          250,000  Hancock County, OH, Public                                     265,153
                   Improvements, G.O., 5.450%,
                   12/1/17
          315,000  Hancock County, OH, Refunding &                                323,625
                   Improvement Revenue, G.O.,
                   5.200%, 12/1/08
          170,000  Hilliard, OH, G.O., 5.350%, 12/1/06                            174,493
          180,000  Hilliard, OH, G.O., 5.500%, 12/1/07                            185,278
          250,000  Hudson City, OH, Recreational                                  266,443
                   Facilities Improvements, G.O.,
                   5.000%, 12/1/14
          500,000  Kent State University, OH,                                     528,180
                   Revenue, (MBIA Ins), 5.300%,
                   5/1/10
           50,000  Kent State University, Series A,                                52,576
                   5.000%, 5/1/18
          100,000  Lakewood, OH, Sewer Systems                                    103,928
                   Refunding, G.O., Series B, 5.550%,
                   12/1/08
          200,000  Lakota, OH,  Local School District,                            226,012
                   G.O., (AMBAC Ins), 7.000%, 12/1/08
          150,000  London, OH, City School District,                              165,141
                   G.O., 5.500%, 12/1/14
          300,000  Lorain County, Hospital Revenue,                               322,047
                   5.625%, 9/1/14
          500,000  Lorain County, OH, Revenue,                                    542,510
                   Catholic Healthcare Partners, Series
                   B, (MBIA Ins), 6.000%, 9/1/08
          100,000  Lorain, OH, Water Authority                                    107,539
                   Revenue, (AMBAC Ins), 5.100%,
                   10/1/09
          500,000  Lucas County, OH, G.O., 5.400%,                                519,190
                   12/1/15
           50,000  Lucas County, OH, G.O., (AMBAC                                  53,022
                   Ins), 5.375%, 12/1/11
          205,000  Lucas County, OH, Juvenile                                     217,702
                   Justice, G.O., (FGIC Ins), 5.750%,
                   11/15/11
          500,000  Mahoning County, OH, Sewer                                     538,280
                   Systems, Refunding Revenue,
                   (AMBAC Ins), 5.200%, 12/1/14
          100,000  Mansfield, OH, City School District,                           107,481
                   G.O., (MBIA Ins) (Various), 5.350%,
                   12/1/14
        1,010,000  Marysville Exempt Village School                             1,100,970
                   District, GO, 5.250%, 12/1/16
          500,000  Mason, OH, City School District,                               536,045
                   G.O., 5.150%, 12/1/12
          175,000  Medina, OH, City School District,                              184,984
                   G.O., (FGIC Ins), 4.850%, 12/1/10
           70,000  Medina, OH, City School District,                               74,581
                   G.O., (FGIC Ins), 5.125%, 12/1/19
          300,000  Mentor, OH, Public Improvements,                               316,824
                   G.O., 5.250%, 12/1/10
          250,000  Miami County, OH, G.O., 4.875%,                                263,260
                   12/1/10
          200,000  Middleburg Heights, OH, Hospital                               216,850
                   Refunding Revenue, Southwest
                   General Health Center, 5.625%,
                   8/15/15
          500,000  Montgomery County, OH, G.O.,                                   531,345
                   5.400%, 12/1/11
          100,000  Montgomery County, OH, Public                                  110,368
                   Improvements, G.O., 5.500%,
                   12/1/11
           50,000  Montgomery County, OH, Public                                   54,866
                   Improvements, G.O., 5.500%,
                   12/1/13
          100,000  Montgomery County, OH, Solid                                   103,675
                   Waste Revenue, (MBIA Ins), 5.500%,
                   11/1/10
          100,000  Muskingum County, OH, Hospital                                 105,580
                   Facilities Refunding Revenue,
                   Bethesda Hospital Association,
                   (Connie Lee Ins), 5.400%, 12/1/16
          250,000  Muskingum County, OH, Refunding                                265,008
                   & Improvement Revenue, Bethesda
                   Care System, (Connie Lee Ins),
                   5.350%, 12/1/07
          100,000  North Olmsted, OH, Public                                      108,565
                   Improvements Refunding, G.O.,
                   (FGIC Ins), 5.250%, 12/1/11
          100,000  North Olmsted, OH, Public                                      109,407
                   Improvements Refunding, G.O.,
                   (FGIC Ins), 5.500%, 12/1/12
          100,000  North Olmsted, OH, Public                                      104,914
                   Improvements, G.O., (AMBAC Ins),
                   5.000%, 12/1/16
          400,000  Northeast, OH, Regional Sewer                                  411,212
                   District Refunding Revenue (AMBAC
                   Ins), 5.500%, 11/15/12
          235,000  Norwalk, OH, Refunding, G.O.,                                  246,069
                   5.550%, 4/1/09
          250,000  Norwalk, OH, Refunding, G.O.,                                  261,895
                   5.600%, 4/1/10
          300,000  Norwalk, OH, Refunding, G.O.,                                  314,454
                   5.900%, 4/1/15
        1,500,000  Ohio State Building Authority                                1,637,339
                   Facilities Revenue, Administration
                   Building, Series A, 5.250%, 10/1/11
          420,000  Ohio State Building Authority                                  460,631
                   Facilities Revenue, Administration
                   Building, Series A, 5.375%, 10/1/12
        1,020,000  Ohio State Building Authority                                1,108,873
                   Facilities Revenue, Administration
                   Building, Series A, 5.375%, 10/1/14
           75,000  Ohio State Building Authority Sports                            80,819
                   Facilities Revenue, 5.250%, 10/1/13
           70,000  Ohio State Building Authority Sports                            74,687
                   Facilities Revenue, (FSA Ins),
                   5.200%, 10/1/09
          300,000  Ohio State Building Authority Sports                           321,483
                   Facilities Revenue, (FSA Ins),
                   5.375%, 10/1/11
          300,000  Ohio State Building Authority State                            329,022
                   Facilities Revenue, Administration
                   Building, Series A, 5.375%, 10/1/13
          400,000  Ohio State Building Authority State                            437,132
                   Facilities Revenue, Adult Correctional,
                   Series A, 5.500%, 10/1/09
          200,000  Ohio State Building Authority State                            220,384
                   Facilities Revenue, Adult Correctional,
                   Series A, 5.500%, 10/1/13
          135,000  Ohio State Building Authority State                            148,759
                   Facilities Revenue, Adult Correctional,
                   Series A, 5.500%, 10/1/15
          100,000  Ohio State Building Authority State                            105,994
                   Facilities Revenue, Highway Safety
                   Building, Series A, 5.375%, 10/1/11
          300,000  Ohio State Building Authority State                            323,394
                   Facilities Revenue, Juvenile
                   Correctional, 5.250%, 10/1/10
          500,000  Ohio State Building Authority State                            550,960
                   Facilities Revenue, Series A, (FSA
                   Ins), 5.500%, 10/1/12
          140,000  Ohio State Community Schools,                                  148,326
                   G.O., Series B, 5.000%, 9/15/18
          200,000  Ohio State Higher Education Capital                            221,746
                   Facilities, G.O., Series B, 5.625%,
                   5/1/15
          190,000  Ohio State Higher Education Capital                            207,809
                   Facilities, G.O., Series II-A, 5.500%,
                   12/1/09
        1,000,000  Ohio State Higher Education                                  1,054,929
                   Facilities Revenue, Case Western
                   Reserve University, 5.000%,
                   10/1/11
          200,000  Ohio State Higher Education, Capital                           217,392
                   Facilities, G.O., Series A, 5.375%,
                   2/1/15
          335,000  Ohio State Higher Education, G.O.,                             357,579
                   Series A, 5.000%, 5/1/09
          300,000  Ohio State Higher Educational                                  319,239
                   Facilities Revenue, Xavier University,
                   (MBIA Ins), 5.350%, 5/15/12
           25,000  Ohio State Highway Improvements                                 26,121
                   Revenue, 5.000%, 2/15/17
          400,000  Ohio State Infrastructure                                      427,140
                   Improvement Refunding, G.O., Series
                   R, 5.250%, 8/1/12
           50,000  Ohio State Mental Health Capital                                52,926
                   Facilities Revenue, Series II-A,
                   5.000%, 6/1/08
          175,000  Ohio State Public Facilities                                   186,769
                   Commission Revenue, Higher
                   Education Capital Facilities, Series
                   II-A, 5.000%, 11/1/12
          100,000  Ohio State Turnpike Commission                                 107,047
                   Revenue, Series B, (FGIC Ins),
                   5.250%, 2/15/12
          500,000  Ohio State University General                                  538,770
                   Receipts Revenue, Series A, 5.100%,
                   12/1/10
          100,000  Ohio State University General                                  107,637
                   Receipts Revenue, Series A, 5.125%,
                   12/1/11
          900,000  Ohio State Water Development                                   956,511
                   Authority Pollution Control Facilities
                   Revenue, (MBIA Ins), 5.000%,
                   12/1/14
        1,000,000  Ohio State Water Development                                 1,062,790
                   Authority Pollution Control Facilities
                   Revenue, (MBIA Ins), 5.000%,
                   6/1/15
          100,000  Ohio State Water Development                                   106,279
                   Authority Pollution Control Facilities
                   Revenue, (MBIA Ins), 5.000%,
                   12/1/15
          100,000  Ohio State Water Development                                   106,279
                   Authority Pollution Control Facilities
                   Revenue, (MBIA Ins), 5.000%,
                   6/1/16
           30,000  Ohio State Water Development                                    32,831
                   Authority Refunding Revenue,
                   5.250%, 6/1/11
          170,000  Ohio State Water Development                                   170,823
                   Authority Revenue, (AMBAC Ins),
                   6.000%, 12/1/08
          300,000  Ohio State Water Development                                   322,896
                   Authority Revenue, (FSA Ins),
                   5.250%, 12/1/11
          100,000  Ohio State Water Development                                   105,568
                   Authority Revenue, (MBIA Ins),
                   5.000%, 12/1/09
          150,000  Ohio State Water Development                                   160,323
                   Authority Revenue, Fresh Water
                   Series, (FSA Ins), 5.250%, 12/1/10
          745,000  Ohio State Water Development                                   796,293
                   Authority Revenue, Public
                   Improvements, (FSA Ins), 5.000%,
                   6/1/14
          210,000  Ohio State Water Development                                   224,952
                   Authority, Community Assistance,
                   (AMBAC Ins), 5.250%, 12/1/17
          975,000  Ohio State Water Development                                 1,042,128
                   Authority, Sewer System
                   Improvements Revenue, (FSA Ins),
                   5.000%, 6/1/15
          250,000  Plain, OH, Local School District,                              279,620
                   G.O., (FGIC Ins), 5.700%, 12/1/14
           55,000  Portage County, OH, Hospital                                    57,135
                   Revenue, 5.800%, 11/15/15
          100,000  Portage County, OH, Public                                     107,120
                   Improvements, G.O., (MBIA Ins),
                   5.250%, 12/1/17
          100,000  River Valley Ohio Local School                                 108,080
                   Distric, GO, 5.250%, 11/1/16
          500,000  Solon, OH, G.O., 5.250%, 12/1/07                               514,220
          500,000  Springboro, OH, Community School                               523,940
                   District Refunding, G.O., (AMBAC
                   Ins), 5.250%, 12/1/16
          130,000  Springfield, OH, G.O., (FGIC Ins),                             141,608
                   5.500%, 12/1/17
          100,000  State Higher Educational Facility                              105,889
                   Revenue, University of Dayton,
                   5.200%, 12/1/10
          250,000  Stow, OH, Public Improvements,                                 261,398
                   G.O., (MBIA Ins), 6.150%, 12/1/15
           55,000  Strongsville, OH, G.O., 6.700%,                                 59,373
                   12/1/11
          250,000  Summit County, OH, Public                                      263,460
                   Improvements, G.O., Series A, (FGIC
                   Ins), 5.000%, 12/1/12
          235,000  Swanton, OH, Local School Disctrict,                           249,772
                   School Improvement, G.O.,  (FGIC
                   Ins), 4.900%, 12/1/15
          500,000  Teays Valley, OH, Local School                                 532,990
                   District, School Facilities Construction
                   & Improvement, G.O., (FGIC Ins),
                   5.150%, 12/1/14
          315,000  Toledo, OH, Sewer System                                       341,129
                   Revenue, 5.250%, 11/15/13
          500,000  Troy, OH, Capital Facilities, G.O.,                            553,725
                   6.250%, 12/1/11
          350,000  Trumbull County, OH, Public                                    383,782
                   Improvements Refunding, G.O.,
                   (MBIA Ins), 5.125%, 12/1/13
          100,000  University of Akron, OH, General                               105,241
                   Receipts Revenue, (AMBAC Ins),
                   5.125%, 1/1/11
          500,000  University of Cincinnati, OH,                                  543,645
                   Certificate Participation, University
                   Center Project, (MBIA Ins), 5.100%,
                   6/1/11
          250,000  University of Cincinnati, OH,                                  253,555
                   General Receipts Revenue, Series V,
                   5.250%, 6/1/08
          265,000  University of Cincinnati, OH,                                  268,808
                   General Receipts Revenue, Series V,
                   5.350%, 6/1/09
          100,000  University of Cincinnati, OH,                                  104,206
                   General Receipts Revenue, Series W,
                   5.650%, 6/1/11
          300,000  University of Cincinnati, OH,                                  313,758
                   General Receipts Revenue, Series Z,
                   5.000%, 6/1/17
          175,000  Warren County, OH, Sewer                                       179,814
                   Improvement, P&G Co./Lower Miami,
                   G.O., 5.250%, 12/1/08
          185,000  Warren County, OH, Sewer                                       190,208
                   Improvement, P&G Co./Lower Miami,
                   G.O., 5.350%, 12/1/09
          400,000  Warren County, OH, Water                                       411,004
                   Improvement, The P&G Project, G.O.,
                   5.250%, 12/1/07
          500,000  Wauseon Village, OH, School                                    531,350
                   District, G.O., 5.450%, 12/1/14
          100,000  West Holmes, OH, Local School                                  105,652
                   District, G.O., (MBIA Ins), 5.100%,
                   12/1/11
          500,000  Westlake, OH, City School District,                            537,740
                   G.O., Series A, 5.500%, 12/1/10
          500,000  Westlake, OH, Refunding &                                      541,420
                   Improvement, G.O., 5.350%,
                   12/1/10
          165,000  Whitehall, OH, Public                                          173,978
                   Improvements, G.O., (AMBAC Ins),
                   4.950%, 12/1/10
          100,000  Worthington, OH, City School                                   106,920
                   District Refunding, G.O., (FGIC Ins),
                   5.000%, 12/1/09
          100,000  Youngstown, OH, G.O., (MBIA Ins),                              102,646
                   6.125%, 12/1/14                                             ----------
Total Municipal Bonds (Cost $56,431,501)                                       57,644,123
                                                                               ----------

Cash Equivalent  (1.9%):
        1,097,752  Fidelity Institutional Tax-Exempt                            1,097,752
                   Fund                                                         ---------
Total Cash Equivalent (Cost $1,097,752)                                         1,097,752
                                                                                ---------



Total Investments (Cost $57,529,253) (a)   -   101.2%                          58,741,875
Liabilities in Excess of Other Assets   -   (1.2)%                              (680,703)
                                                                               ----------
NET ASSETS   -   100.0%                                                $       58,061,172
                                                                               ==========
------------

See Notes to Portfolio of Investments.













Huntington Short/Intermediate Fixed Income Securities Fund
Portfolio of Investments                                                   March 31, 2005
(Unaudited)


        Principal      Security
    Amount or Shares   Description                                                Value

Corporate Bonds  (59.0%):
Agricultural Services  (1.2%):
       $2,000,000  Monsanto Co., 4.000%, 5/15/08                       $        1,968,788
                                                                                ---------
Audio/Video Products  (1.0%):
        1,495,000  Harman International Industries,                             1,559,010
                   Inc., 7.125%, 2/15/07                                        ---------
Banks  (5.3%):
        3,000,000  KeyCorp., 4.700%, 5/21/09                                    2,996,994
        2,659,091  Marshall & Ilsley Bank, 2.900%,                              2,563,816
                   8/18/09
        3,000,000  National City Bank, 4.250%,                                  2,938,182
                   1/29/10                                                      ---------
                                                                                8,498,992
Bottled & Canned Soft Drinks  (1.8%):                                           ---------
        3,000,000  PepsiAmericas, Inc., 3.875%,                                 2,963,364
                                                                                ---------
                   9/12/07
Chemicals  (1.9%):
        3,000,000  Chevron Phillips Chemical Co.,                               3,056,118
                   5.375%, 6/15/07                                              ---------
Computers  (1.3%):
        2,000,000  Hewlett Packard Co., 7.150%,                                 2,015,336
                   6/15/05                                                      ---------
Consumer Products  (4.2%):
        2,000,000  Costco Wholesale Corp., 5.500%,                              2,051,182
                   3/15/07
        3,000,000  Earthgrains Co., 6.500%, 4/15/09                             3,208,206
        1,500,000  Fortune Brands, Inc., 2.875%,                                1,472,606
                   12/1/06                                                      ---------
                                                                                6,731,994
Electrical Services  (3.7%):                                                    ---------
        2,000,000  Alabama Power Co., 3.125%,                                   1,925,698
                   5/1/08
        1,000,000  Baltimore Gas & Electric, 5.250%,                            1,016,560
                   12/15/06
        3,000,000  Virginia Electric & Power, 5.750%,                           3,050,277
                   3/31/06                                                      ---------
                                                                                5,992,535
Financial Services  (11.0%):                                                    ---------
        3,000,000  AIG International Lease Finance                              2,980,628
                   Corp., 4.500%, 5/1/08
        2,000,000  Bear Stearns Co., 3.000%, 3/30/06                            1,981,330
        2,000,000  Caterpillar Financial Services Corp.,                        1,961,732
                   3.670%, 10/4/07
        3,000,000  Countrywide Home Loan, 3.250%,                               2,871,624
                   5/21/08
        1,000,000  Ford Motor Credit Co., 6.500%,                               1,010,143
                   1/25/07
        1,000,000  General Motors Acceptance Corp.,                             1,006,963
                   6.750%, 1/15/06
        2,000,000  General Motors Acceptance Corp.,                             1,950,230
                   6.125%, 8/28/07 (d)
        2,000,000  MBIA Global Funding LLC, 2.875%,                             1,957,942
                   11/30/06 (c)
        2,000,000  Morgan Stanley, 3.875%, 1/15/09                              1,944,776
                                                                                ---------
                                                                               17,665,368
Insurance  (2.0%):                                                             ----------
        2,100,000  Metlife, Inc., 5.250%, 12/1/06                               2,139,890
        1,000,000  Prudential Financial, 6.375%, 7/23/06 (c)                    1,032,613
                                                                                ---------
                                                                                3,172,503
Miscellaneous Business Services  (1.9%):                                        ---------
        3,000,000  Rockwell International Corp.,                                3,121,953
                   6.150%, 1/15/08                                              ---------

Motion Picture & Video Production  (0.6%):
        1,000,000  Viacom, Inc., 5.625%, 5/1/07                                 1,023,506
                                                                                ---------

Oil & Gas Exploration Services  (1.3%):
        2,000,000  Burlington Resources, Inc., 5.600%,                          2,039,890
                   12/1/06                                                      ---------

Personal Credit Institutions  (1.8%):
        3,000,000  Household Finance Corp., 4.125%,                             2,916,957
                   11/16/09                                                     ---------

Petroleum Refining  (2.5%):
        2,000,000  Anadarko Petroleum Corp., 3.250%,                            1,930,092
                   5/1/08
        2,000,000  Marathon Oil, 5.375%, 6/1/07                                 2,040,900
                                                                                ---------
                                                                                3,970,992
Printing & Publishing  (1.3%):                                                  ---------
        1,000,000  Knight-Ridder, Inc., 6.300%,                                 1,015,313
                   12/15/05
        1,000,000  Reed Elsevier Capital, Inc., 7.000%,                         1,004,297
                    5/15/05                                                     ---------
                                                                                2,019,610
Radio Broadcasting  (1.8%):                                                     ---------
        3,000,000  Clear Channel Communications,                                2,965,521
                   Inc., 4.625%, 1/15/08                                        ---------

Railroad Transportation  (1.8%):
        3,000,000  Union Pacific Corp., 3.875%,                                 2,912,748
                   2/15/09                                                      ---------
Real Estate Investment Trusts  (2.5%):
        2,000,000  Amb Property L.P., 7.200%,                                   2,043,988
                   12/15/05
        2,000,000  Archstone-Smith Trust, 3.000%,                               1,904,472
                   6/15/08                                                      ---------
                                                                                3,948,460
Residential Building Construction  (1.9%):                                      ---------
        3,000,000  Centex Corp., 4.750%, 1/15/08                                2,999,661
                                                                                ---------
Retail  (3.8%):
        3,000,000  CVS Corp., 3.875%, 11/1/07                                   2,956,749
        3,000,000  Tandy Corp., 6.950%, 9/1/07                                  3,175,065
                                                                                ---------
                                                                                6,131,814
Telephone Communication  (3.2%):                                                ---------
        1,000,000  Bell Atlantic Financial, 7.600%,                             1,060,840
                   3/15/07
        3,000,000  Cingular Wireless, 5.625%,                                   3,064,737
                   12/15/06
        1,000,000  GTE North, Inc., 5.650%, 11/15/08                            1,020,314
                                                                                ---------
                                                                                5,145,891
Tools & Accessories  (0.6%):                                                    ---------
        1,000,000  Stanley Works, 3.500%, 11/1/07                                 980,132
                                                                                  -------
Wholesale Distribution  (0.6%):
        1,000,000  Cardinal Health, Inc., 4.450%,                               1,000,992
                   6/30/05                                                     ----------
Total Corporate Bonds (Cost $97,045,616)                                       94,802,135
                                                                               ----------

U.S. Government Agencies  (39.1%):
Federal Home Loan Bank  (15.1%):
        2,500,000  6.875%, 8/15/05                                              2,536,078
        3,000,000  2.000%, 12/9/05                                              2,969,292
        2,000,000  2.200%, 12/30/05                                             1,979,922
        2,000,000  2.950%, 9/14/06                                              1,973,402
        3,000,000  3.600%, 2/23/07                                              2,979,038
        1,000,000  3.300%, 9/14/07                                                981,775
        3,000,000  3.850%, 1/30/08                                              2,973,822
        2,000,000  3.375%, 2/15/08                                              1,955,434
        1,000,000  3.500%, 3/24/08                                                980,484
        1,500,000  3.500%, 4/28/08                                              1,469,619
        1,000,000  3.500%, 12/26/08                                               972,005
        2,500,000  3.875%, 8/14/09                                              2,449,008
                                                                                ---------
                                                                               24,219,879
Federal Home Loan Mortgage Corporation  (15.4%):                               ----------
        3,000,000  2.670%, 4/12/05                                              2,997,525
        4,000,000  2.710%, 4/26/05                                              3,992,500
        5,000,000  5.250%, 1/15/06                                              5,063,255
        2,000,000  3.050%, 1/19/07                                              1,969,394
        1,000,000  4.260%, 7/19/07                                              1,003,932
        3,000,000  3.500%, 4/1/08                                               2,939,673
        2,000,000  3.650%, 5/7/08                                               1,966,620
        3,000,000  3.600%, 5/22/08                                              2,945,307
        1,000,000  3.875%, 1/12/09                                                979,828
        1,000,000  4.720%, 5/19/09                                              1,001,976
                                                                                ---------
                                                                               24,860,010
Federal National Mortgage Association  (8.6%):                                 ----------
        3,000,000  2.620%, 4/6/05                                               2,998,875
        2,000,000  2.650%, 2/23/07                                              1,950,472
        2,000,000  3.050%, 4/20/07                                              1,961,272
        2,000,000  3.750%, 5/17/07                                              1,985,422
        2,000,000  3.750%, 9/15/08                                              1,960,618
        2,000,000  3.625%, 3/16/09                                              1,945,336
        1,000,000  3.850%, 4/14/09                                                980,034
                                                                                  -------
                                                                               13,782,029
                                                                               ----------
Total U.S. Government Agencies (Cost $63,510,024)                              62,861,918
                                                                               ----------

Cash Equivalent  (1.2%):
        1,928,614  Huntington Money Market Fund,                                1,928,614
                   Interfund Shares *                                           ---------
Total Cash Equivalent (Cost $1,928,614)                                         1,928,614
                                                                                ---------

Short-Term Securities Held as Collateral for Securities Lending (1.2%):
Mutual Funds (0.0%):
            1,337  JP Morgan Institutional Prime Money Market Fund                  1,337
                                                                                    -----
Repurchase Agreements (0.3%):
         $320,987  JP Morgan Securities, 2.870%, 4/1/05                           320,987
          183,312  Morgan Stanley Dean Witter & Co., 2.910%, 4/1/05               183,312
                                                                                  -------
                                                                                  504,299
Variable Rate Obligations (0.9%):
           89,231  Bankone Class A 2004-4, 2.850%, 4/15/05                         89,231
           53,524  Bankone ISS Trust 2003-1, 2.860%, 4/15/05                       53,524
           44,549  Bayerische Landesbk NY, 2.900%, 4/19/05                         44,549
           12,469  Capital One MT 2002-3, 2.871%, 4/15/05                          12,469
           35,765  Capital One MT 2002-3, 2.879%, 4/15/05                          35,765
           23,162  Capital One MT 2002-3, 2.890%, 4/15/05                          23,162
           60,970  CCCIT Series 2000, CL 2002-A9, 3.031%, 6/15/05                  60,970
           35,001  CCCIT Series 2000, CL 2002-A5, 3.047%, 6/15/05                  35,001
           28,509  Chase CCC Trust 2004-2, C, 2.847%, 4/15/05                      28,509
          89,231   Chase CCC Trust 2004-2, C, 2.850%, 4/15/05                      89,231
           44,491  Chase CCMT 2001-2 Class A, 2.857%, 4/15/05                      44,491
           76,762  Chase CCOT 2001-1 Class A, 2.853%, 4/15/05                      76,762
           22,532  Chase CCOT 2003-1 Class A, 2.855%, 4/15/05                      22,532
           18,522  Chase CCOT 2003-1 Class A, 2.860%, 4/15/05                      18,522
           53,466  Chase CCOT 2003-1 Class A, 2.871%, 4/15/05                      53,466
           49,265  Daimler Chrysler Master OT 2003-A, 2.860%, 4/15/05              49,265
           44,491  Deutsche Bank, 3.005%, 4/1/05                                   44,491
           89,174  Dexia Bank Belgium SA, 2.736%, 4/4/05                           89,174
           44,491  Discover CMT I 2003-1, 2.870%, 4/15/05                          44,491
           48,119  Discover CMT I 2001-2, 2.858%, 4/15/05                          48,119
           17,758  Fleet CCMT II 2002-A Class A, 2.841%, 4/15/05                   17,758
            8,975  Fleet CCMT II 2002-A Class A, 2.860%, 4/15/05                    8,975
           26,733  Fleet CCMT II 2002-A Class A, 2.860%, 4/15/05                   26,733
           17,758  Fleet CCMT II 2002-A Class A, 2.879%, 4/15/05                   17,758
            7,065  General Electric Capital Corp., 2.860%, 5/12/05                  7,065
           26,733  General Electric Capital Corp., 2.870%, 5/12/05                 26,733
           89,174  HBOS Treasury Services PLC, 3.110%, 6/30/05                     89,174
           89,174  JP Morgan & Co., Inc., 2.970%, 6/2/05                           89,174
           32,080  MassMutual Global Funding II, 3.161%, 6/28/05                   32,080
           17,758  MBNA MCCT II 1997-K Class A, 2.851%, 4/15/05                    17,758
          106,932  MBNA MCCT II 2000-K Class A, 2.702%, 4/15/05                   106,932
                                                                                  -------
                                                                                1,403,864
Total Short-Term Securities Held as Collateral for                              ---------
  Securities Lending (Cost $1,909,500)                                          1,909,500
                                                                                ---------



Total Investments (Cost $164,393,754) (a)   -   100.5%                        161,502,167
Liabilities in Excess of Other Assets   -   (0.5)%                              (787,214)
                                                                              -----------
NET ASSETS   -   100.0%                                                $      160,714,953
                                                                              ===========
------------

See Notes to Portfolio of Investments.







NOTES TO PORTFOLIO OF INVESTMENTS





                                                                                         Unrealized    Net Unrealized
(a)  Fund                                        Tax Cost of       Unrealized            Depreciation  Appreciation
                                                 Securities        Appreciation                        (Depreciation)*
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Huntington Florida Tax-Free Money Fund      $27,048,148       $ -                   $ -           $ -
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Huntington Money Market Fund                658,838,932       -                     -             -
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Huntington Ohio Municipal Money Market Fund 168,794,759       -                     -             -
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Huntington U.S. Treasury Money Market Fund  562,443,164       -                     -             -
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Huntington Dividend Capture Fund            108,022,447       5,819,220             (2,317,660)   3,501,560
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Huntington Growth Fund                      152,902,081       117,111,080           (5,567,952)   111,543,128
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Huntington Income Equity Fund               162,094,103       58,920,467            (3,047,559)   55,872,908
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Huntington International Equity Fund        112,745,531       31,700,224            (922,090)     30,778,134
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Huntington Macro 100 Fund                   20,799,242        1,360,934             (892,724)     468,210
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Huntington Mid Corp America Fund            105,853,362       44,904,052            (957,391)     43,946,661
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Huntington New Economy Fund                 54,321,843        17,191,300            (1,529,310)   15,661,990
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Huntington Rotating Markets Fund            21,293,090        3,790,934             (21,452)      3,769,482
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Huntington Situs Small Cap Fund             51,338,766        17,419,638            (764,970)     16,654,668
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Huntington Fixed Income Fund                163,730,951       3,669,057             (1,958,002)   1,711,055
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Huntington Intermediate Government Income   93,212,441        1,001,395             (1,262,117)   (260,722)
     Fund
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Huntington Michigan Tax-Free Fund           31,604,662        566,707               (217,424)     349,283
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Huntington Mortgage Securities Fund         63,609,396        2,060,674             (836,503)     1,224,171
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Huntington Ohio Tax-Free Fund               57,529,253        1,444,194             (231,572)     1,212,622
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Huntington Short/Intermediate Fixed Income  164,393,754       124,126               (3,015,713)   (2,891,587)
     Securities Fund
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------


* The difference between the book-basis and tax-basis cost of securities is attributable primarily to tax deferral of losses on wash sales.

(b)  Non-income producing security

(c) Rule 144 A, Section 4(2) or other security, which is restricted to institutional investors.

(d)  All or part of the security was on loan as of March 31, 2005.

 *  Affiliated
**  Variable Rate Demand Notes - rates disclosed in effect at March 31, 2005.


The categories of investments are shown as a percentage of net assets. The following abbreviations are used in the Portfolio of Investments:

ADR - American Depositary Receipt                               GO - General Obligation
AMBAC - American Municipal Bond Assurance Corporation           LOC - Letter of Credit
AMEX - American Stock Exchange                                  MBIA - Municipal Bond Insurance Association
BAN - Bank Anticipation Notes                                   MSCI - Morgan Stanley Capital International
EAFE - Europe Australasia Far East                              REMIC - Real Estate Mortgage Investment Conduit
EMU - European Monetary Union                                   S&P - Standard & Poor's
FGIC - Financial Guaranty Insurance Corporation                 SPDR - Standard & Poor's Depository Receipt
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance





This report contains the Portfolio of Investments of the Huntington Funds (the "Trust") listed below (individually referred to as a "Fund," or collectively as the "Funds"):



                                 Funds                               Investment Share
                                                                     Classes Offered
    Huntington Florida Tax-Free Money Fund ("Florida Tax-Free        Trust & A
    Money")
    Huntington Money Market Fund ("Money Market")                    Trust, A, B &
                                                                     Interfund
    Huntington Ohio Municipal Money Market Fund ("Ohio Municipal     Trust & A
    Money Market")
    Huntington U.S. Treasury Money Market Fund ("U.S. Treasury       Trust & A
    Money Market")
    Huntington Dividend Capture Fund ("Dividend Capture")            Trust, A & B
    Huntington Growth Fund ("Growth")                                Trust, A & B
    Huntington Income Equity Fund ("Income Equity")                  Trust, A & B
    Huntington International Equity Fund ("International Equity")    Trust, A & B
    Huntington Macro 100 Fund ("Macro 100")                          Trust, A & B
    Huntington Mid Corp America Fund ("Mid Corp America")            Trust, A & B
    Huntington New Economy Fund ("New Economy")                      Trust, A & B
    Huntington Rotating Markets Fund ("Rotating Markets")            Trust & A
    Huntington Situs Small Cap Fund ("Situs Small Cap")              Trust, A & B
    Huntington Fixed Income Securities Fund ("Fixed Income")         Trust, A & B
    Huntington Intermediate Government Income Fund ("Intermediate    Trust, A & B
    Government Income")
    Huntington Michigan Tax-Free Fund ("Michigan Tax-Free")          Trust, A & B
    Huntington Mortgage Securities Fund ("Mortgage Securities")      Trust, A & B
    Huntington Ohio Tax-Free Fund ("Ohio Tax-Free")                  Trust, A & B
    Huntington Short/Intermediate Fixed Income Securities Fund       Trust & A
    ("Short/Intermediate Fixed Income")


Each class of shares has exclusive voting rights with respect to matters that affect just that class.


A.    Investment Valuations

The price at which the Funds will offer or redeem Shares is the net asset value ("NAV") per Share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges.

The Trust calculates NAV for each of the Funds (other than the Money Market Funds) by valuing securities held based on market value. The Trust attempts to stabilize the NAV per share for each of the Money Market Funds at $1.00 per share by valuing its portfolio securities using the amortized cost method, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight line) basis to the maturity of the security.

In computing NAV, current market value is used to value portfolio securities with respect to which market quotations are readily available. Pursuant to policies approved by the Board of Trustees ("Trustees"), the Trust relies on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities traded on a national securities exchange or reported on the NASDAQ National Market System at the last reported sales price on the principal exchange. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities not included in the NASDAQ National Market System, securities are valued at a bid price estimated by the security pricing service. U.S. government obligations held by Mortgage Securities are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. Foreign equity securities are valued at the last sales price, or if no sales price is given at a bid price estimated by the security pricing service, and are subject to modification based on significant events, as described below. Except as noted above, debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, including foreign debt securities and zero-coupon securities, securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Option contracts are valued at the last quoted bid price as reported on the primary exchange of the board of trade on which such options are traded. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at NAV.

Under certain circumstances, a good faith determination of the fair value of a security may be used instead of its current market value, even if the security's market price is readily available. In such situations, the Trust's sub-financial administrator may request that the Trust's Pricing Committee, as described herein, to make its own fair value determination.

Securities for which market quotations are not readily available are valued at their "fair value." In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund ("good faith fair valuation"). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. The final good faith fair valuation of a security is based on an analysis of those factors deemed relevant to the security valuation at issue. With respect to certain narrow categories of securities, the Pricing Committee's procedures detail specific valuation methodologies to be used in lieu of considering the aforementioned list of factors.

The Funds may use the fair value of a security to calculate its NAV when a market price is not readily available, such as when: (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Funds' advisor determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the New York Stock Exchange ("NYSE"), which is when each Fund's NAV is computed. An event is considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating a Fund's NAV in advance of the time when the NAV is calculated.

In some  cases,  events  affecting  the issuer of a  portfolio  security  may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company's operations or regulatory changes or market developments affecting the issuer's industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

The Funds' Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant. Since International Equity invests primarily in foreign securities, it is most likely to be affected by this fair valuation methodology. Since Situs Small Cap invests some of its assets in foreign securities, it may be affected, although to a lesser extent.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Fair valuation determinations often involve the consideration of a number of subjective factors, and the fair value price may be higher or lower than a readily available market quotation.


B.    Repurchase Agreements

The Funds may enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' investment adviser, Huntington Assets Advisors, Inc. ("Advisor") to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. It is the policy of the Funds to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

C.  When-Issued and Delayed Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

D.    Foreign Exchange Contracts

International Equity, Rotating Markets and Situs Small Cap may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. International Equity, Rotating Markets and Situs Small Cap may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchase contracts are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the securities against currency fluctuations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency translations are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At March 31, 2005 International Equity, Rotating Markets and Situs Small Cap had no outstanding foreign currency commitments.

E.    Foreign Currency Translation

Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. International Equity does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F.    Written Options Contracts

Certain of the Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.



The following is a summary of Dividend Capture's written option activity for the quarter ended March 31, 2005:

Contracts                               Number of Contracts     Premium
Outstanding at 12/31/2004               150                     $ 26,775
Options written                         50                      5,599
Options expired                         (50)                    (6,500)
Options closed                          -                       -
Options exercised                       -                       -
Outstanding at 03/31/2005               150                     $ 25,874

At March 31, 2005, Dividend Capture had the following outstanding options:



WRITTEN OPTION CONTRACTS


Contracts                       Type    Expiration    Exercise   Number
                                        Date          Price      of Contracts   Fair Value     Unrealized
                                                                                                Appreciation
                                                                                                (Depreciation)
--------------------------------------------------------------------------------------------------------------
ConocoPhillips                  Call   April 2005       115      50             1,000           4,599
Harrah's Entertainment, Inc.    Call   May 2005         60       30             15,900          (5,490)
Monsanto Co.                    Call   April 2005       45       70             135,100         (125,235)

NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS                                         $ (126,126)



The following is a summary of Income Equity's written option activity for the quarter ended March 31, 2005:

Contracts                                  Number of                 Premium
                                           Contracts
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Outstanding at 12/31/2004                  5,964                  $ 1,004,037
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Options written                            10,475                 3,126,052
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Options expired                            (1,110)                (161,274)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Options closed                             (7,655)                (1,050,168)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Options exercised                          (552)                  (205,379)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Outstanding at 03/31/2005                  7,122                  $ 2,713,268
------------------------------------------------------------------------------
------------------------------------------------------------------------------










At March 31, 2005, Income Equity had the following outstanding options:


WRITTEN OPTION CONTRACTS
-----------------------------------------------------------------------------------------------------------------------------
Contract                                         Type    Expiration     Exercise    Number     Fair         Unrealized
                                                           Date          Price      of         Value        Appreciation
                                                                                    Contracts               (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
ChevronTexaco Corp.                              Call    June           55          574        287,000    (119,398)
                                                         2005
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
ChevronTexaco Corp.                              Call    September 2005 60          287        86,100     (6,604)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
ChevronTexaco Corp.                              Call    September 2005 55          287        169,330    (15,216)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                   Call    August 2005    105         294        244,020    (890)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                   Call    August 2005    100         295        336,300    (6,796)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Duke Energy Corp.                                Call    May 2005       27.5        830        95,450     (19,449)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Exelon Corp.                                     Call    May 2005       45          325        47,125     (21,090)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Kerr-Mcgee Corp.                                 Call    October 2005   75          730        584,000    16,040
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
MBNA Corp.                                       Call    May 2005       25          2040       132,600    (12,244)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                       Call    August 2005    65          940        799,000    (78,044)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Royal Dutch Petroleum Co. ADR                    Call    January 2006   60          520        197,600    (1,566)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS                                               $  (265,257)



The following is a summary of Situs Small Cap's written option activity for the quarter ended March 31, 2005:

-----------------------------------------------------------------------------
Contracts                           Number of Contracts   Premium
Outstanding at 12/31/2004             300                 $ 78,648
Options written                       -                     -
Options expired                       -                     -
Options closed                       (300)                 (78,648)
Options exercised                     -                     -
Outstanding at 03/31/2005             -                   $ -


At March 31, 2005, Situs Small Cap had no outstanding options.


G.  Securities Lending

To generate additional income, the Funds may lend a certain percentage of their total assets (33 1/3% for Dividend Capture, International Equity Fund, Macro 100, Mid Corp America, New Economy, Rotating Markets and Situs Small Cap, 5% for Michigan Tax-Free, and 20% for the remaining Funds) on a short-term basis to certain brokers, dealers or other financial institutions. In determining whether to lend to a particular broker, dealer or financial institution, the Advisor will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash or U.S. government obligations at least equal to 100% of the value of the securities on loan for Dividend Capture, International Equity, Macro 100, Mid Corp America, New Economy, Rotating Markets and Situs Small Cap and at least equal to 102% of the value of securities on loan for the remaining Funds. Information on the investment of cash collateral is shown in the Portfolio of Investments. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities on loan. In addition, the Funds retain all or a portion of the interest received on investment of collateral or receive a fee from the borrower. Collateral is marked to market daily. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Loans are subject to termination by the Funds or the borrower at any time, and therefore, are not considered to be illiquid investments. Boston Global Advisers ("BGA") serves as sub-custodian for the securities lending program. BGA receives a sub-custody fee based on the value of collateral received from borrowers. In addition, The Huntington National Bank, ("Huntington"), as custodian of each of the Funds except International Equity, receives a monthly fee from BGA to offset certain transaction costs incurred by the custodian. As of March 31, 2005, the following Funds had securities with the following market values on loan:



Fund                          Market Value of         Market Value of
                               Loaned Securities        Collateral*
Dividend Capture               $  2,101,149        $   2,155,275
Growth                              742,560              766,500
Mid Corp America                  4,893,770            5,016,000
New Economy                       1,043,810            1,072,750
Situs Small Cap                   2,313,950            2,368,750
Short/Intermediate Fixed Income   1,871,838            1,909,500

* Includes securities and cash collateral


H. Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds' restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Trust's Pricing Committee.

I.  Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of NAV on the business day following the trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any) are recorded on the ex-dividend date.






Item 2. Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.
                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Huntington Funds

By (Signature and Title)  /s/ Charles L. Davis, Jr.
Charles L. Davis, Jr., Chief Executive  Officer and Principal  Executive Officer

Date:  5/27/05


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Charles L. Davis, Jr.
Charles L. Davis, Jr., Chief Executive  Officer and Principal  Executive Officer

Date:  5/27/05

By (Signature and Title)  /s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date:  5/27/05